PROSPECTUS

                                 SMITH BARNEY
                                 INTERMEDIATE
                              MATURITY CALIFORNIA
                                MUNICIPALS FUND


Class A, L and Y Shares
March 30, 2001


The fund is a separate series of Smith Barney Investment
Trust, a Massachusetts
business trust.

The Securities and Exchange Commissions has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                           [LOGO] Smith Barney
                                  Mutual Funds
                Your Serious Money. Professionally
Managed.(SM)


INVESTMENT PRODUCTS: NOT FDIC INSURED. NO BANK GUARANTEE.
MAY LOSE VALUE

Smith Barney Intermediate Maturity California Municipals
Fund

 Contents


Investments, risks and
performance..........................................   2
More on the fund's
investments..............................................
6
Management.................................................
 .................   6
Choosing a class of shares to
buy...........................................   8
Comparing the fund's
classes................................................   9
Sales
charges....................................................
 ...........  10
More about deferred sales
charges...........................................  12
Buying
shares.....................................................
 ..........  13
Exchanging
shares.....................................................
 ......  14
Redeeming
shares.....................................................
 .......  16
Other things to know about share
transactions...............................  18
Dividends, distributions and
taxes..........................................  20
Share
price......................................................
 ...........  21
Financial
highlights.................................................
 .......  22

The fund is a separate series of Smith Barney Investment
Trust, a Massachusetts
business trust.




Smith Barney Mutual Funds

 Investments, risks and performance


Investment objective
The fund seeks to provide California investors with as high a level of current income exempt from federal income taxes and California state personal income taxes as is consistent with the preservation of principal.

Principal investment strategies
Key investments The fund invests primarily in investment grade municipal secu-rities. These include securities issued by the State of California and certain other municipal issuers, political subdivisions, agencies and public authori-ties that pay interest which is exempt from federal income and California per-sonal income taxes. The fund maintains an average portfolio maturity of between three and ten years. The fund can invest up to 20% of its assets in unrated securities that the manager determines are investment grade.

Selection process The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities it believes will benefit from changes in market conditions.
In selecting indi-
vidual securities, the manager:

 .Uses fundamental credit analysis to estimate the relative value and attrac-
  tiveness of various securities and sectors and to exploit opportunities in the municipal bond market
 .May trade between general obligation and revenue bonds and among various reve-
  nue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values
 .Considers the yields available for securities with different maturities and a security's maturity in light of the outlook for the issuer, its sector and interest rates
 .Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features

Smith Barney Intermediate Maturity California Municipals
Fund

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 .Interest rates rise, causing the value of the fund's portfolio to decline
 .The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded
 .California municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting
  California municipal issuers
 .Unfavorable legislation affects the tax-exempt status of municipal bonds
 .The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distri-butions of the fund's gains generally will be, subject to federal and Califor-nia state taxation. The fund may realize taxable gains on the sale of its securities or on transactions in derivative contracts. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, dis-tributions of the fund's income and gains will be taxable to investors in states other than California.

The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund concentrates its assets in fewer issuers, the fund will be more sus-ceptible to negative events affecting those issuers.

Who may want to invest The fund may be an appropriate investment if you are a
California taxpayer and:

 .Are in a high federal tax bracket seeking income that is exempt from Califor-
  nia and federal taxation
 .Currently have exposure to other asset classes and are seeking to broaden your investment portfolio
 .Are willing to accept the risks of municipal securities, including the risks of concentrating in a single state



Smith Barney Mutual Funds

Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing the fund's performance. Past performance does not necessarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's
Class A shares for each of the past nine years. Class L and Y shares have dif-ferent performance because of their different expenses. The performance infor-mation in the chart does not reflect sales charges, which would reduce your return.

             Total Return for Class A Shares

                            [BAR CHART APPEARS HERE]

1992    1993    1994    1995    1996    1997    1998
1999    2000
----    ----    ----    ----    ----    ----    ----    ---
-    ----
7.59%   11.52% (4.82%)  14.63%  4.19%   7.48%   5.80%
(1.52%)  9.18%

                       Calendar years ended December 31

Quarterly returns:

Highest: 5.80% in 1st quarter 1995; Lowest: (4.64)% in 1st quarter 1994

Risk return table
This table indicates the risks of investing in the fund by comparing the aver-age annual total return of each class for the periods shown to that of the Leh-man Brothers Municipal Bond Index (the "Lehman Index"), a broad-based unmanaged index of municipal bonds and the Lipper California
Municipal Fund Average (the
"Lipper Funds Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

                          Average Annual Total Returns

                  Calendar Years Ended December 31, 2000

Class                 1 year 5 years 10 years Since
Inception Inception Date
 A                     6.99%  4.55%    n/a         5.61%
12/31/91
 L                     6.92%  4.53%    n/a         6.16%
11/08/94
 Y                     9.23%  5.17%    n/a         5.50%
09/08/95
Lehman Index          11.68%  5.84%    n/a         6.80%
*
Lipper Funds Average  12.86%  5.03%    n/a         6.25%
*
*Index Comparison begins on December 31, 1991.

Smith Barney Intermediate Maturity California Municipals
Fund

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)
Class A Class L Class Y
Maximum sales charge (load) imposed on purchases (as a
% of offering price)
2.00%   1.00%    None
Maximum deferred sales charge (load) (as a % of the
lower of net asset value at purchase or redemption)
None*   1.00%    None
                        Annual fund operating expenses
(expenses deducted from fund assets)
Class A Class L Class Y
Management fees**
0.50%   0.50%   0.50%
Distribution and service (12b-1) fees
0.15%   0.35%    None
Other expenses
0.32%   0.33%   0.29%
                                                         --
---   -----   -----
Total annual fund operating expenses**
0.97%   1.18%   0.79%

=====   =====   =====

 *You may buy Class A shares in amounts of $500,000 or more at net asset value
(without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

**Because the manager has agreed to limit annual fund operating expenses, actual expenses were:

                                    Class A Class L Class Y
Management fee                         0.30%   0.30%   0.30%
                                       -----   -----   -----
Total annual fund operating expenses   0.77%   0.98%   0.59%

Management may discontinue or modify this management fee waiver at any time.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .You invest $10,000 in the fund for the period shown

 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge
 .The fund's operating expenses remain the same

                      Number of years you own your shares

                                      1 year 3 years 5
years 10 years
Class A (with or without redemption)   $297   $503    $726
$1,366
Class L (with or without redemption)   $319   $471    $743
$1,517
Class L (no redemption)                $219   $471    $743
$1,517
Class Y (with or without redemption)   $ 81   $252    $439
$  978



Smith Barney Mutual Funds

 More on the fund's investments

California municipal securities California municipal securities include debt obligations issued by certain non-California governmental issuers such as
Puerto Rico, the Virgin Islands and Guam. The interest on
California municipal
securities is exempt from federal income tax and California personal income tax. As a result, the interest rate on these bonds normally is lower than it would be if the bonds were subject to taxation.

The California municipal securities in which the fund invests include general obligation bonds, revenue bonds and notes, and municipal leases. These securi-ties may pay interest at fixed, variable or floating rates.
The fund may also
hold zero coupon securities which pay no interest during the life of the obli-gation but trade at prices below their stated maturity value.

The fund normally invests in intermediate-term municipal securities, which are securities that have remaining maturities at the time of purchase of three to ten years. The fund normally maintains an average portfolio maturity of between three and ten years.

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

 Management

Manager The fund's investment adviser and administrator is Citigroup Fund Man-agement LLC (prior to March 30, 2001, known as SSB Citi
Fund Management LLC),
an affiliate of Salomon Smith Barney Inc. The manager's address is 7 World
Trade Center, New York, New York 10048. The manager oversees the selection of the fund's investments and its general operations. The manager and Salomon
Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Joseph P. Deane, investment officer of the manager and senior vice president and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since its inception in 1991.
David T. Fare, investment officer of the manager and

Smith Barney Intermediate Maturity California Municipals
Fund
vice president of Salomon Smith Barney, currently shares the responsibility for the day-to-day management of the fund's portfolio, joining
Mr. Deane in 1998.
Mr. Deane and Mr. Fare have 31 and 14 years, respectively, of securities busi-ness experience.

Management fees For its services, the manager received a management fee and administrative fee during the Fund's last fiscal year equal to 0.18% and 0.12%, respectively, of the fund's average daily net assets.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its
Class A and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

In addition, the distributor may make payments for distribution and/or share-holder servicing activities out of its past profits and other available sourc-es. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make simi-lar payments under similar arrangements.

Transfer agent and shareholder servicing agent Citi
Fiduciary Trust Company
serves as the fund's transfer agent and shareholder servicing agent (the
"transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will per-form certain shareholder record keeping and accounting services.



Smith Barney Mutual Funds

 Choosing a class of shares to buy

You can choose among three classes of shares: Classes A, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 .If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

 .Class L shares are sold with a lower initial sales charge than Class A shares, which may also help to offset the higher annual expenses of this class.
  Because the fund's future return cannot be predicted, however, there can be no assurance that this would be the case for either class.

You may buy shares from:

 .A broker-dealer, financial intermediary, financial institution or a distribu-
  tor's financial consultant (each called a "Service
Agent").

 .The fund, but only if you are investing through certain
Service Agents.

All classes of shares are not available through all Service
Agents. You should
contact your Service Agent for further information.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                              Initial
Additional
                                      Classes A, L   Class
Y   All Classes
General                                  $1,000    $15
million     $50
Monthly Systematic Investment Plan        $25          n/a
$25
Quarterly Systematic Investment Plan      $50          n/a
$50
Uniform Gift to Minor Account             $250     $15
million     $50

Smith Barney Intermediate Maturity California Municipals
Fund

 Comparing the fund's classes

Your Service Agent can help you decide which class meets your goals. The Serv-ice Agent may receive different compensation depending upon which class you choose.

                   Class A       Class L       Class Y

Key features    .Initial      .Initial      .No initial
                 sales         sales         or deferred
                 charge        charge is     sales
                 .You may      lower than    charge
                 qualify for   Class A       .Minimum
                 reduction     .Deferred     investment
                 or waiver     sales         of at least
                 of initial    charge for    $15 million
                 sales         1 year        .Lower
                 charge        .Higher       annual
                 .Lower        annual        expenses
                 annual        expenses      than the
                 expenses      than Class    other clas-
                 than Class    A             ses
                 L
--------------------------------------------------------

Initial sales    Up to         1.00%         None
charge           2.00%;
                 reduced for
                 large pur-
                 chases and
                 waived for
                 certain
                 investors.
                 No charge
                 for pur-
                 chases of
                 $500,000 or
                 more
--------------------------------------------------------

Deferred sales   1.00% on      1.00% if      None
charge           purchases     you redeem
                 of $500,000   within 1
                 or more if    year of
                 you redeem    purchase
                 within 1
                 year of
                 purchase
--------------------------------------------------------

Annual           0.15% of      0.35% of      None
distribution     average       average
and service      daily net     daily net
fees             assets        assets
--------------------------------------------------------

Exchange         Class A       Class L       Class Y
Privilege*       shares        shares        shares
                 of most       of most       of most
                 Smith Bar-    Smith Bar-    Smith Bar-
                 ney funds     ney funds     ney funds
--------------------------------------------------------

* Ask your Service Agent for the Smith Barney funds available for exchange.


Smith Barney Mutual Funds

 Sales charges

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You do not pay a sales charge on investments of $500,000 or more, or on the fund's distributions or dividends you reinvest in additional
Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase. The table below also shows the amount of broker/dealer compensa-tion that is paid out of the sales charge. This compensation includes commis-sions and other fees which Service Agents that sell shares of the fund receive.
The distributor keeps up to approximately 10% of the sales charge imposed on
Class A shares. Service Agents also will receive the service fee payable on
Class A shares at an annual rate equal to 0.15% of the average daily net assets represented by Class A shares serviced by them.

                    Sales Charge as a % of Broker/Dealer
                                           commission as %
                    Offering  Net amount   of offering
Amount of purchase  price (%) invested (%) price

Less than $500,000    2.00        2.04          1.80
$500,000 or more       -0-         -0-           -0-

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith
Barney funds to take
advantage of the breakpoints in the sales charge schedule.

 .Accumulation privilege - lets you combine the current value of Class A shares owned

 .by you, or
 .by members of your immediate family,

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales

Smith Barney Intermediate Maturity California Municipals
Fund
 charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

 .Letter of intent - lets you purchase Class A shares of the fund and other
  Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 .Employees of NASD members

 .Investors participating in a fee-based program sponsored by certain broker-
  dealers affiliated with Citigroup

 .Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information
("SAI").

Class L shares
You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith
Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Service Agents selling Class L shares receive commissions of up to 1.35% of the purchase price of the Class L shares they sell. Starting in the thirteenth month Service Agents also receive an annual fee of 0.35% of the average daily net assets represented by the Class L shares held by their clients.

Class Y shares
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.


Smith Barney Mutual Funds

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares representing reinvested distributions and dividends
 .Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past
60 days and paid a
deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 .On payments made through certain systematic withdrawal plans
 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

Smith Barney Intermediate Maturity California Municipals
Fund

 Buying shares

     Through a   You should contact your Service Agent to
open a brokerage
 Service Agent   account and make arrangements to buy
shares.

                 If you do not provide the following
information, your order
                 will be rejected:

                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 Your Service Agent may charge an annual
account maintenance
                 fee.
-----------------------------------------------------------
---------------------

   Through the   Certain investors who are clients of
certain Service Agents
    fund         are eligible to buy shares directly from
the fund.

                 .Write the fund at the following address:

                      Smith Barney Investment Trust

                      Smith Barney Intermediate Maturity
California Municipals
                      Fund
                      (Specify class of shares)
                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, RI 02940-9699
                 .Enclose a check to pay for the shares.
For initial pur-
                   chases, complete and send an account
application.
                 .For more information, call the transfer
agent at 1-800-451-
                   2010.
-----------------------------------------------------------
---------------------
     Through a
    systematic   You may authorize your Service Agent or
the sub-transfer
    investment   agent to transfer funds automatically from
(i) a regular bank
          plan   account, (ii) cash held in a brokerage
account opened with a
                 Service Agent or (iii) certain money
market funds, in order
                 to buy shares on a regular basis.

                 .Amounts transferred should be at least:
$25 monthly or $50
                   quarterly

                 .If you do not have sufficient funds in
your account on a
                   transfer date, your Service Agent or the sub-transfer agent may charge you a fee

                 For more information, contact your Service
Agent, or the
                 transfer agent or consult the SAI.


Smith Barney Mutual Funds

 Exchanging shares

  Smith Barney   You should contact your Service Agent to
exchange into other
      offers a   Smith Barney funds. Be sure to read the
prospectus of the
   distinctive   Smith Barney fund you are exchanging into.
An exchange is a
     family of   taxable transaction.
         funds
   tailored to
 help meet the
 varying needs
 of both large
     and small
     investors

                 .You may exchange shares only for shares of the same class of another Smith Barney fund. Not all Smith
Barney funds offer
                   all classes.

                 .Not all Smith Barney funds may be offered in your state of residence. Contact your Service Agent or the transfer agent for further information.

                 .You must meet the minimum investment
amount for each fund,
                   (except for systematic investment plan
exchanges).
                 .If you hold share certificates, the sub-
transfer agent must
                   receive the certificates endorsed for
transfer or with
                   signed stock powers (documents
transferring ownership of
                   certificates) before the exchange is
effective.
                 .The fund may suspend or terminate your
exchange privilege if
                   you engage in an excessive pattern of
exchanges.
-----------------------------------------------------------
---------------------

     Waiver of   Your shares will not be subject to an
initial sales charge at
    additional   the time of the exchange.
 sales charges

                 Your deferred sales charge (if any) will continue to be mea-
                 sured from the date of your original
purchase. If the fund
                 you exchange into has a higher deferred
sales charge, you
                 will be subject to that charge. If you
exchange at any time
                 into a fund with a lower charge, the sales charge will not be reduced.

Smith Barney Intermediate Maturity California Municipals
Fund

  By telephone
                 If you do not have a brokerage account
with a Service Agent
                 you may be eligible to exchange shares
through the fund. You
                 must complete an authorization form to
authorize telephone
                 transfers. If eligible, you may make
telephone exchanges on
                 any day the New York Stock Exchange is
open. Call the trans-
                 fer agent at 1-800-451-2010 between 9:00
a.m. and 4:00 p.m.
                 (Eastern time).

                 You can make telephone exchanges only
between accounts that
                 have identical registrations.
-----------------------------------------------------------
---------------------

       By mail
                 If you do not have a brokerage account,
contact your Service
                 Agent or write to the sub-transfer agent at the address on the following page.


Smith Barney Mutual Funds

 Redeeming shares

     Generally
                 Contact your Service Agent to redeem
shares of the fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for
transfer or with signed
                 stock powers before the redemption is
effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent
within three business
                 days after your request is received in
good order. However,
                 if you recently purchased your shares by check, your redemp-
                 tion proceeds will not be sent to you
until your original
                 check clears which may take up to 15 days.

                 If you have a brokerage account with a
Service Agent, your
                 redemption proceeds will be placed in your
account and not
                 reinvested without your specific
instruction. In other cases,
                 unless you direct otherwise, your
redemption proceeds will be
                 paid by check mailed to your address of
record.
-----------------------------------------------------------
---------------------

       By mail
                 For accounts held directly at the fund,
send written requests
                 to the fund at the following address:
                   Smith Barney Investment Trust

                   Smith Barney Intermediate Maturity
California Municipals
                   Fund
                   (Specify class of shares)
                   c/o PFPC Global Fund Services
                   P.O. Box 9699
                   Providence, RI 02940-9699

                 Your written request must provide the
following:

                 .The name of the fund and account number

                 .The class of shares and the dollar amount or number of
                   shares to be redeemed
                 .Signatures of each owner exactly as the account is
                   registered

Smith Barney Intermediate Maturity California Municipals
Fund

  By telephone
                 If you do not have a brokerage account
with a Service Agent,
                 you may be eligible to redeem shares in
amounts up to $50,000
                 per day through the transfer agent. You
must complete an
                 authorization form to authorize telephone redemptions. If
                 eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and
4:00 p.m. (Eastern
                 time).

                 Your redemption proceeds can be sent by
check to your address
                 of record or by wire or electronic
transfer (ACH) to a bank
                 account designated on your authorization
form. You must sub-
                 mit a new authorization form to change the
bank account des-
                 ignated to receive wire or electronic
transfers, and you may
                 be asked to provide certain other
documents. The sub-transfer
                 agent may charge a fee on an electronic
transfer (ACH).
-----------------------------------------------------------
---------------------

     Automatic   You can arrange for the automatic
redemption of a portion of
          cash   your shares on a monthly or quarterly
basis. To qualify you
    withdrawal   must own shares of the fund with a value
of at least $10,000
         plans   and each automatic redemption must be at
least $50. If your
                 shares are subject to a deferred sales
charge, the sales
                 charge will be waived if your automatic
payments do not
                 exceed 1% per month of the value of your
shares subject to a
                 deferred sales charge.

                 The following conditions apply:

                 .Your shares must not be represented by
certificates
                 .All dividends and distributions must be reinvested

                 For more information, contact your Service
Agent or consult
                 the SAI.


Smith Barney Mutual Funds

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order.
This means you have provided the following information without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed
 .Signature of each owner exactly as the account is registered

The fund will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are employed, neither the fund nor the transfer agent will bear any liability for such transactions.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $50,000
 .Are sending signed share certificates or stock powers to the sub-transfer agent
 .Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 .Change your account registration
 .Want the check paid to someone other than the account owner(s)
 .Are transferring the redemption proceeds to an account with a different regis-
  tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loans institutions, but not from a notary pub-lic.

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions

Smith Barney Intermediate Maturity California Municipals
Fund

 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-
  ties and Exchange Commission
 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amount. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


Smith Barney Mutual Funds

 Dividends, distributions and taxes

Dividends The fund pays dividends each month from its net investment income.
The fund generally makes capital gain distributions, if any, once a year, typi-cally in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain dis-tributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alterna-tively, you can instruct your Service Agent, the transfer agent or the sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes The following table describes the tax consequences of certain fund trans-actions.


California tax
 Transaction                          Federal tax status
status

Redemption or exchange of shares      Usually capital gain
Usually capital gain
                                      or loss; long-term
or loss
                                      only if shares owned
                                      more than one year
Long-term capital gain distributions  Taxable gain
Taxable gain

Short-term capital gain               Ordinary income
Ordinary income
distributions
Dividends                             Excluded from gross
Excluded from gross
                                      income if from
income if from
                                      interest on tax-
interest on
                                      exempt securities,
California municipal
                                      otherwise ordinary
securities,
                                      income
otherwise ordinary

income

Any taxable dividends and capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distribu-tions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct

Smith Barney Intermediate Maturity California Municipals
Fund
taxpayer identification number and any required certifications, you may be sub-ject to back-up withholding of 31% of your distributions, taxable dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

 Share price

You may buy, exchange or redeem shares at their net asset value, adjusted for any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares.
The fund calculates its net asset value every day the New
York Stock Exchange
is open. This calculation is done when regular trading closes on the Exchange
(normally 4:00 p.m., Eastern time). The Exchange is closed on certain holidays listed in the SAI.

Generally, the fund's investments are valued by an independent pricing service.
If market quotations or a valuation from the pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the Exchange or market on which the security is principally traded, that security may be valued by another method that the fund's board believes accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities. A security's valuation may differ depending on the method used for determining value.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the fund's sub-transfer agent before the
New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Service Agents must transmit all orders to buy, exchange or redeem shares to the fund's sub-transfer agent before the sub-transfer agent's close of busi-ness.


Smith Barney Mutual Funds

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class for the past 5 years. Certain information reflects finan-cial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on an investment in a class assuming reinvestment of all dividends and distributions. The information in the follow-ing tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report
(available upon request).

 For a Class A share of beneficial interest outstanding throughout each year ended November 30:

                                2000(/1/) 1999(/1/)
1998     1997     1996
-----------------------------------------------------------
--------------------
 Net asset value, beginning of
 year                              $8.42     $8.85
$8.66    $8.55    $8.53
-----------------------------------------------------------
--------------------
 Income (loss) from
 operations:
 Net investment income(/2/)         0.38      0.37
0.39     0.40     0.40
 Net realized and unrealized
 gain (loss)                        0.16     (0.43)
0.19     0.11     0.02
-----------------------------------------------------------
--------------------
 Total income (loss) from
 operations                         0.54     (0.06)
0.58     0.51     0.42
-----------------------------------------------------------
--------------------
 Less distributions from:
 Net investment income             (0.38)    (0.37)
(0.39)   (0.40)   (0.40)
-----------------------------------------------------------
--------------------
 Total distributions               (0.38)    (0.37)
(0.39)   (0.40)   (0.40)
-----------------------------------------------------------
--------------------
 Net asset value, end of year      $8.58     $8.42
$8.85    $8.66    $8.55
-----------------------------------------------------------
--------------------
 Total return                       6.64%    (0.70)%
6.78%    6.13%    5.05%
-----------------------------------------------------------
--------------------
 Net assets, end of year
 (000)'s                         $30,800   $29,522
$28,303  $25,630  $24,537
-----------------------------------------------------------
--------------------
 Ratios to average net assets:
 Expenses(/2/)                      0.77%     0.84%
0.75%    0.75%    0.77%
 Net investment income              4.58      4.27
4.45     4.65     4.69
-----------------------------------------------------------
--------------------
 Portfolio turnover rate               8%       29%
8%       9%      15%
-----------------------------------------------------------
--------------------

(/1/) Per share amounts have been calculated using the monthly average shares method.

(/2/)The manager waived all or part of their fees for the five years ended
     November 30, 2000. In addition, the manager reimbursed the fund for
     $75,189 in expenses for the year ended November 30, 1996. If such fees had not been waived and expenses had not been reimbursed, the per share effect on net investment income and the actual expense ratios would have been as follows:

         Per Share Decreases to        Expense Ratios
Without Fee
         Net Investment Income         Waivers and
Reimbursements

          2000  1999  1998  1997  1996  2000  1999  1998
1997  1996
-----------------------------------------------------------
---------

Class A  $0.02 $0.02 $0.02 $0.03 $0.07 0.97% 1.05% 1.00%
1.12% 1.54%
-----------------------------------------------------------
---------

Smith Barney Intermediate Maturity California Municipals
Fund

 For a Class L share of beneficial interest outstanding throughout each year ended November 30:

                                 2000(/1/) 1999(/1/)
1998(/2/)   1997    1996
-----------------------------------------------------------
--------------------
 Net asset value, beginning of
 year                              $8.42     $8.84
$8.65    $8.54   $8.52
-----------------------------------------------------------
--------------------
 Income (loss) from operations:
 Net investment income(/3/)         0.37      0.35
0.37     0.38    0.38
 Net realized and unrealized
 gain (loss)                        0.16     (0.42)
0.19     0.11    0.02
-----------------------------------------------------------
--------------------
 Total income (loss) from
 operations                         0.53     (0.07)
0.56     0.49    0.40
-----------------------------------------------------------
--------------------
 Less distributions from:
 Net investment income             (0.37)    (0.35)
(0.37)   (0.38)  (0.38)
-----------------------------------------------------------
--------------------
 Total distributions               (0.37)    (0.35)
(0.37)   (0.38)  (0.38)
-----------------------------------------------------------
--------------------
 Net asset value, end of year      $8.58     $8.42
$8.84    $8.65   $8.54
-----------------------------------------------------------
--------------------
 Total return                       6.42%    (0.79)%
6.57%    5.92%   4.84%
-----------------------------------------------------------
--------------------
 Net assets, end of year
 (000)'s                          $5,277    $5,144
$5,260   $3,419  $2,607
-----------------------------------------------------------
--------------------
 Ratios to average net assets:
 Expenses(/3/)                      0.98%     1.01%
0.97%    0.96%   0.98%
 Net investment income              4.38      4.09
4.22     4.44    4.48
-----------------------------------------------------------
--------------------
 Portfolio turnover rate               8%       29%
8%       9%     15%
-----------------------------------------------------------
--------------------



(/1/Per)share amounts have been calculated using the monthly average shares method.

(/2/On)June 12, 1998, Class C shares were renamed Class L shares.

(/3/The)manager waived all or part of their fees for the five years ended
    November 30, 2000. In addition, the manager reimbursed the fund for $75,189 in expenses for the year ended November 30, 1996. If such fees had not been waived and expenses had not been reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

            Per Share Decreases to      Expense Ratios
Without Fee
             Net Investment Income      Waivers and
Reimbursements
         2000  1999  1998  1997  1996  2000  1999  1998
1997  1996
-----------------------------------------------------------
---------
Class L  $0.02 $0.02 $0.02 $0.03 $0.07 1.18% 1.22% 1.21%
1.33% 1.75%
-----------------------------------------------------------
---------


Smith Barney Mutual Funds

 For a Class Y share of beneficial interest outstanding throughout each year ended November 30:

                                      2000(/1/) 1999(/1/)
1998   1997   1996
-----------------------------------------------------------
-------------------
 Net asset value, beginning of year     $8.44     $8.86
$8.66  $8.56  $8.54
-----------------------------------------------------------
-------------------
 Income (loss) from operations:
 Net investment income(/2/)              0.40      0.39
0.41   0.41   0.41
 Net realized and unrealized gain
 (loss)                                  0.16     (0.42)
0.19   0.11   0.02
-----------------------------------------------------------
-------------------
 Total income (loss) from operations     0.56     (0.03)
0.60   0.52   0.43
-----------------------------------------------------------
-------------------
 Less distributions from:
 Net investment income                  (0.40)    (0.39)
(0.40) (0.42) (0.41)
-----------------------------------------------------------
-------------------
 Total distributions                    (0.40)    (0.39)
(0.40) (0.42) (0.41)
-----------------------------------------------------------
-------------------
 Net asset value, end of year           $8.60     $8.44
$8.86  $8.66  $8.56
-----------------------------------------------------------
-------------------
 Total return                            6.82%    (0.40)%
7.09%  6.20%  5.22%
-----------------------------------------------------------
-------------------
 Net assets, end of year (000)'s         $332      $311
$312   $292   $274
-----------------------------------------------------------
-------------------
 Ratios to average net assets:
 Expenses(/2/)                           0.59%     0.65%
0.57%  0.56%  0.59%
 Net investment income                   4.76      4.46
4.62   4.84   4.87
-----------------------------------------------------------
-------------------
 Portfolio turnover rate                    8%       29%
8%     9%    15%
-----------------------------------------------------------
-------------------

(/1/Per)share amounts have been calculated using the monthly shares method.

(/2/The)manager waived all or part of their fees for the five years ended
    November 30, 2000. In addition, the manager reimbursed the fund for $75,189 in expenses for the year ended November 30, 1996. If such fees had not been waived and expenses had not been reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

            Per Share Decreases to        Expense Ratios
Without Fee
             Net Investment Income        Waivers and
Reimbursements
         2000  1999  1998   1997  1996  2000   1999   1998
1997  1996
Class Y  $0.02 $0.02 $0.02 $0.03 $0.07 $0.79% $0.86% $0.82%
0.94% 1.36%

Smith Barney Intermediate Maturity California Municipals
Fund

[LOGO]Smith Barney
      Mutual Funds
      Your Serious Money. Professionally Managed. (SM)


Smith Barney Intermediate Maturity California Municipals
Fund

An investment portfolio of Smith Barney Investment Trust

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.

The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally a part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service
Agent, by calling the fund at 1-800-451-2010, or by writing to the fund at
Smith Barney Mutual Funds, 7 World Trade Center, New York,
New York 10048.

Visit Our Web Site. Our web site is located at www.smithbarney.com

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission")
Public Reference
Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090.
Reports and other information about the fund are available on the EDGAR Data-base on the Commissions's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's
Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

SMYour Serious Money. Professionally Managed. is a service mark of Salomon
Smith Barney Inc.

(Investment Company Act
file no. 811-06444)

FD0248 3/01



                                   PROSPECTUS



                                -----------------
                                  SMITH BARNEY
                                  INTERMEDIATE
                                MATURITY NEW YORK
                                 MUNICIPALS FUND
                                -----------------

Class A, L and Y Shares
March 30, 2001



The fund is a separate series of Smith Barney Investment
Trust, a Massachusetts
business trust.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                        [SMITH BARNEY MUTUAL FUNDS LOGO]

   --------------------------------------------------------
------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED - NO BANK
GUARANTEE - MAY LOSE VALUE
   --------------------------------------------------------
------------------








SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND


   CONTENTS



Investments, risks and performance.........................
2

More on the fund's investments.............................
8

Management.................................................
9

Choosing a class of shares to buy..........................
10

Comparing the fund's classes...............................
11

Sales charges..............................................
12

More about deferred sales charges..........................
14

Buying shares..............................................
15

Exchanging shares..........................................
17

Redeeming shares...........................................
19

Other things to know about share transactions..............
21

Dividends, distributions and taxes.........................
23

Share price................................................
25

Financial highlights.......................................
26



The fund is a separate series of Smith Barney Investment
Trust, a Massachusetts
business trust.




                                                Smith
Barney Mutual Funds  1



   INVESTMENTS, RISKS AND PERFORMANCE

INVESTMENT OBJECTIVE

The fund seeks to provide New York investors with as high a level of current income exempt from federal income taxes and New York state and New York City personal income taxes as is consistent with the preservation of principal.

PRINCIPAL INVESTMENT STRATEGIES

KEY INVESTMENTS The fund invests primarily in investment grade municipal securities. These include securities issued by the State of New York and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest which is exempt from federal income and New York state and New
York City personal income taxes. The fund maintains an average portfolio maturity of between three and ten years. The fund can invest up to 20% of its assets in unrated securities that the manager determines are investment grade.

SELECTION PROCESS The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities it believes will benefit from changes in market conditions.
In selecting
individual securities, the manager:

- Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors and to exploit opportunities in the municipal bond market

- May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values

- Considers the yields available for securities with different maturities and a security's maturity in light of the outlook for the issuer, its sector and interest rates

- Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features







2  Smith Barney Intermediate Maturity New York Municipals
Fund



PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

- Interest rates rise, causing the value of the fund's portfolio to decline

- The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded

- New York municipal securities fall out of favor with investors. The fund may suffer more than a national fund from adverse events affecting New York municipal issuers

- Unfavorable legislation affects the tax-exempt status of municipal bonds

- The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distributions of the fund's gains generally will be, subject to federal, New
York State and New York City taxation. The fund may realize taxable capital gains on the sale of its securities or on transactions in derivative contracts.
Some of the fund's income may be subject to the federal alternative minimum tax.
In addition, distributions of the fund's income and gains will be taxable to investors in states other than New York.

The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund concentrates its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.


WHO MAY WANT TO INVEST The fund may be an appropriate investment if you are a
New York taxpayer and:



- Are in a high federal tax bracket seeking income exempt from New York and federal taxation


- Currently have exposure to other asset classes and are seeking to broaden your investment portfolio

- Are willing to accept the risks of municipal securities, including the risks of concentrating in a single state




                                                   Smith
Barney Mutual Funds  3





RISK RETURN BAR CHART


This bar chart indicates the risks of investing in the fund by showing the fund's performance. Past performance does not necessarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's
Class A shares for each of the past nine years. Class L and Y shares have different performance because of their different expenses.
The performance
information in the chart does not reflect sales charges, which would reduce your return.


                        TOTAL RETURN FOR CLASS A SHARES

[Risk bar chart]

92                                  9.77%
93                                 10.56%
94                                 -3.92%
95                                 12.93%
96                                  3.75%
97                                  8.33%
98                                  5.63%
99                                 -2.12%
00                                 10.50%

                        CALENDAR YEARS ENDED DECEMBER 31

QUARTERLY RETURNS

Highest: 4.63% in 1st quarter 1995; Lowest: (4.82)% in 1st quarter 1994.



4  Smith Barney Intermediate Maturity New York Municipals
Fund





RISK RETURN TABLE


This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown to that of the Lehman
Brothers Municipal Bond Index (the "Lehman Index"), an unmanaged broad-based index of municipal bonds and the Lipper New York
Intermediate Municipal Debt
Fund Average (the "Lipper Funds Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.



                          AVERAGE ANNUAL TOTAL RETURNS
                     CALENDAR YEARS ENDED DECEMBER 31, 2000




SINCE     INCEPTION
         CLASS          1 YEAR    5 YEARS   10 YEARS
INCEPTION     DATE
           A              8.25%    4.71%       n/a
5.77%     12/31/91
           L              8.36%    4.70%       n/a
6.07%      12/5/94
           Y**              n/a      n/a       n/a
n/a      11/7/94
      Lehman Index       11.68%    5.84%       n/a
6.80%         *
  Lipper Funds Average    9.63%    4.84%       n/a
5.68%         *


*  Index comparison begins on December 31, 1991.


** There were no Class Y shares outstanding during the calendar year ended
   December 31, 2000.




                                                    Smith
Barney Mutual Funds  5



FEE TABLE

This table sets forth the fees and expenses you will pay if you invest in fund shares.
                                SHAREHOLDER FEES


  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)  CLASS A
CLASS L   CLASS Y
  Maximum sales charge (load) imposed on
  purchases                                   2.00%
1.00%     None

  Maximum deferred sales charge (load)
  (as a % of the lower of net asset value
  at purchase or redemption)                  None*
1.00%     None


                         ANNUAL FUND OPERATING EXPENSES


  (EXPENSES DEDUCTED FROM FUND ASSETS)   CLASS A   CLASS L
CLASS Y**
  Management fees***                      0.50%     0.50%
0.50%

  Distribution and service (12b-1) fees   0.15%     0.35%
None
  Other expenses                          0.24%     0.23%
0.24%
                                         -------   -------
-------

  Total annual fund operating
    expenses***                           0.89%     1.08%
0.74%
                                         =======   =======
=======


* You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of
    1.00%.


** For Class Y shares, "Other expenses" have been estimated based on expenses incurred by Class A Shares because no Class Y Shares were sold.



*** Because the manager has agreed to limit total annual fund operating expenses, actual expenses were:



                                           CLASS A   CLASS
L   CLASS Y
  Management fee                   (0.36)%
(0.36)%   (0.36)%
                                           -------   ------
-   -------

  Total annual portfolio operating expenses   0.75%     0.94%
0.60%



Management may discontinue or modify this management fee waiver at any time.





6  Smith Barney Intermediate Maturity New York Municipals
Fund


EXAMPLE

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower.
The example assumes:

- You invest $10,000 in the fund for the period shown


- Your investment has a 5% return each year


- You reinvest all distributions and dividends without a sales charge

- The fund's operating expenses remain the same

                      NUMBER OF YEARS YOU OWN YOUR SHARES


                                          1 YEAR   3 YEARS
5 YEARS   10 YEARS
  Class A (with or without redemption)     $289     $478
$683      $1,274

  Class L (with or without redemption)     $309     $440
$690      $1,404

  Class L (no redemption)                  $209     $440
$690      $1,404

  Class Y (with or without redemption)     $ 76     $237
$411      $  918





                                                  Smith
Barney Mutual Funds  7




   MORE ON THE FUND'S INVESTMENTS

NEW YORK MUNICIPAL SECURITIES New York municipal securities include debt obligations issued by certain non-New York governmental issuers such as Puerto
Rico, the Virgin Islands and Guam. The interest on New York municipal securities is exempt from federal income tax and New York state and New York City personal income tax. As a result, the interest rate on these bonds normally is lower than it would be if the bonds were subject to taxation.

The New York municipal securities in which the fund invests include general obligation bonds, revenue bonds and notes, and municipal leases. These securities may pay interest at fixed, variable or floating rates. The fund may also hold zero coupon securities which pay no interest during the life of the obligation but trade at prices below their stated maturity value.

The fund normally invests in intermediate-term municipal securities, which are securities that have remaining maturities at the time of purchase of three to ten years. The fund normally maintains an average portfolio maturity of between three and ten years.

DEFENSIVE INVESTING The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.





8  Smith Barney Intermediate Maturity New York Municipals
Fund



   MANAGEMENT


MANAGER The fund's investment adviser and administrator is Citigroup Fund
Management LLC (prior to March 30, 2001, known as SSB Citi
Fund Management LLC),
an affiliate of Salomon Smith Barney, Inc. The manager's address is 7 World
Trade Center, New York, New York 10048. The manager oversees the selections of the fund's investments and its general operations. The manager and Salomon Smith
Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.



Joseph P. Deane, investment officer of the manager and a managing director of
Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since February 2, 1999. Mr. Deane has 31 years of securities business experience.



MANAGEMENT FEES For its services, the manager received a management fee and administrative fee during the fund's last fiscal year equal to 0.22% and 0.14%, respectively, of the fund's average daily net assets.



DISTRIBUTION PLAN The fund has adopted a Rule 12b-1 distribution plan for its
Class A and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.



In addition, the distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.



TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT  Citi
Fiduciary Trust Company
serves as the fund's transfer agent and shareholder servicing agent (the
"transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain shareholder record keeping and accounting services.





                                                   Smith
Barney Mutual Funds  9



   CHOOSING A CLASS OF SHARES TO BUY

You can choose among three classes of shares: Classes A, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.


- If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.



- Class L shares are sold with a lower initial sales charge than Class A shares, which may also help to offset the higher annual expenses of this class.
  Because the fund's future return cannot be predicted, however, there can be no assurance that this would be the case for either class.


You may buy shares from:


- A broker-dealer, financial intermediary, financial institution or a distributor's financial consultant (each called a "Service Agent").



- The fund, but only if you are investing through certain
Service Agents.



All classes of shares are not available through all Service
Agents. You should
contact your Service Agent for further information.


INVESTMENT MINIMUMS Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                 INITIAL
ADDITIONAL
                                        CLASSES A, L
CLASS Y     ALL CLASSES
  General                                $1,000        $15
million       $50

  Monthly Systematic Investment Plans      $25
n/a       $25

  Quarterly Systematic Investment
  Plans                                    $50
n/a       $50

  Uniform Gift to Minor Accounts          $250         $15
million       $50



10  Smith Barney Intermediate Maturity New York Municipals
Fund


   COMPARING THE FUND'S CLASSES


Your Service Agent can help you decide which class meets your goals. The Service
Agent may receive different compensation depending upon which class you choose.


                           CLASS A           CLASS L
CLASS Y

KEY FEATURES           - Initial sales   - Initial sales
- No initial or
                         charge            charge is
deferred sales
                       - You may           lower than
charge
                         qualify for       Class A
- Minimum
                         reduction or    - Deferred sales
investment of
                         waiver of         charge for 1
at least $15
                         initial sales     year
million
                         charge          - Higher annual
- Lower annual
                       - Lower annual      expenses than
expenses than
                         expenses than     Class A
the other
                         Class L
classes
-----------------------------------------------------------
----------------

INITIAL SALES CHARGE     Up to 2.00%;      1.00%
None
                         reduced for
                         large
                         purchases and
                         waived for
                         certain
                         investors. No
                         charge for
                         purchases of
                         $500,000 or
                         more
-----------------------------------------------------------
----------------

DEFERRED SALES CHARGE    1.00% on          1.00% if you
None
                         purchases of      redeem within
                         $500,000 or       1 year of
                         more if you       purchase
                         redeem within
                         1 year of
                         purchase
-----------------------------------------------------------
----------------

ANNUAL DISTRIBUTION      0.15% of          0.35% of
None
AND SERVICE FEES         average           average
                         daily net         daily net
                         assets            assets
-----------------------------------------------------------
----------------

EXCHANGE PRIVILEGE*      Class A           Class L
Class Y
                         shares            shares
shares
                         of most Smith     of most Smith
of most Smith
                         Barney funds      Barney funds
Barney funds

-----------------------------------------------------------
-------------------


*Ask your Service Agent for the Smith Barney funds available for exchange.





                                                 Smith
Barney Mutual Funds  11





   SALES CHARGES

CLASS A SHARES


You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You do not pay a sales charge on investments of $500,000 or more, or on the fund's distributions or dividends you reinvest in additional
Class A shares.



The table below shows the rate of sales charge you pay, depending on the amount you purchase. The table below also shows the amount of broker/ dealer compensation that is paid out of the sales charge. This compensation includes commissions and other fees which Service Agents that sell shares of the fund receive. The distributor keeps up to approximately 10% of the sales charge imposed on Class A shares. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to 0.15% of the average daily net assets represented by the Class A shares serviced by them.



                                        SALES CHARGE AS A %
OF:

BROKER DEALER

COMMISSION
                           OFFERING         NET AMOUNT
AS % OF
   AMOUNT OF PURCHASE      PRICE (%)       INVESTED (%)
OFFERING PRICE
Less than $500,000           2.00              2.04
1.80
$500,000 or more              -0-              -0-
-0-


INVESTMENTS OF $500,000 OR MORE You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

QUALIFYING FOR A REDUCED CLASS A SALES CHARGE There are several ways you can combine multiple purchases of Class A shares of Smith
Barney funds to take
advantage of the breakpoints in the sales charge schedule.

Accumulation privilege -- lets you combine the current value of Class A shares owned

- by you, or

- by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of
Class A shares for purposes of calculating the initial sales




12  Smith Barney Intermediate Maturity New York Municipals
Fund


charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent -- lets you purchase Class A shares of the fund and other Smith
Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

WAIVERS FOR CERTAIN CLASS A INVESTORS Class A initial sales charges are waived for certain types of investors, including:


- Employees of NASD members



- Investors participating in a fee-based program sponsored by certain broker-dealers affiliated with Citigroup



- Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified



If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information
("SAI").


CLASS L SHARES


You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith
Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.



Service Agents selling Class L shares receive commissions of up to 1.35% of the purchase price of the Class L shares they sell. Starting in the thirteenth month
Service Agents also receive an annual fee of 0.35% of the average daily net assets represented by the Class L shares held by their clients.


CLASS Y SHARES

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.



                                                 Smith
Barney Mutual Funds  13




   MORE ABOUT DEFERRED SALES CHARGES

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

- Shares exchanged for another Smith Barney fund

- Shares representing reinvested distributions and dividends

- Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.


If you redeemed shares of a Smith Barney fund in the past
60 days and paid a
deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.



The fund's distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.


DEFERRED SALES CHARGE WAIVERS

The deferred sales charge for each share class will generally be waived:

- On payments made through certain systematic withdrawal plans

- For involuntary redemptions of small account balances

- For 12 months following the death or disability of a shareholder


If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.




14  Smith Barney Intermediate Maturity New York Municipals
Fund



   BUYING SHARES



           Through a   You should contact your Service
Agent to open
       Service Agent   a brokerage account and make
arrangements to
                       buy shares.
                       If you do not provide the following
                       information, your order will be
rejected:
                       - Class of shares being bought
                       - Dollar amount or number of shares
being
                         bought
                       Your Service Agent may charge an
annual
                       account maintenance fee.
-----------------------------------------------------------
---------
         Through the   Certain investors who are clients of
certain
                fund   Service Agents are eligible to buy
shares
                       directly from the fund.
                       - Write the fund at the following
address:
                         SMITH BARNEY INVESTMENT TRUST
                         SMITH BARNEY INTERMEDIATE MATURITY
NEW
                         YORK MUNICIPALS FUND
                         (SPECIFY CLASS OF SHARES)
                         C/O PFPC GLOBAL FUND SERVICES
                         P.O. BOX 9699
                         PROVIDENCE, RHODE ISLAND 02940-
9699
                       - Enclose a check to pay for the
shares. For
                         initial purchases, complete and
send an
                         account application.
                       - For more information, call the
transfer
                         agent at 1-800-451-2010.




                                                  Smith
Barney Mutual Funds  15






           Through a   You may authorize your Service Agent
or the
          systematic   sub-transfer agent to transfer funds
     investment plan   automatically from (i) a regular
bank
                       account, (ii) cash held in a
brokerage
                       account opened with a Service Agent
or (iii)
                       certain money market funds, in order
to buy
                       shares on a regular basis.
                       - Amounts transferred should be at
least: $25
                         monthly or $50 quarterly.
                       - If you do not have sufficient
funds in your
                         account on a transfer date, your
Service
                         Agent or the sub-transfer agent
may charge
                         you a fee.
                       For more information, contact your
Service
                       Agent, the transfer agent or consult
the SAI.




16  Smith Barney Intermediate Maturity New York Municipals
Fund



   EXCHANGING SHARES


 Smith Barney offers   You should contact your Service
Agent to
       a distinctive   exchange into other Smith Barney
funds. Be
     family of funds   sure to read the prospectus of the
Smith
    tailored to help   Barney fund you are exchanging into.
An
    meet the varying   exchange is a taxable transaction.
       needs of both
     large and small   - You may exchange shares only for
shares of
           investors     the same class of another Smith
Barney fund.
                         Not all Smith Barney funds offer
all
                         classes.
                       - Not all Smith Barney funds may be
offered
                         in your state of residence.
Contact your
                         Service Agent or the transfer
agent for
                         further information.
                       - You must meet the minimum
investment amount
                         for each fund (except for
systematic
                         investment plan exchanges).
                       - If you hold share certificates,
the
                         sub-transfer agent must receive
the
                         certificates endorsed for transfer
or with
                         signed stock powers (documents
transferring
                         ownership of certificates) before
the
                         exchange is effective.
                       - The fund may suspend or terminate
your
                         exchange privilege if you engage
in an
                         excessive pattern of exchanges.
-----------------------------------------------------------
---------
           Waiver of   Your shares will not be subject to
an initial
    additional sales   sales charge at the time of the
exchange.
             charges
                       Your deferred sales charge (if any)
will
                       continue to be measured from the
date of your
                       original purchase. If the fund you
exchange
                       into has a higher deferred sales
charge, you
                       will be subject to that charge. If
you
                       exchange at any time into a fund
with a lower
                       charge, the sales charge will not be
reduced.





                                                Smith
Barney Mutual Funds  17







        By telephone   If you do not have a brokerage
account with a
                       Service Agent, you may be eligible
to
                       exchange shares through the fund.
You must
                       complete an authorization form to
authorize
                       telephone transfers. If eligible,
you may
                       make telephone exchanges on any day
the New
                       York Stock Exchange is open. Call
the
                       transfer agent at 1-800-451-2010
between 9:00
                       a.m. and 4:00 p.m. (Eastern time).
                       You can make telephone exchanges
only between
                       accounts that have identical
registrations.
-----------------------------------------------------------
---------
             By mail   If you do not have a brokerage
account,
                       contact your Service Agent or write
to the
                       sub-transfer agent at the address on
the
                       following page.




18  Smith Barney Intermediate Maturity New York Municipals
Fund



   REDEEMING SHARES


           Generally   Contact your Service Agent to redeem
shares
                       of the fund.
                       If you hold share certificates, the
                       sub-transfer agent must receive the
                       certificates endorsed for transfer
or with
                       signed stock powers before the
redemption is
                       effective.
                       If the shares are held by a
fiduciary or
                       corporation, other documents may be
required.
                       Your redemption proceeds will be
sent within
                       three business days after your
request is
                       received in good order. However, if
you
                       recently purchased your shares by
check, your
                       redemption proceeds will not be sent
to you
                       until your original check clears
which may
                       take up to 15 days.
                       If you have a brokerage account with
a
                       Service Agent, your redemption
proceeds will
                       be placed in your account and not
reinvested
                       without your specific instruction.
In other
                       cases, unless you direct otherwise,
your
                       redemption proceeds will be paid by
check
                       mailed to your address of record.
-----------------------------------------------------------
---------
             By mail   For accounts held directly at the
fund, send
                       written requests to the fund at the
following
                       address:
                        SMITH BARNEY INVESTMENT TRUST
                        SMITH BARNEY INTERMEDIATE MATURITY
NEW
                        YORK MUNICIPALS FUND
                        (SPECIFY CLASS OF SHARES)
                        C/O PFPC GLOBAL FUND SERVICES
                        P.O. BOX 9699
                        PROVIDENCE, RHODE ISLAND 02940-9699
                        Your written request must provide
the
                        following:
                       - The name of the fund and account
number
                       - The class of shares and the dollar
amount
                         or number of shares to be redeemed
                       - Signatures of each owner exactly
as the
                         account is registered





                                                  Smith
Barney Mutual Funds  19





        By telephone   If you do not have a brokerage
account with a
                       Service Agent, you may be eligible
to redeem
                       shares in amounts up to $50,000 per
day
                       through the transfer agent. You must
complete
                       an authorization form to authorize
telephone
                       redemptions. If eligible, you may
request
                       redemptions by telephone on any day
the New
                       York Stock Exchange is open. Call
the
                       transfer agent at 1-800-451-2010
between 9:00
                       a.m. and 4:00 p.m. (Eastern time).
                       Your redemption proceeds can be sent
by check
                       to your address of record or by wire
or
                       electronic transfer (ACH) to a bank
account
                       designated on your authorization
form. You
                       must submit a new authorization form
to
                       change the bank account designated
to receive
                       wire or electronic transfers and you
may be
                       asked to provide certain other
documents. The
                       sub-transfer agent may charge a fee
on an
                       electronic transfer (ACH).
-----------------------------------------------------------
---------
      Automatic cash   You can arrange for the automatic
redemption
    withdrawal plans   of a portion of your shares on a
monthly or
                       quarterly basis. To qualify you must
own
                       shares of the fund with a value of
at least
                       $10,000 and each automatic
redemption must be
                       at least $50. If your shares are
subject to a
                       deferred sales charge, the sales
charge will
                       be waived if your automatic payments
do not
                       exceed 1% per month of the value of
your
                       shares subject to a deferred sales
charge.
                       The following conditions apply:
                       - Your shares must not be
represented by
                         certificates
                       - All dividends and distributions
must be
                         reinvested
                       For more information, contact your
Service
                       Agent or consult the SAI.




20  Smith Barney Intermediate Maturity New York Municipals
Fund



   OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

When you buy, exchange or redeem shares, your request must be in good order.
This means you have provided the following information, without which your request will not be processed:

- Name of the fund

- Account number

- Class of shares being bought, exchanged or redeemed

- Dollar amount or number of shares being bought, exchanged or redeemed

- Signature of each owner exactly as the account is registered


The fund will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are employed, neither the fund nor the transfer agent will bear any liability for such transactions.


SIGNATURE GUARANTEES To be in good order, your redemption request must include a signature guarantee if you:


- Are redeeming over $50,000


- Are sending signed share certificates or stock powers to the sub-transfer agent

- Instruct the sub-transfer agent to mail the check to an address different from the one on your account

- Change your account registration

- Want the check paid to someone other than the account owner(s)

- Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

- Suspend the offering of shares

- Waive or change minimum and additional investment amounts

- Reject any purchase or exchange order

- Change, revoke or suspend the exchange privilege

- Suspend telephone transactions




                                                   Smith
Barney Mutual Funds  21



- Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

- Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.


SMALL ACCOUNT BALANCES If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amount. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.


EXCESSIVE EXCHANGE TRANSACTIONS The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

SHARE CERTIFICATES The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.



22  Smith Barney Intermediate Maturity New York Municipals
Fund



   DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS The fund pays dividends each month from its net investment income.
The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends.
Alternatively, you can instruct your Service Agent, the transfer agent or the sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.


TAXES The following table describes the tax consequences of certain fund transactions.


TRANSACTION            FEDERAL TAX STATUS   NEW YORK TAX
STATUS

Redemption or          Usually capital      Usually capital
  exchange of shares   gain or loss;        gain or loss
                       long-term only if
                       shares owned more
                       than one year
Long-term capital      Taxable gain         Taxable gain
  gain distributions

Short-term capital     Ordinary income      Ordinary income
  gain distributions
Dividends              Excluded from gross  Excluded from
gross
                       income if from       income if from
                       interest on tax-     interest on New
                       exempt securities,   York municipal
                       otherwise ordinary   securities,
                       income               otherwise
ordinary
                                            income




                                                 Smith
Barney Mutual Funds  23



Any taxable dividends and capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, taxable dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.



24  Smith Barney Intermediate Maturity New York Municipals
Fund



   SHARE PRICE


You may buy, exchange or redeem shares at their net asset value, adjusted for any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares.
The fund calculates its net asset value every day the New
York Stock Exchange is
open. This calculation is done when regular trading closes on the Exchange
(normally 4:00 p.m., Eastern time). The Exchange is closed on certain holidays listed in the SAI.


Generally, the fund's investments are valued by an independent pricing service.
If market quotations or a valuation from the pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the Exchange or market on which the security is principally traded, that security may be valued by another method that the fund's board believes accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities. A security's valuation may differ depending on the method used for determining value.


In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the fund's sub-transfer agent before the
New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.



Service Agents must transmit all orders to buy, exchange or redeem shares to the fund's sub-transfer agent before the sub-transfer agent's close of business.





                                                 Smith
Barney Mutual Funds  25



   FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the performance of each class for the past 5 years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on an investment in a class assuming reinvestment of all dividends and distributions. The information in the following tables, was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report (available upon request). No information is present for Class Y shares because no shares were outstanding during these fiscal years.


                   FOR A CLASS A SHARE OF BENEFICIAL
INTEREST
              OUTSTANDING THROUGHOUT EACH YEAR ENDED
NOVEMBER 30:


                                  2000(1)  1999(1)   1998
1997     1996
-----------------------------------------------------------
------------------
Net asset value, beginning of
  year                             $8.28    $8.76    $8.57
$8.47    $8.48
-----------------------------------------------------------
------------------
Income (loss) from operations:
  Net investment income(2)          0.39     0.38     0.40
0.41     0.41
  Net realized and unrealized
    gain (loss)                     0.18    (0.48)    0.19
0.10    (0.01)
-----------------------------------------------------------
------------------
Total income (loss) from
  operations                        0.57    (0.10)    0.59
0.51     0.40
-----------------------------------------------------------
------------------
Less distributions from:
  Net investment income            (0.39)   (0.38)   (0.40)
(0.41)   (0.41)
-----------------------------------------------------------
------------------
Total distributions                (0.39)   (0.38)   (0.40)
(0.41)   (0.41)
-----------------------------------------------------------
------------------
Net asset value, end of year       $8.46    $8.28    $8.76
$8.57    $8.47
-----------------------------------------------------------
------------------
Total return                        7.04%   (1.18)%   7.01%
6.23%    4.85%
-----------------------------------------------------------
------------------
Net assets, end of year (000)'s  $53,248  $59,896  $54,624
$48,759  $49,355
-----------------------------------------------------------
------------------
Ratios to average net assets:
  Expenses(2)                       0.75%    0.73%    0.70%
0.67%    0.66%
  Net investment income             4.67     4.47     4.59
4.83     4.86
-----------------------------------------------------------
------------------
Portfolio turnover rate               10%      23%      53%
52%      67%
-----------------------------------------------------------
------------------



(1) Per share amounts have been calculated using the average shares method.
(2) The manager has waived all or part of its fees for each of the years in the five-year period ended November 30, 2000.
     If such fees had not been waived, the per share effect on
     net investment income and the expense ratios would have been as follows:



                               PER SHARE DECREASE IN NET
EXPENSE RATIOS
                                   INVESTMENT INCOME
WITHOUT FEE WAIVERS
                           2000   1999   1998   1997   1996
2000   1999   1998   1997   1996
    -------------------------------------------------------
----------------------------------------
    Class A                $0.01  $0.01  $0.02  $0.03
$0.04      0.89%  0.88%  0.89%  0.98%  1.08%
    -------------------------------------------------------
----------------------------------------





26  Smith Barney Intermediate Maturity New York Municipals
Fund




                  FOR A CLASS L() SHARE OF BENEFICIAL
INTEREST
              OUTSTANDING THROUGHOUT EACH YEAR ENDED
NOVEMBER 30:


                                 2000(1)  1999(1)  1998(2)
1997     1996
-----------------------------------------------------------
-----------------
Net asset value, beginning of
  year                             $8.27   $8.76     $8.57
$8.47   $8.48
-----------------------------------------------------------
-----------------
Income (loss) from operations:
  Net investment income(4)          0.37    0.37      0.38
0.39    0.39
  Net realized and unrealized
    gain (loss)                     0.19   (0.50)     0.19
0.10   (0.01)
-----------------------------------------------------------
-----------------
Total income (loss) from
  operations                        0.56   (0.13)     0.57
0.49    0.38
-----------------------------------------------------------
-----------------
Less distributions from:
  Net investment income            (0.37)  (0.36)    (0.38)
(0.39)  (0.39)
-----------------------------------------------------------
-----------------
Total distributions                (0.37)  (0.36)    (0.38)
(0.39)  (0.39)
-----------------------------------------------------------
-----------------
Net asset value, end of year       $8.46   $8.27     $8.76
$8.57   $8.47
-----------------------------------------------------------
-----------------
Total return                        6.97%  (1.49)%    6.79%
6.00%   4.64%
-----------------------------------------------------------
-----------------
Net assets, end of year (000)'s   $4,946  $4,957    $4,247
$2,283  $1,192
-----------------------------------------------------------
-----------------
Ratios to average net assets:
  Expenses(3)                       0.94%   0.92%     0.89%
0.89%   0.88%
  Net investment income             4.48    4.28      4.38
4.61    4.64
-----------------------------------------------------------
-----------------
Portfolio turnover rate               10%     23%       53%
52%     67%
-----------------------------------------------------------
-----------------



(1) Per share amounts have been calculated using the average shares method.
(2) On June 12, 1998, Class C shares were renamed Class L shares.
(3) The manager has waived all or part of its fees for each of the years in the five-year period ended November 30, 2000.
     If such fees had not been waived, the per share effect on
     net investment income and expense ratios would have been as follows:



                              PER SHARE DECREASES TO NET
EXPENSE RATIOS
                                   INVESTMENT INCOME
WITHOUT FEE WAIVERS
                           2000   1999   1998   1997   1996
2000   1999   1998   1997   1996
    -------------------------------------------------------
----------------------------------------
    Class L                $0.01  $0.01  $0.01  $0.03
$0.02      1.08%  1.07%  1.09%  1.20%  1.30%
    -------------------------------------------------------
----------------------------------------



                                                 Smith
Barney Mutual Funds  27



                     (This page intentionally left blank.)



[SALOMON SMITH BARNEY LOGO]


SMITH BARNEY
INTERMEDIATE
MATURITY
NEW YORK
MUNICIPALS FUND


AN INVESTMENT PORTFOLIO OF
SMITH BARNEY INVESTMENT TRUST


SHAREHOLDER REPORTS Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.



The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.


STATEMENT OF ADDITIONAL INFORMATION The statement of additional information provides more detailed information about the fund. It is incorporated by reference into (is legally a part of) this prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service
Agent, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith
Barney Mutual Funds, 7 World Trade Center, New York, New
York 10048.

Visit our web site. Our web site is located at WWW.SMITHBARNEY.COM


Information about the fund (including the SAI) can be reviewed and copied at the
Securities and Exchange Commission's (the "Commission")
Public Reference Room in
Washington, D.C. In addition, information on the operation of the Public
Reference Room may be obtained by calling the Commission at 1-202-942-8090.
Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at HTTP://WWW.SEC.GOV.
Copies of this
information may be obtained for a duplicating fee by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV, or by writing the Commission's
Public Reference Section, Washington, D.C. 20549-0102.


If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.


(SM)YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED. is a service mark of Salomon
Smith Barney Inc.



(Investment Company Act
file no. 811-06444)
FD0247 3/01








March 30, 2001


STATEMENT OF ADDITIONAL INFORMATION

SMITH BARNEY INVESTMENT TRUST

Smith Barney Intermediate Maturity California
Municipals Fund
Smith Barney Intermediate Maturity New York
Municipals Fund

7 World Trade Center
New York, New York 10048
(800) 451-2010

This Statement of Additional Information ("SAI") is meant to be read in conjunction with the prospectuses of the Smith Barney Intermediate Maturity California
Municipals Fund (the "California Fund") and the Smith
Barney Intermediate Maturity New York Municipals Fund
(the "New York Fund") dated March 30, 2001, as amended or supplemented from time to time, and is incorporated by reference in it entirety into the Prospectuses. Additional information about each fund's investments is available in each fund's annual and semi-annual reports to shareholders which are incorporated herein by reference. The prospectuses and copies of the reports may be obtained free of charge by contacting a Salomon Smith Barney Financial
Consultant, a broker/dealer, financial intermediary, financial institution (each called a "Service Agent") or by writing or calling the fund at the address or telephone number above. The funds are separate investment series of Smith Barney Investment Trust
(the "trust").

TABLE OF CONTENTS
Investment Objective and Management Policies for the
Funds	2
Risk Factors and Special Considerations Relating to
California
  and New York Municipal Securities	12
Portfolio Transactions	38
Portfolio Turnover	39
Investment Restrictions	40
Trustees of the Trust and Executive Officers of the
Fund	41
Investment  Management and Other Services	45
Purchase of Shares	50
Redemption of Shares	55
Valuation of Shares	56
Exchange Privilege	57
Performance Data	58
Dividends, Distributions and Taxes	62
Additional Information	67
Financial Statements 	69
Appendix A	....................70





INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES FOR THE
FUNDS

The prospectuses discuss the investment objective of each fund and the principal policies employed to achieve those objectives. Supplemental information is set out below concerning the types of securities and other instruments in which the funds may invest, the investment policies and strategies that the funds may utilize and certain risks attendant to those investments, policies and strategies. Smith Barney Fund
Management (previously known as SSB
Citi Fund Management LLC ("SBFM" or the "manager") serves as investment adviser to each fund.

California and New York Fund

Under normal market conditions, each of the
California Fund and the New York Fund attempts to
invest 100% of its assets in a portfolio of
investment grade debt obligations issued by or on
behalf of the State of California and the State of
New York, respectively, and other states, territories
and possessions of the United States, the District of
Columbia and their respective authorities, agencies,
instrumentalities and political subdivisions
("Municipal Obligations").  For purposes of this SAI,
debt obligations issued by the State of California
and the State of New York, respectively, and its
political subdivisions, agencies and public
authorities (together with certain other governmental
issuers such as the Commonwealth of Puerto Rico), the
interest from which debt obligations is, in the
opinion of bond counsel to the issuer, excluded from
gross income for Federal income tax purposes and
exempt from California and New York State personal
income tax, respectively, are defined as "California
Exempt Obligations" and "New York Exempt
Obligations".   Collectively, California Exempt
Obligations and New York Exempt Obligation (defined below) are referred to generally in this SAI as "Exempt Obligations." The California fund will operate subject to a fundamental investment policy providing that, under normal market conditions, the California Fund will invest at least 80% of its net assets in California Exempt Obligations rated investment grade. Up to 20% of the fund's total assets may be invested in unrated securities that are deemed by the manager to be of a quality comparable to investment grade. The fund will not invest in California Exempt Obligations that are rated lower than investment grade at the time of purchase. The
New York Fund will operate subject to a fundamental investment policy providing that, under normal market conditions, the fund will invest at least 80% of its net assets in New York Exempt Obligations. Up to 20% of the fund's total assets may be invested in unrated securities that are deemed by the manager to be of a quality comparable to investment grade. The fund will not invest in New York Exempt Obligations that are rated lower than Baa by Moody's Investors
Services, Inc. ("Moody's"), BBB by Standard & Poor's
Ratings Services, ("S&P"), or BBB by Fitch IBCA, Inc.
("Fitch"), at the time of purchase.

Securities Rating Criteria. The ratings of Moody's,
S&P, Fitch and other nationally recognized statistical rating organizations ("NRSRO") represent their opinions as to the quality of the Exempt
Obligations that they undertake to rate; the ratings are relative and subjective and are not absolute standards of quality. The manager's judgment as to credit quality of an Exempt Obligation, thus, may differ from that suggested by the ratings published by a rating service. See Appendix for a description of such organization's ratings. The policies of the funds as to ratings of portfolio investments will apply only at the time of the purchase of a security, and neither fund will be required to dispose of a security in the event Moody's, S&P, Fitch or any NRSRO downgrades its assessment of the credit characteristics of the security's issuer. In addition, to the extent that ratings change as a result of changes in rating organizations or their rating systems or as a result of a corporate restructuring of Moody's, S&P, Fitch or any NRSRO the manager will attempt to use comparable ratings as standards for each fund's investments.

Exempt Obligations rated no lower than Baa, MIG 3 or Prime-1 by Moody's, BBB, SP-2 or A-1 by S&P, BBB or
F-1 by Fitch or have the equivalent rating of any NRSRO are considered investment grade securities.
Although Exempt Obligations rated Baa by Moody's, BBB by S&P or BBB by Fitch are considered to be investment grade, they may be viewed as being subject to greater risks than other investment grade securities. Although Exempt Obligations rated Baa by
Moody's, BBB by S&P or BBB by Fitch are considered to be investment grade, they may be viewed as being subject to greater risks than other investment grade securities. Exempt Obligations rated Baa by Moody's, for example, are considered medium grade obligations that lack outstanding investment characteristics and have speculative characteristics as well. Exempt
Obligations rated BBB by S&P are regarded as having an adequate capacity to pay principal and interest.
Exempt Obligations rated BBB by Fitch are deemed to be subject to a higher likelihood that their rating will fall below investment grade than higher rated bonds.

Maturity of Obligations Held By The Funds. The manager believes that each fund may offer an attractive investment opportunity for investors seeking a higher effective tax yield than a tax-exempt money market fund or a tax-exempt short-term bond fund and less fluctuation in net asset value than a longer term tax-exempt bond fund. Each fund normally invests in intermediate maturity securities;
the weighted average maturity of each fund's portfolio will normally be not less than three nor more than 10 years. The maximum remaining maturity of the securities in which both the California Fund and New York Fund normally invest will be no greater than 20 years.

Exempt Obligations. Exempt Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Notes are short-term obligations of issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.
Exempt Obligations bear fixed, floating and variable rates of interest, and variations exist in the security of Exempt Obligations, both within a particular classification and between classifications.

The yields on, and values of, Exempt Obligations depend on a variety of factors, including general economic and monetary conditions, conditions in the Exempt Obligation markets, size of a particular offering, maturity of the obligation and rating of the issue. Consequently, Exempt Obligations with the same maturity, coupon and rating may have different yields or values, whereas obligations of the same maturity and coupon with different ratings may have the same yield or value.

Issuers of Exempt Obligations may be subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. In addition, the obligations of those issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of the obligations or upon the ability of municipalities to levy taxes.
The possibility also exists that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of, and interest on, its obligations may be materially affected.

Private Activity Bonds. Each fund may invest without limit in Exempt Obligations that are "private activity bonds," as defined in the Internal Revenue
Code of 1986, as amended (the "Code"), which are in most cases revenue bonds. Private activity bonds generally do not carry the pledge of the credit of the issuing municipality, but are guaranteed by the corporate entity on whose behalf they are issued.
Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activities is a specific tax preference item for purposes of the Federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to a federal alternative minimum tax to the extent the fund's dividends are derived from interest on these bonds.
Dividends derived from interest income on Exempt
Obligations are a "current earnings" adjustment item for purposes of the Federal corporate alternative minimum tax. See "Taxes." Private activity bonds held by a fund will be included in the term Exempt
Obligations for purposes of determining compliance with the fund's policy of investing at least 80% of its total assets in Exempt Obligations.

Related Instruments. The fund may invest without limit in Exempt Obligations that are repayable out of revenues generated from economically related projects or facilities or debt obligations whose issuers are located in the same state. Sizable investments in these obligations could involve an increased risk to the fund should any of the related projects or facilities experience financial difficulties.

U.S. Government Securities. Each fund may invest in debt obligations of varying maturities issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. Government
Securities").  Direct obligations of the U.S.
Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. U.S. Government Securities also include securities issued or guaranteed by the Federal
Housing Administration, Farmers Home Loan
Administration, Export-Import Bank of the United
States, Small Business Administration, Government
National Mortgage Association ("GNMA"), General
Services Administration, Central Bank for
Cooperatives, Federal Farm Credit Banks, Federal Home
Loan Banks, Federal Home Loan Mortgage Corporation
("FHLMC"), Federal Intermediate Credit Banks, Federal
Land Banks, Federal National Mortgage Association
("FNMA"), Maritime Administration, Tennessee Valley
Authority, District of Columbia Armory Board and
Student Loan Marketing Association. A fund may also invest in instruments that are supported by the right of the issuer to borrow from the U.S. Treasury and instruments that are supported by the credit of the instrumentality. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, a fund will invest in obligations issued by such an instrumentality only if the manager determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the fund.
Municipal Obligations. Each fund invests principally in Municipal Obligations. Municipal Obligations are debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. Private activity bonds issued by or on behalf of public authorities to finance privately operated facilities are considered to be Municipal
Obligations if the interest paid on them qualifies as excluded from gross income (but not necessarily from alternative minimum taxable income) for Federal income tax purposes in the opinion of bond counsel to the issuer. Municipal Obligations may be issued to finance life care facilities, which are an alternative form of long-term housing for the elderly that offer residents the independence of a condominium life-style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities.
Because the bonds are secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks, including a drop in occupancy levels, the difficulty of maintaining adequate financial reserves to secure estimated actuarial liabilities, the possibility of regulatory cost restrictions applied to health care delivery and competition from alternative health care or conventional housing facilities.

Municipal Leases. Each fund may invest without limit in "municipal leases." Municipal leases may take the form of a lease or an installment purchase contract issued by state or local government authorities to obtain funds to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets.
Interest payments on qualifying municipal leases are exempt from Federal income taxes and state income taxes within the state of issuance. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are often secured by the underlying property, disposition of the property in the event of foreclosure might prove difficult. Each fund may invest in municipal leases without non-appropriation clauses only when the municipality is required to continue the lease under all circumstances except bankruptcy. There is no limitation on the percentage of a fund's assets that may be invested in municipal lease obligations. In evaluating municipal lease obligations, the manager will consider such factors as it deems appropriate, which my include: (a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality;
(e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and (g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation.

Municipal leases that a fund may acquire will be both rated and unrated. Rated leases include those rated investment grade at the time of investment or those issued by issuers whose senior debt is rated investment grade at the time of investment. Each fund may acquire unrated issues that the manager deems to be comparable in quality to rated issues in which the fund is authorized to invest. A determination that an unrated lease obligation is comparable in quality to a rated lease obligation will be subject to oversight and approval by the trust's board of trustees.

Municipal leases held by a fund will be considered illiquid securities unless the trust's board of trustees determines on an ongoing basis that the leases are readily marketable. An unrated municipal lease with a non-appropriation risk that is backed by an irrevocable bank letter of credit or an insurance policy issued by a bank or insurer deemed by the manager to be of high quality and minimal credit risk, will not be deemed to be illiquid solely because the underlying municipal lease is unrated, if the manager determines that the lease is readily marketable because it is backed by the letter of credit or insurance policy.

Zero Coupon Securities. Each fund may invest up to 10% of its assets in zero coupon Exempt Obligations.
Zero coupon Exempt Obligations are generally divided into two categories: pure zero obligations, which are those that pay no interest for their entire life and zero/fixed obligations, which pay no interest for some initial period and thereafter pay interest currently. In the case of a pure zero obligation, the failure to pay interest currently may result from the obligation's having no stated interest rate, in which case the obligation pays only principal at maturity and is issued at a discount from its stated principal amount. A pure zero obligation may, in the alternative, carry a stated interest rate, but provide that no interest is payable until maturity.
The value to the investor of a zero coupon Exempt
Obligation consists of the economic accretion either of the difference between the purchase price and the nominal principal amount (if no interest is stated to accrue) or of accrued, unpaid interest during the Exempt Obligation's life or payment deferral period.

Custodial Receipts. Each fund may acquire custodial receipts or certificates under-written by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain Exempt Obligations. The underwriter of these certificates or receipts typically purchases Exempt
Obligations and deposits the obligations in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates evidencing ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon Exempt
Obligations described above. Although under the terms of a custodial receipt a fund would typically be authorized to assert its rights directly against the issuer of the underlying obligations, the fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, if the underlying issuer fails to pay principal and/or interest when due, the fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the fund had purchased a direct obligation of the issuer. In addition, if the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

Exempt Obligation Components. Each fund may invest in Exempt Obligations, the interest rate on which has been divided by the issuer into two different and variable components, which together result in a fixed interest rate. Typically, the first of the components (the "Auction Component") pays an interest rate that is reset periodically through an auction process; whereas the second of the components (the
"Residual Component") pays a residual interest rate based on the difference between the total interest paid by the issuer on the Exempt Obligation and the auction rate paid on the Auction Component. Each fund may purchase both Auction and Residual
Components.

Because the interest rate paid to holders of Residual
Components is generally determined by subtracting from a fixed amount the interest rate paid to the holders of Auction Components, the interest rate paid to Residual Component holders will decrease as the Auction Component's rate increases and increase as the Auction Component's rate decreases. Moreover, the magnitude of the increases and decreases in market value of Residual Components may be larger than comparable changes in the market value of an equal principal amount of a fixed rate Exempt
Obligation having similar credit quality, redemption provisions and maturity.

Floating and Variable Rate Instruments. Each fund may purchase floating and variable rate demand notes and bonds, which are Exempt Obligations normally having a stated maturity in excess of one year, but which permit their holder to demand payment of principal at any time, or at specified intervals.
The maturity of a floating or variable rate demand note or bond will be deemed shortened by virtue of a demand feature.

The issuer of floating and variable rate demand obligations normally has a corresponding right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of these obligations. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time that rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, floating and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will not adversely affect the tax-exempt status of these obligations. Because they are direct lending arrangements between the lender and borrower, floating and variable rate obligations generally will not be traded. In addition, generally no secondary market exists for these obligations, although their holders may demand payment at face value. For these reasons, when floating and variable rate obligations held by a fund are not secured by letters of credit or other credit support arrangements, the fund's rights to demand payment is dependent on the ability of the borrower to pay principal and interest on demand. The manager, on behalf of the fund, will consider on an ongoing basis the creditworthiness of the issuers of floating and variable rate demand obligations held by the fund.

Participation Interests. Each fund may purchase from financial institutions tax-exempt participation interests in Exempt Obligations. A participation interest gives the fund an undivided interest in the Exempt Obligation in the proportion that the fund's participation interest bears to the total amount of the Exempt Obligation. These instruments may have floating or variable rates of interest. If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that the trust's board of trustees has determined meets certain quality standards, or the payment obligation otherwise will be collateralized by obligations of the United States government or its agencies and instrumentalities ("U.S. government securities"). The fund will have the right, with respect to certain participation interests, to demand payment, on a specified number of days' notice, for all or any part of the fund's interest in the Exempt
Obligation, plus accrued interest. Each fund intends to exercise its right with respect to these instruments to demand payment only upon a default under the terms of the Exempt Obligation or to maintain or improve the quality of its investment portfolio.

Taxable Investments. Under normal conditions, each fund may hold up to 20% of its total assets in cash or money market instruments, including taxable money market instruments (collectively, "Taxable
Investments"). In addition, the manager believes that if market conditions warrant, a fund may take a temporary defensive posture and invest without limitation in short-term Exempt Obligations and Taxable Investments. To the extent, a fund holds
Taxable Investments and, under certain market conditions, certain floating and variable rate demand obligations or Auction Components, the fund may not achieve its investment objective.

Money market instruments in which the fund may invest include: U.S. government securities; tax-exempt notes of municipal issuers rated, at the time of purchase, no lower than MIG 1 by Moody's, SP-1 by S&P of F-1 by Fitch, have the equivalent rating by any NRSRO or, if not rated, by issuers having outstanding, unsecured debt then rated within the three highest rating categories; bank obligations (including certificates of deposit, time deposits and bankers acceptances of domestic banks, domestic savings and loan associations and similar institutions); commercial paper rated no lower than P-1 by Moody's, A-1 by S&P of F-1 by Fitch or the equivalent from any NRSRO or, if unrated of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements.
At no time will the funds' investments in bank obligations, including time deposits, exceed 25% of the value of each fund's assets.

U.S. government securities in which the funds may invest include direct obligations of the United
States and obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the United States are Treasury Bills, Treasury Notes and Treasury Bonds, which differ principally in terms of their maturities. Included among the securities issued by U.S. government agencies and instrumentalities are: securities that are supported by the full faith and credit of the United States (such as Government National Mortgager
Association certificates); securities that are supported by the right of the issuer to borrow from the United States Treasury (such as securities of Federal Home Loan Banks); and securities that are supported by the credit of the instrumentality (such as Federal National Mortgage Association and Federal
Home Loan Mortgage Corporation bonds).

Investment Techniques

The fund may employ, among others, the investment techniques described below, which may give rise to taxable income:


Financial Futures and Options Transactions. To hedge against a decline in the value of Municipal Bonds it owns or an increase in the price of Municipal Bonds it proposes to purchase, each fund may enter into financial futures contracts and invest in options on financial futures contracts that are traded on a domestic exchange or board of trade. The futures contracts or options on futures contracts that may be entered into by the fund will be restricted to those that are either based on an index of Municipal Bonds or relate to debt securities the prices of which are anticipated by the manager to correlate with the prices of the Municipal Bonds owned or to be purchased by a fund.

In entering into a financial futures contract, a fund will be required to deposit with the broker through which it undertakes the transaction an amount of cash or cash equivalents equal to approximately 5% of the contract amount. This amount, which is known as "initial margin," is subject to change by the exchange or board of trade on which the contract is traded, and members of the exchange or board of trade may charge a higher amount. Initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. In accordance with a process known as "marking-to market," subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, the fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's existing position in the contract.

A financial futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified property at a specified price, date, time and place. Unlike the direct investment in a futures contract, an option on a financial futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the financial futures contract at a specified exercise price at the any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on financial futures contracts is limited to the premium paid for the option (plus transaction costs).
The value of the option may change daily and that change would be reflected in the net asset value of the fund.

Regulations of the Commodity Futures Trading
Commission applicable to each fund require that a fund's transactions in financial futures contracts and options on financial futures contracts be engaged in for bona fide hedging purposes, or if a fund enters into futures contracts for speculative purposes, that the aggregate initial margin deposits and premiums paid by the fund will not exceed 5% of the market value of its assets. In addition, the fund will, with respect to its purchases of financial futures contracts, establish a segregated account on the fund's books consisting of cash or cash equivalents in an amount equal to the total market value of the futures contracts, less the amount of initial margin on deposit for the contracts. Each fund's ability to trade in financial futures contracts and options on financial futures contracts may be limited to some extent by the requirements of the Code, applicable to a regulated investment company that are described below under "Taxes."

Although each fund intends to enter into financial futures contracts and options on financial futures contracts that are traded on a domestic exchange or board of trade only if an active market will exist for them at any particular time. If closing a futures position in anticipation of adverse price movements is not possible, the fund would be required to make daily cash payments of variation margin. In those circumstances, an increase in the value of the portion of the fund's investments being hedged, if any, may offset partially or completely losses on the futures contract. No assurance can be given, however, that the price of the securities being hedged will correlate with the price movements in a futures contract and, thus, provide an offset to losses on the futures contract or option on the futures contract. In addition, in light of the risk of an imperfect correlation between securities held by the fund that are the subject of a hedging transaction and the futures or options used as a hedging device, the hedge may not be fully effective because, for example, losses on the securities held by the fund may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the securities held by the fund that were the subject of the hedge. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, each fund may enter into financial futures contracts or options on financial futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. This "over hedging" or "under hedging" may adversely affect a fund's net investment results if market movements are not as anticipated when the hedge is established.

If a fund has hedged against the possibility of an increase in interest rates adversely affecting the value of securities it holds and rates decrease instead, the fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures or options positions. In addition, in those situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements on the futures contracts at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates.

When-Issued Securities and Delayed-Delivery
Transactions. Each fund may purchase securities on a "when-issued" basis or for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield). Each fund does not intend to engage in these transactions for speculative purposes, but only in furtherance of its investment goal. These transactions occur when securities are purchased or sold by a fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to a fund at the time of entering into the transaction. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers.
When a fund agrees to purchase when-issued or delayed-delivery securities, the fund will set aside cash or liquid securities equal to the amount of the commitment in a segregated account on the fund's books. Normally, the fund will set aside portfolio securities to satisfy a purchase commitment, and in such a case a fund may be required subsequently to place additional assets in the segregated account on the fund's books in order to ensure that the value of the account remains equal to the amount of the fund's commitment. The assets contained in the segregated account will be marked-to-market daily. It may be expected that a fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When a fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade.
Failure of the seller to do so may result in a fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
Stand-by Commitments. Each fund may acquire "stand-by commitments" with respect to Exempt Obligations held in its portfolio. Under a stand-by commitment, a broker, dealer or bank is obligated to repurchase at the fund's option specified securities at a specified price and, in this way, stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. A fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise the rights afforded by the commitments for trading purposes. Each fund anticipates that stand-by commitments will be available from brokers, dealers and banks without the payment of any direct or indirect consideration. Each fund may pay for stand-by commitments if payment is deemed necessary, thus increasing to a degree the cost of the underlying
Exempt Obligations and similarly decreasing the security's yield to the funds.

Illiquid Securities. Each fund may invest up to 10% of its net assets in illiquid securities, which term includes securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. In addition, up to 5% of the value of each fund's assets may be invested in securities of entities that have been in continuous operation for fewer than three years.

Repurchase Agreements. Each fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements").
A fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose a fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which a fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the fund's manager. The manager will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price (including accrued interest). In addition, the manager will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The manager will mark-to-market daily the value of the securities. Repurchase agreements are considered to be loans by a fund under the Investment
Company Act of 1940, as amended (the "1940 Act").
RISK FACTORS-INVESTING IN STATE MUNICIPAL OBLIGATIONS

The following summaries are included for the purpose of providing certain information regarding the economic climate and financial condition of the State of California, the State of New York and Puerto Rico, and are based primarily on information from official statements made available in connection with the issuance of certain securities and other documents and sources and does not purport to be complete. The trust has not undertaken to verify independently such information and the trust assumes no responsibility for the accuracy of such information. These summaries do not provide information regarding most securities in which the fund is permitted to invest and in particular do not provide specific information on the issuers or types of municipal securities in which the fund invests or the private business entities whose obligations support the payments on AMT-Subject bonds in which the fund will invest. Therefore, the general risk factors as to the credit of the state or its political subdivisions discussed herein may not be relevant to the fund. Although revenue obligations of a state or its political subdivisions may be payable from a specific project or source, there can be no assurance that future economic difficulties and the resulting impact on state and local government finances will not adversely affect the market value of the fund or the ability of the respective obligors to make timely payments of principal and interest on such obligations. In addition, a number of factors may adversely affect the ability of the issuers of municipal securities to repay their borrowings that are unrelated to the financial or economic condition of a state, and that, in some cases, are beyond their control. Furthermore, issuers of municipal securities are generally not required to provide ongoing information about their finances and operations to holders of their debt obligations, although a number of cities, counties and other issuers prepare annual reports.

Following is a brief summary of select state factors affecting each fund. It does not represent a complete analysis of every material fact effecting each state's debt obligations. Each summary is based on a sampling of offering statements for the debt of each state's issuers, data from independent rating agencies, and/or data reported in other public sources. The funds have not independently verified this information, and will not update it during the year.

CALIFORNIA FUND

The Budget Process. The State's fiscal year begins on
July 1 and ends on June 30. The State operates on a budget basis, using a modified accrual system of accounting, with revenues credited in the period in which they are measurable and available and expenditures debited in the period in which the corresponding liabilities are incurred.

The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year (the
"Governor's Budget"). Under State law, the annual proposed Governor's Budget cannot provide for projected expenditures in excess of projected revenues and balances available from prior fiscal years. Following the submission of the Governor's
Budget, the Legislature takes up the proposal.

Under the State Constitution, money may be drawn from the Treasury only through an appropriation made by law. The primary source of the annual expenditure authorizations is the Budget Act as approved by the Legislature and signed by the Governor. The Budget
Act must be approved by a two-thirds majority vote of each House of the Legislature. The Governor may reduce or eliminate specific line items in the Budget
Act or any other appropriations bill without vetoing the entire bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each House of the Legislature.

Appropriations also may be included in legislation other than the Budget Act. Bills containing appropriations (except for K-12 and community college
("K-14") education) must be approved by a two-thirds majority vote in each House of the Legislature and be signed by the Governor. Bills containing K-14 education appropriations require a simple majority vote. Continuing appropriations, available without regard to fiscal year, also may be provided by statute or the State Constitution. There is litigation pending concerning the validity of such continuing appropriations. See "Litigation" below.

Funds necessary to meet an appropriation need not be in the State Treasury at the time such appropriation is enacted; revenues may be appropriated in anticipation of their receipt.

The General Fund. The moneys of the State are segregated into the General Fund and over 900 special funds, including bond, trust and pension funds. The
General Fund consists of revenues received by the State Treasury and not required by law to be credited to any other fund, as well as earnings from the investment of State moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of the State. The General Fund may be expended as a consequence of appropriation measures enacted by the Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

The Special Fund for Economic Uncertainties. The
Special Fund for Economic Uncertainties ("SFEU") is funded with General Fund revenues and was established to protect the State from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the State Controller as necessary to meet cash needs of the General Fund. The State Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund.

In the 2000 Budget Act, signed on June 30, 2000, the
Department of Finance projected the SFEU will have a balance of about $1.781 billion at June 30, 2001. The
SFEU projection reflects the enactment of the Budget
Act on June 30, 2000. This figure is based on the latest projections of revenues and expenditures in the 2000 Budget Act and trailer bills at that point in time. As in any year, the Budget Act and related trailer bills are not the only pieces of legislation which appropriate funds. Other factors including re-estimates of revenues and expenditures, existing statutory requirements, and additional legislation introduced and passed by the Legislature may impact the reserve amount.

Inter-Fund Borrowings. Inter-fund borrowing is used to meet temporary imbalances of receipts and disbursements in the General Fund. As of June 30,
2000, the General Fund had no outstanding loans from the SFEU, General Fund special accounts or other special funds.

Investment of Funds. Moneys on deposit in the State's
Centralized Treasury System are invested by the Treasurer in the Pooled Money Investment Account (the
"PMIA"). As of September, 30, 2000, the PMIA held approximately $30.46 billion of State moneys and $12.26 billion of moneys invested for about 2,815 local governmental entities through the Local Agency
Investment Fund.

Welfare Reform. The Personal Responsibility and Work
Opportunity Reconciliation Act of 1996 (the "Welfare
Reform Law") has fundamentally reformed the nation's welfare system. Among its many provisions, the Welfare Reform Law includes: (1) conversion of Aid to
Families with Dependent Children ("AFDC") from an entitlement program to a block grant titled Temporary
Assistance for Needy Families ("TANF"), with lifetime time limits on TANF recipients, work requirements and other changes; (ii) provisions denying certain federal welfare and public benefits to legal noncitizens (this provision has been amended by subsequent federal law), allowing states to elect to deny additional benefits (including TANF) to legal noncitizens and generally denying almost all benefits to illegal immigrants; and (iii) changes in the Food
Stamp program, including reducing maximum benefits and imposing work requirements.

California's response to the federal welfare reforms is embodied in Chapter 270, Statutes of 1997 and is called California Work Opportunity and Responsibility to Kids ("CalWORKs"), which replaced the former AFDC and Greater Avenues to Independence programs, effective January 1, 1998. Consistent with federal law, CalWORKs contains time limits on receipt of welfare aid, both lifetime as well as for any current period on aid. The centerpiece of CalWORKs is the linkage of eligibility to work participation requirements. Administration of the new CalWORKs program is largely at the county level, and counties are given financial incentives for success in this program.

The longer-term impact of the Welfare Reform Law and CalWORKs is being evaluated by the RAND Corporation, with a series of reports to be furnished and the final report due October 2001. In the short-term, implementation of the CalWORKs program has continued the trend of declining welfare caseloads. The
CalWORKs caseload trend is projected to be 541,000 in 2000-01, down from 579,000 cases in 1999-00 and a high of 921,000 cases in 1994-95.

The 2000-01 CalWORKs budget reflects California's success in meeting the federally-mandated work participation requirements for federal fiscal years
1998 and 1999. With that goal being met, the federally-imposed maintenance-of-effort (MOE) level for California is reduced from 80% of the federal fiscal year 1994 baseline expenditures for the former
AFDC program ($2.9 billion) to 75% ($2.7 billion).

In 2000-01 California will continue to meet, but not exceed, the federally-required $2.7 billion combined
State and county MOE requirement. Total CalWORKs-related expenditures are estimated to be $7.0 billion for 2000-01, including child care transfer amounts for the Department of Education.

Local Governments. The primary units of local government in California are the counties, ranging in population from 1,200 in Alpine County to over 9,900,000 in Los Angeles County. Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails and public safety in unincorporated areas. There also are about 475 incorporated cities and thousands of special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose
"special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities and have been required to maintain many services.

In the aftermath of Proposition 13, the State provided aid to local governments from the General
Fund to make up some of the loss of property tax moneys, including taking over the principal responsibility for funding K-12 schools and community colleges. During the recession, the Legislature eliminated most of the remaining components of post-
Proposition 13 aid to local government entities other than K-14 education districts by requiring cities and counties to transfer some of their property tax revenues to school districts. However, the Legislature also provided additional funding sources
(such as sales taxes) and reduced certain mandates for local services. Since then the State also has provided additional funding to counties and cities through such programs as health and welfare realignment, welfare reform, trial court restructuring, the Citizens' Option for Public Safety
("COPS") program supporting local public safety departments, and various other measures.

The 2000 Budget Act provides significant assistance to local governments, including $200 million set aside for one-time discretionary funding to local governments; $121.3 million for the COPS program to support local front-line law enforcement, sheriffs' departments for jail construction and operations, and district attorneys for prosecution; $75 million for technology funding for local law enforcement; $400 million for deferred maintenance of local streets and roads; and hundreds of millions of dollars in assistance in the areas of mental health, social services, environmental protection, and public safety. In addition, legislation was enacted in 1999 to provide approximately $35.8 million annual relief to cities based on 1997-98 costs of jail booking and processing fees paid to counties.

Historically, funding for the State's trial court system was divided between the State and the counties. In 1997, legislation consolidated the trial court funding at the State level in order to streamline the operation of the courts, provide a dedicated revenue source, and relieve fiscal pressure on the counties. Since then, the county general purpose contribution for court operations was reduced by $386 million and cities are retaining $62 million in fine and penalty revenue previously remitted to the State. The General Fund reimbursed the $448 million revenue loss to the Trial Court Trust Fund.

The entire statewide welfare system has been changed in response to the change in federal welfare law enacted in 1996 (see "Welfare Reform" above). Under the CalWORKs program, counties are given flexibility to develop their own plans, consistent with State law, to implement the program and to administer many of its elements, and their costs for administrative and supportive services are capped at the 1996-97 levels. Counties also are given financial incentives if, at the individual county level or statewide, the CalWORKs program produces savings associated with specified standards. Counties will still be required to provide "general assistance" aid to certain persons who cannot obtain welfare from other programs.

State Appropriations Limit. The State is subject to an annual appropriations limit imposed by Article
XIII B of the State Constitution (the "Appropriations
Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.

Article XIII B prohibits the State from spending
"appropriations subject to limitation" in excess of the Appropriations Limit. "Appropriations subject to limitation," with respect to the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most state subventions to local governments, tax refunds and some benefit payments such as unemployment insurance.
No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds.

There are various types of appropriations excluded from the Appropriations Limit. For example, debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by the voters, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects, most state subventions to local governments, appropriations for tax refunds, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels, and appropriation of certain special taxes imposed by initiative (e.g., cigarette and tobacco taxes). The Appropriations Limit may be exceeded in cases of emergency.

The State's Appropriations Limit in each year is based on the limit for the prior year, adjusted annually for changes in state per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non tax proceeds. The measurement of change in population is a blended average of statewide overall population growth, and change in attendance at local K-14 school districts. The
Appropriations Limit is tested over consecutive two-year periods. Any excess of the aggregate "proceeds of taxes" received over such two-year period above the combined Appropriations Limits for those two years is divided equally between transfers to K-14 school districts and refunds to taxpayers.

The Legislature has enacted legislation to implement
Article XIII B which defines certain terms used in
Article XIII B and sets forth the methods for determining the Appropriations Limit. California
Government Code Section 7912 requires an estimate of the Appropriations Limit to be included in the Governor's Budget and thereafter to be subject to the budget process and established in the Budget Act.

Proposition 98. On November 8, 1988, voters of the
State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and
Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the State Appropriations
Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Under
Proposition 98 (as modified by Proposition 111, which was enacted on June 5, 1990), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living
(measured as in Article XIII B by reference to State per capita personal income) and enrollment ("Test
2"), or (c) a third test, which would replace Test 2 in any year when the percentage growth in per capita
General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test
3"). Under Test 3, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth. Legislation adopted prior to the end of the 1988-89 Fiscal Year, implementing Proposition 98, determined the K-14 schools' funding guarantee under Test 1 to be 40.3%
of the General Fund tax revenues, based on 1986-87 appropriations. However, that percent has been adjusted to approximately 35% to account for a subsequent redirection of local property taxes, since such redirection directly affects the share of General Fund revenues to schools.

Proposition 98 permits the Legislature by two-thirds vote of both Houses, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.
See "State Finances--State Appropriations Limit" above.

During the recession in the early 1990's, General
Fund revenues for several years were less than originally projected, so that the original
Proposition 98 appropriations turned out to be higher than the minimum percentage provided in the law. The
Legislature responded to these developments by designating the "extra" Proposition 98 payments in one year as a "loan" from future years' Proposition
98 entitlements, and also intended that the "extra" payments would not be included in the Proposition 98
"base" for calculating future years' entitlements. By implementing these actions, per-pupil funding from Proposition 98 sources stayed almost constant at approximately $4,200 from Fiscal Year 1991-92 to
Fiscal Year 1993-94.

In 1992, a lawsuit was filed, CALIFORNIA TEACHERS'
ASSOCIATION V. GOULD, which challenged the validity of these off-budget loans. The settlement of this case, finalized in July 1996, provides, among other things, that both the State and K-14 schools share in the repayment of prior years' emergency loans to schools. Of the total $1.76 billion in loans, the State is repaying $935 million by forgiveness of the amount owed, while schools will repay $825 million.
The State share of the repayment will be reflected as an appropriation above the current Proposition 98 base calculation. The schools' share of the repayment will count as appropriations that count toward satisfying the Proposition 98 guarantee, or from "below" the current base. Repayments are spread over the eight-year period of 1994-95 through 2001-02 to mitigate any adverse fiscal impact.

Substantially increased General Fund revenues, above initial budget projections, in the fiscal years 1994-
95 through 1999-00 have resulted in retroactive increases in Proposition 98 appropriations from subsequent fiscal years' budgets. Because of the State's increasing revenues, per-pupil funding at the K-12 level has increased by more than 50 percent from the level in place in 1991-92, and to $6,701 per ADA in 2000-01. A significant amount of the "extra"
Proposition 98 monies in the last few years has been allocated to special programs. Since the State expects General Fund revenue growth to continue in 2000-01, there also are new initiatives. See "Current
State Budget" for further discussion of education funding.

Prior Fiscal Years' Financial Results

Following a severe recession beginning in 1990, the State's financial condition improved markedly during the fiscal years starting in 1995-96, due to a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint based on actions taken in earlier years. The State's cash position also improved, and no external deficit borrowing occurred over the end of the last five fiscal years.

The economy grew strongly during the fiscal years beginning in 1995-96 and, as a result, the General
Fund took in substantially greater tax revenues
(around $2.2 billion in 1995-96, $1.6 billion in 1996-97, $2.4 billion in 1997-98, $1.7 billion in
1998-99 and $8.2 billion in 1999-00) than were initially planned when the budgets were enacted.
These additional funds were largely directed to school spending as mandated by Proposition 98, to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97 and particularly in 1998-99 to fund new program incentives, including education spending above Proposition 98 minimums.

The principal features of the 1999 Budget Act include the following:

1. Proposition 98 funding for K-12 schools was increased by $1.6 billion in General Fund moneys over revised 1998-99 levels, $108.6 million higher than the minimum Proposition 98 guarantee. Of the 1999-00 funds, major new programs included money for reading improvement, new textbooks, school safety, improving teacher quality, funding teacher bonuses, providing greater accountability for school performance, increasing preschool care programs and funding deferred maintenance of school facilities. The 1999 Budget Act also included $310 million as repayment of prior years' loans to schools, as part of the settlement of the CALIFORNIA TEACHERS' ASSOCIATION V. GOULD lawsuit.
See "State Finances -- Proposition 98" above.

2. Funding for higher education increased substantially above the actual 1998-99 level.
General Fund support was increased by $184 million
(7.3%) for the University of California ("UC") and $126 million (5.9 %) for the California State
University ("CSU") system. In addition, Community
Colleges funding increased by $324.3 million (6.6
%). As a result, undergraduate fees at UC and CSU were reduced for the second consecutive year, and the per-unit charge at Community Colleges was reduced by $1.

3. Increased funding of nearly $600 million for health and human services.

4. About $800 million from the General Fund was directed toward infrastructure costs, including
$425 million in additional funding for the Infrastructure Bank, initial planning costs for a new prison in the Central Valley, additional equipment for train and ferry service, and payment of deferred maintenance for state parks.

5. The Legislature enacted a one-year additional reduction of 10% of the Vehicle License Fee
("VLF") for calendar year 2000, at a General Fund cost of about $250 million in each of fiscal years
1999-00 and 2000-01 to make up lost funding to local governments. Several other targeted tax cuts, primarily for businesses, were also approved, at a cost of $54 million in 1999-00.

6. A one-time appropriation of $150 million, split between cities and counties, was made to offset property tax shifts during the early 1990's.
Additionally, an ongoing $50 million was appropriated as a subvention to cities for jail booking or processing fees charged by counties when an individual arrested by city personnel is taken to a county detention facility.

The combination of resurging exports, a strong stock market, and a rapidly-growing economy in 1999 and early 2000 resulted in unprecedented growth in General Fund revenues during fiscal year 1999-00. The latest estimates from the Department of Finance indicate revenues of about $71.2 billion, an increase of over 20% over final 1998-99 revenues and $8.2 billion higher than projected for the 1999 Budget
Act. The latest estimates indicate expenditures of $67.2 billion in 1999-00, a $35 billion increase over the 1999 Budget Act, but the result still left a record balance in the SFEU at June 30, 2000 of over $7.2 billion.

Current State Budget

The discussion below of the fiscal year 2000-01 budget is based on the State's estimates and projections of revenues and expenditures for the current fiscal year and must not be construed as statements of fact. These estimates and projections are based upon various assumptions as updated in the 2000 Budget Act, which may be affected by numerous factors, including future economic conditions in the State and the nation, and there can be no assurance that the estimates will be achieved.

Fiscal Year 2000-2001 Budget. On January 10, 2000,
Governor Davis released his proposed budget for fiscal year 2000-01. The 2000-01 Governor's Budget
("2000 Governor's Budget") generally reflected an estimate that General Fund revenues for fiscal year
1999-00 would be higher than projections made at the time of the 1999 Budget Act. Even these positive estimates proved to be greatly understated as continuing economic growth and stock market gains resulted in a surge of revenues. The Administration estimated in the 2000 May Revision that General Fund revenues would total $70.9 billion in 1999-00 and $73.8 billion in 2000-01, a two-year increase of $12.3 billion above the 2000 Governor's Budget revenue estimates. The latest estimates for 1999-00 are even higher, with revenues now estimated at $71.2 billion.

The 2000 Budget Act was signed by the Governor on June 30, 2000, the second consecutive year the State's Budget was enacted on time. The spending plan assumes General Fund revenues and transfers of $73.9 billion, an increase of 3.8% above the estimates for 1999-00. The 2000 Budget Act appropriates $78.8 billion from the General Fund, an increase of 17.3% over 1999-00, and reflects the use of $5.5 billion from the SFEU. In order not to place undue pressure on future budget years, about $7.0 billion of the increased spending in 2000-01 will be for one-time expenditures and investments.

The Department of Finance estimates the SFEU will have a balance of $1.781 billion at June 30, 2001. In addition, the Governor held back $500 million as a set-aside for litigation costs. If this amount is not fully expended during fiscal year 2000-01, the balance will increase the SFEU. The Governor vetoed just over $1 billion in General Fund and Special Fund appropriations from the 2000 Budget Act in order to achieve the budget reserve. Because of the State's strong cash position, the Administration announced that it would not undertake a revenue anticipation note borrowing in 2000-01.

The 2000 Budget Act also includes Special Fund expenditures of $15.6 billion and Bond Fund expenditures of $5.0 billion. Special Fund revenues are estimated at $16.5 billion.

Some of the features of the 2000 Budget Act were the following:

1. Proposition 98 funding for K-12 schools was increased by $3.0 billion in General Fund moneys over revised 1999-00 levels, $1.4 billion higher than the minimum Proposition 98 guarantee. Per pupil spending is estimated at $6,701 per ADA, an 11% increase from the 1999 Budget Act. Of the
2000-01 funds, over $1.8 billion is allowed for discretionary spending by school districts. Major new programs included money for high school scholarship to high-achieving students, English language and literacy, improving teacher quality, funding teacher bonuses and salaries for beginning teachers, increasing investments in technology and funding professional development institutes. The
2000 Budget Act also includes an income tax credit to compensate credentialed teachers for the purchase of classroom supplies and a $350 million repayment of prior years' loans to schools, as part of the settlement of the CALIFORNIA TEACHERS'
ASSOCIATION V. GOULD lawsuit. See also "State
Finances -- Proposition 98" above.

2. Funding for higher education increased substantially above the revised 1999-00 level.
General Fund support was increased by $486 million
(17.9%) for the UC and $279 million (12.7%) for the CSU system. In addition, Community Colleges funding increased by $497 million (9.0%).
Undergraduate fees at UC and CSU and the per-unit charge at Community Colleges will be unchanged.

3. Increased funding of $2.7 billion General Fund for health and human services.

4. Significant moneys were devoted for capital outlay. A total of $2.0 billion of General Fund money was appropriated for transportation improvements, supplementing gasoline tax revenues normally used for that purpose. This was part of a $6.9 billion Transportation Congestion Relief
Program to be implemented over six years. In addition, the Budget Act included $570 million from the General Fund in new funding for housing programs.

5. A total of about $1.5 billion of tax relief was enacted as part of the budget process. The VLF reduction, started in 1998, was accelerated to the final 67.5% level for calendar year 2001, two years ahead of schedule. The acceleration will cost the General Fund about $887 million in fiscal year 2000-01 and $1.426 billion in fiscal year
2001-02. A one-time Senior Citizens Homeowner and
Renters Tax Assistance program will cost about
$154 million. A personal income tax credit for teachers will cost $218 million and a refundable credit for child care expenses will cost $195 million. Several other targeted tax cuts, primarily for businesses, were also approved, at a cost of $89 million in 2000-01.

6. A one-time appropriation of $200 million, to be split between cities and counties, was made to offset property tax shifts during the early
1990's. Additionally, $121 million was
appropriated for support of COPS, and $75 million in one-time funding was provided for local law enforcement agencies to purchase high technology equipment.


The Legislature passed a number of bills with fiscal impacts on the General Fund in 2000-01, which were not included in the 2000-01 Budget, prior to the end of its session on August 31, 2000. Among these were bills to expedite the licensing of new power plants
($57.5 million cost), to establish a juvenile crime prevention program ($122 million cost) and to augment the Senior Citizens Property Tax Assistance Program
($60 million cost). Another bill would enhance retirement benefits for both active and retired teachers. Excess assets and normal cost surplus in the program would fund the costs of enhanced benefits and also provide a $100 million General Fund savings for 2000-01 from reduced contributions to the State
Teachers Retirement system.

At this time, the Department of Finance has not revised its revenue estimates and all other factors which would impact overall General Fund results, so the Department will not formally update the estimated balance in the SFEU at June 30, 2001, until the next
Governor's Budget is released in January 2001.
However, based on results through the fist quarter of fiscal year 2000-01, the Department of Finance has estimated that revenues have been sufficiently strong to make it likely that the State will end the fiscal year at June 30, 2001 with a balance in the budget reserve greater than 4% of General Fund revenues.
Based on this estimate, since the reserve for the year ended June 30, 2000 was also above 4% of General
Fund revenues, the Governor announced on October 25, 2000 that, pursuant to provisions in the law enacted in 1991 when the State sales tax rate was last raised, the State sales tax rate would be reduced by 0.25% for a period of at least one calendar year, effective January 1, 2001. This reduction will result in approximately $525 million less General Fund revenue in the last half of fiscal year 2000-01 and approximately $575 million less in the first half of fiscal year 2001-02. If the General Fund reserve falls below 4% of General Fund revenue in the future, the sales tax rate would be raised by 0.25%.

The Revenue and Expenditure assumptions set forth have been based upon certain estimates of the performance of the California and national economies in calendar years 2000 and 2001. In the 2000 May
Revision released on May 15, 2000, the Department of
Finance projected that the California economy will continue to show strong growth in 2000, followed by more moderate gains in 2001. The projection assumes a relatively flat stock market, and a 25% reduction in stock option income in 2000-01. The economic expansion has been market by strong growth in high technology manufacturing and business services
(including software, computer programming and the Internet), nonresidential construction, entertainment and tourism-related industries. Growth in 1999 was greater than earlier years in the economic expansion, with 3.7% year-over-year increase in nonfarm payroll employment. Unemployment, now less than 5%, is at the lowest rate in over 30 years. Taxable sales in the first quarter of 2000 are 10% above year-earlier levels. Significant economic improvement in Asia
(Japan excluded), ongoing strength in NAFTA partners
Mexico and Canada, and stronger growth in Europe are expected to further increase California-made exports in 2000 and 2001. Nonresidential construction has been strong for the past four years. New residential construction has increased since lows of the early
1990's recession, but remains lower than during the previous economic expansion in 1980's.

Economy and Population

Introduction. California's economy, the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. Since 1994, California's economy has been performing strongly after suffering a deep recession between 1990-93. Population and Labor Force. The State's July 1, 1999 population of over 34 million represented over 12 percent of the total United States population.

California's population is concentrated in metropolitan areas. As of the April 1, 1990 census, 96 percent resided in the 23 Metropolitan Statistical
Areas in the State. As of July 1, 1998, the 5-county
Los Angeles area accounted for 49 percent of the State's population, with over 16.0 million residents, and the 10-county San Francisco Bay Area represented
21 percent, with a population of over 7.0 million.

Subsequent Developments. The Legislature passed a number of bills with fiscal impacts on the General
Fund in 2000-01, which were not included in the 2000-
01 Budget, prior to the end of its session on August
31, 2000. Among these were bills to expedite the licensing new power plants ($57.5 million cost), to establish a juvenile crime prevention program ($122 million cost) and to augment the Senior Citizens
Property Tax Assistance Program ($60 million cost).
Another bill would enhance retirement benefits for both active and retired teachers. Excess assets and normal cost surplus in the program would fund the costs of enhanced benefits and also provide a $100 million General Fund savings for 2000-01 from reduced contributions to the State Teachers Retirement
System. At this time, the Department of Finance has not revised its revenue estimates and all other factors which impact overall General Fund results, so the Department will not formally update the estimated balance in the SFEU at June 30, 2001, until the next
Governor's Budget is released in January, 2001.
However, based on results through the first quarter of fiscal year 2000-01, the Department of Finance has estimated that revenues have been sufficiently strong to make it likely that the State will end the fiscal year at June 30, 2001 with a balance in the budget reserve greater than 4% of General Fund revenues.
Based on this estimate, since the reserve for the year ended June 30, 2000 was also above 4% of General
Fund revenues, the Governor announced on October 25, 2000 that, pursuant to provisions in the law enacted in 1991 when the State sales tax rate was last raised, the State sales tax rate would be reduced by 0.25% for a period of at least one calendar year, effective January 1, 2001. This reduction will result in approximately $525 million less General Fund revenue in the last half of fiscal year 2000-01 and approximately $575 million less in the first half of fiscal year 2001-02. If the General Fund reserve falls below 4% of the General Fund revenue in the future, the sales tax rate would be raised by 0.25%.
Litigation. Certain litigation is pending against California or its officers or employees that, if decided adversely, could require the State to make significant future expenditures or could impair future revenue sources. Among the more significant of these cases are those that involve: (i) liability for damages stemming from the 1986 Yuba River flood with potential liability ranging from $800 million to $1.5 billion; (ii) a class action lawsuit regarding property damages from 1997 flooding in Northern
California with potential liability of $2 billion;
(iii) lawsuits seeking reimbursement for state-mandated costs of providing special education programs for handicapped children with liability of over $1 billion; the proposed settlement is subject to ratification by the Legislature; (iv) lawsuits related to contamination at the Stringfellow toxic waste site seeking recovery for past cost of clean-up estimated at $400 million to $600 million; (v) a challenge to the authority of the State Controller to make payments from the State Treasury in the absence of a state budget; (vi) a suit brought by various counties of California against the State regarding whether property tax shifts from counties to school districts is a reimbursable state mandated cost; the impact to the General Fund could be as high as $10.0 billion; (vii) actions seeking relief requiring the State to retroactively increase out-patient Medi-Cal reimbursement rates; damages could exceed $500 million; (viii) three actions challenging the constitutionality of Proposition 10, which increases the excise tax on tobacco products with potential liability of the $750 million collected annually; and
(ix) challenge seeking to overturn the tobacco Master
Settlement Agreement entered between 46 states and the tobacco industry with potential liability of $1 billion annually; (x) challenges to the tobacco settlement as it pertains to California, Utah and San
Francisco; (xi) a class action brought by six Medi-
Cal beneficiaries who have received medical treatment for smoking-related diseases alleging the State owes them an unspecified portion of the tobacco settlement monies; (xii) a suit brought by former employees of the State seeking back wages, damages and injunctive relief; (xiii) a suit brought on behalf of the school children of the Los Angeles Unified School District against the State Allocation Board, the State Office of Public School Construction and a number of State officials alleging improper allocation of new public
43 school construction funds; (xiv) a class action under the Americans with Disabilities Act and other federal acts alleging the persons institutionalized at Laguna Honda who require long term care should be assessed as to whether they can be treated at home or in community-based facilities with liability which could exceed $400 million; and (xv) a class action alleging that provider rates for community-based services for developmentally disabled individuals are discriminatory, because they result in unnecessary institutionalization with liability which could exceed $400 million.

In recent years, California began a large-scale deregulation of its power utility industry. One aspect of this deregulation is a mandatory cap on energy prices that California utilities can charge to their customers. Recent significant increases in the market cost of energy purchased by many California utilities has caused these utilities to come under financial pressures, as they have been unable to pass these increased costs to their customers. As a result, many power utilities have begun to experience difficulty purchasing sufficient energy to meet demand and difficulty paying their suppliers. Some
California utilities have suspended debt service payments on outstanding debt or payments to suppliers. Two of the utility companies that are experiencing these difficulties are Pacific Gas and Electric ("PG&E") and Southern California Edison
("SCE"), two of the largest California utility companies. Many California utilities, including PG&E and SCE, have publicly stated that they may be forced into bankruptcy as a result of this situation.
Moody's and S&P have downgraded their ratings of both
PG&E and SCE long term debt to Caa and CC, respectively. Although California state officials and the utilities are continuing to attempt to find a solution to the electricity supply and pricing problems, it is unclear at this time whether these securities will be further downgraded or whether an electric-rate increase or other action will improve the credit ratings of these municipal securities. The
Adviser continues to monitor this situation.

NEW YORK FUND

Economic Outlook. New York (the State) is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location, air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy.
Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

Employment in New York grew strongly for the first nine months of 2000, with the service sector accounting for the largest increases. The State economy added 166,600 new jobs, a growth rate of 2.0%, of which private sector employment added
154,100 of the additional jobs, growing by 2.2%. New
York's unemployment rate fell to 4.6% in September, about one-half of its July 1992 peak of 8.9%. Total employment is expected to grow 2.1% for all of 2000 and 1.7% for 2001, with the largest employment increases concentrated in the services sector.
Projections for wages and personal income growth for 2000 reflect strong first quarter growth in bonus payments. However, the recent prolonged weakness exhibited by the stock market and the slowdown projected for the national economy suggest that the securities industry may not repeat its strong current-year performance. The Division of the Budget now projects wage growth of 9.4% for 2000, followed by growth of 5.4% for 2001. Overall personal income growth of 8.0% is projected for 2000, with 5.0% growth in personal income expected for 2001. The
State forecast is subject to the same uncertainties as the national forecast, as well as to some which are more specific to New York. For example, with Wall
Street fueling a significant portion of the growth in the State's revenues, New York is particularly vulnerable to an unexpectedly poor performance by the financial markets, which could reduce securities industry rates of profit and bonus payment growth.

The national economy remains strong as the longest economic expansion on record nears the end of its tenth year. Real U.S. Gross Domestic Product (GDP) grew by 4.8% during the first quarter of 2000, followed by second quarter growth of 5.6%. Real U.S.
GDP is expected to grow 5.2% for all of 2000, followed by 3.8% in 2001. The slowdown in the economy is, in part, due to the Federal Reserve Board's six interest rate hikes since June of 1999. Higher interest rates, turbulence in the Middle East, higher oil prices and lower-than-expected corporate profits have heightened the uncertainty in the stock market.
If consumer confidence erodes, consumption spending is expected to slow significantly. Personal income is estimated to grow 6.4% for 2000. With slower growth in wages and interest income, personal income growth should slow to 5.8% in 2001. Employment is estimated to grow 2.0% in 2000, but growth is expected to slow to 1.6% in 2001, in line with the anticipated economic slowdown. The unemployment rate is estimated to average 4.0% for 2000, but could inch upward in 2001 as employment and output growth fall. The primary risk to the national economic outlook is the possibility of accelerating inflation due to an oil shock or the nation's tight labor market. In response, the Federal Reserve Board may feel compelled to raise interest rates even further. With the economy already slowing down, further rate hikes could cause even weaker-than-expected growth toward the end of 2001. Another potential risk to the national economy lies in the uncertain future of the financial markets. Should the stock markets undergo future significant corrections, the resultant reduction in the value of household wealth could reduce consumption growth even further.
Alternatively, an acceleration in technology-induced productivity growth could lead to enhanced economic performance. 79 2000-2001 Fiscal Year (Executive
Budget Forecast). The State's current fiscal year began on April 1, 2000 and ends on March 31, 2001. On
March 30, 2000, the State adopted the debt service portion of the State budget for the 2000-01 fiscal year; the remainder of the budget was enacted by the Legislature on May 5, 2000. The Governor approved the budget as passed by the Legislature. Prior to passing the budget in its entirety for the current fiscal year, the State enacted appropriations that permitted the State to continue its operations.

Following enactment of the budget, the State prepared a Financial Plan for the 2000-01 fiscal year (the
"2000-01 Financial Plan") that sets forth projected receipts and disbursements based on the actions taken by the Legislature. This section provides a summary of the Financial Plan which was released on May 10, 2000. The State expects to update the Financial Plan quarterly. The Office of the State Comptroller is conducting a review of the 2000-01 Enacted Budget and is expected to issue a report in early June 2000.

In 2000-01, General Fund disbursements, including transfers to support capital projects, debt service and other funds, are estimated at $39.55 billion, an increase of $2.4 billion over 1999-2000. Projected spending under the 2000-01 Enacted Budget is $992 million above the Governor's Executive Budget recommendations, including 30-day amendments.

The 2000-01 Financial Plan projects closing balances in the General Fund and other reserves of $3.2 billion, including 1.09 billion in the General Fund.
The balance is comprised of $675 million in reserves for potential labor costs, $547 million in the Tax
Stabilization Reserve Fund (TSRF), $150 million in the Contingency Reserve Fund (CRF), $338 million in the Community Projects Fund (CPF), and $50 million in reserves for other purposes. $1.2 billion is projected for reserve in the STAR Special Revenue
Fund, $250 million in the Debt Reduction Reserve Fund
(DRRF) and $29 million in Universal Pre-K Reserve
Fund.

Several developments arising from negotiations on the budget will affect State finances in subsequent years. First, a portion of Legislative additions to the 2000-01 Executive Budget will recur at higher spending levels in 2001-02 and beyond, including increased funding for school aid, tuition assistance, and prescription drug coverage for the elderly.
Second, the Legislature enacted the Debt Reform Act of 2000 (Debt Reform Act), which applies to new
State-supported debt issued on or after April 1, 2000, imposes caps on new debt outstanding and new debt service costs, restricts the use of debt to capital purposes only, and restricts the maximum term of State debt issuances to no more than 30 years.
Finally, the State adopted an additional tax relief package that will reduce tax receipts by $1.2 billion when fully effective; this package includes the elimination or reduction of gross receipts taxes on energy, the expansion of the "Power for Jobs" energy tax credit program, a college tuition deduction or credit taken against personal income taxes, and reduction of the marriage penalty for taxpayers who file jointly.

Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and organizations that are not subject to the State's control. The State Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. The Division of Budget believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from the projections set forth here and those projections may be changed materially and adversely from time to time.

The State Financial Plan is based upon forecasts of national and State economic activity developed through both internal analysis and review of national and State economic forecasts prepared by commercial forecasting services and other public and private forecasters. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. Many uncertainties exist in forecasts of both the national and State economies, including consumer attitudes toward spending, the extent of corporate and governmental restructuring, the condition of the financial sector, federal fiscal and monetary policies, the level of interest rates, and the condition of the world economy, which could have an adverse effect on the State. There can be no assurance that the State economy will not experience results in the current fiscal year that are worse 80 than predicted, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

Four governmental fund types comprise the State
Financial Plan: the General Fund, the Special Revenue
Funds, the Capital Projects Funds, and the Debt
Service Funds. The State's fund structure adheres to the accounting standards of the Governmental
Accounting Standards Board. The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.

Projected General Fund Receipts. Total General Fund receipts and transfers from other funds in 2000-01 are projected to be $39.72 billion, an increase of $2.32 billion over 1999-2000. Although receipt results remained strong, several factors with a potentially negative impact mitigate against an upward revision in the receipt estimates at this time, including a possible slowdown in national economic activity engineered by Federal Reserve Board policy; an easing of growth in equity markets; and continued uncertainty with respect to financial sector profits and bonus payments. The transfer of $3.4 billion in net resources from 1999-2000 to the 2000-01 fiscal period has the effect of exaggerating the growth in State receipts from year to year by depressing reported 1999-2000 figures and inflating
2000-01 projections.

Net General Fund personal income tax collections for 2000-01 are projected to reach $24.33 billion, an increase of $4.0 billion over 1999-2000. Much of this increase in associated with the $3.4 billion net impact of the transfers of the surplus from 1999-2000 to the current year as partially offset by the diversion of an additional $1.99 billion in additional receipts to the School Tax Relief (STAR)
Fund. In its third year, STAR now provides statewide school property tax relief to all homeowners for their primary residence. Adjusted for these transactions, the growth in net income tax receipts is roughly $1.3 billion, an increase of nearly 5%.

User tax and fees are projected at $7.02 billion in 2000-01, a decrease of $583 million from 1999-2000.
The sales tax and cigarette tax components of this category account for virtually all of the 2000-01 decline.

Business tax receipts are expected to total $4.23
billion in 2000-01, $332 million below 1999-2000 fiscal year results. The year-over-year decline in projected receipts is largely due to statutory changes.

Receipts from other taxes, which are comprised primarily of receipts from estate and gift taxes, real property gains tax and pari-mutuel taxes on wagering, are projected to total $766 million, $341 million below last year's amount. The primary factors accounting for the decline include: an adverse tax tribunal decision, pari-mutuel tax reductions and reductions in estate and gift taxes.

Miscellaneous receipts includes license revenues, income from fees and fines, abandoned property receipts, investment income, and a portion of the assessments levied on medical providers.
Miscellaneous receipts are expected to total $1.34 billion in 2000-01, a decline of $309 million from 1999-2000. This reflects the loss of non-recurring receipts received in 1999-2000 and the phase-out of the medical provider assessments completed in January
2000. Transfers from other funds to the General Fund consist primarily of tax revenues in excess of debt service requirements. Transfers to the General Fund are expected to total $2.03 billion, or $1.08 million less than last year.

General Fund Disbursements. The 2000-01 Financial
Plan projects General Fund disbursements and transfers to capital, debt service and other funds of $39.55 billion, an increase of $2.38 billion over 1999-2000. Following the pattern of the last three fiscal years, education programs receive the largest share of new funding contained in the 2000-01
Financial Plan. School aid is expected to grow by $850 million or 8.0% over 1999-2000 (on a State fiscal year basis). Outside of education, the largest growth in spending is for State operations ($1.02 billion) and general State charges ($182 million).
These increases were offset, in part, by spending reductions or actions in health and social welfare, and in general State charges.

Grants to Local Governments is the largest category of General Fund disbursements and includes financial assistance to local governments and not-for-profit corporations, as well as entitlement benefits to individuals. Grants to Local Governments are projected at $26.86 billion in 2000-01, an increase of $1.23 billion over 1999-2000.

General Fund spending for school aid is projected at $11.47 billion on a State fiscal year basis, an increase of $850 million from 1999-2000. The
Executive Budget provides additional funding for operating aid, building aid, and textbook and computer aids. For all other educational programs, disbursements are projected to grow by $376 million to $3.23 billion.

Medicaid costs are estimated at $5.59 billion reflecting a 4% spending growth, essentially unchanged from 1999-2000. Spending on welfare is projected at $1.20 billion, a decline of $77 million.
Revenue sharing and other general purpose aid to local governments in projected at $923 million.

State Operations spending reflects the costs of operating State agencies. The State estimates that disbursements for State Operations in 2000-01 will total $7.62 billion. Compared to 1999-2000, spending for State Operations is projected to increase by $1.02 billion. The growth reflects a reduction in one-time receipts from the State University that had offset General Fund spending in 1999-2000 ($38 million), and a decrease in federal grant awards from the Department of Correctional Services ($56 million), a portion of which is timing-related, costs of salary related increases and inflation ($100 million), the labor contract between the United
University Professionals (UUP) and the State
University ($30 million), the development of computerized systems in various State agencies ($80 million), increases in the Judiciary budget ($52 million), and higher costs in the Department of Correctional Services in 2000-01 ($32 million).

General State Charges spending in this category, which accounts primarily for fringe benefits for State employees and retirees, is projected to total
$2.27 billion in 2000-01. Disbursements for General
State Charges are projected to increase by $182 million from the prior year. The 2000-01 spending estimate continues to assume the $250 million in proceeds from the privatization of the Medical
Malpractice Insurance Association.

Short and long-term Debt Service is projected at $2.26 billion in 2000-01, an increase of $18 million over 1999-2000. The growth reflects debt service costs from bond sales in prior years and certain sales planned for 2000-01. Capital Projects and all other transfers spending is estimated at $528 million in 2000-01, a decrease of $117 million from 1999-
2000.

General Fund Balance. The 2000-01 Financial Plan projects a closing balance of $1.09 billion in the General Fund. The balance is comprised of $50 million in reserve for future needs, $547 million in the Tax
Stabilization Reserve Fund, $250 million in the Debt
Reduction Reserve Fund, $150 million in the
Contingency Reserve Fund and $338 million in the Community Projects Fund.

Special Revenue Funds. Special Revenue Funds are used to account for the proceeds of specific revenue sources such as federal grants that are legally restricted, either by the Legislature or outside parties, to expenditures for specified purposes. For
2000-01 projected disbursements in this fund type total $33.25 billion, an increase of $2.03 billion
(6.5%) over 1999-2000 levels. Disbursements from federal funds, primarily the federal share of Medicaid and other social services programs, are projected to total $22.87 billion in the 2000-01 fiscal year. Remaining growth in federal funds is primarily for the Child Health Plus program ($86 million), as well as increased spending in certain social service programs. State special revenue spending is projected to be $10.38 billion, an increase of $1.23 million from last year.

Capital Project Funds. Capital Projects Funds spending in 2000-01 is projected at $4.35 billion, an increase of $124 million or 2.9% from last year.
Transportation, environmental, education and school construction are the major sources of spending growth in this category. 82 Debt Service Funds. Debt Service
Funds spending are estimated at $3.79 billion in 2000-01, up $206 million or 5.7 % from 1999-2000.
Transportation purposes, including debt service on bonds issued for State and local highway and bridge programs financed through the New York State Thruway
Authority and supported by the Dedicated Highway and Bridge Trust Fund, account for $127 million of the year-to-year growth. Debt service for educational purposes, including State and City University programs financed through the Dormitory Authority, will increase by $59 million. The remaining growth is for a variety of programs in mental health and corrections, and for general obligation financings.

Out-Year Projections of Receipts and Disbursements.
State law requires the Governor to propose a balanced budget each year. Preliminary analysis by the Division of the Budget (DOB) indicates that the State will have a 2001-02 budget gap of approximately $2 billion, which is comparable with gaps projected following enactment of recent budgets. This estimate includes the projected costs of new collective bargaining agreements, no assumed operating efficiencies, as well as the planned application of approximately $1.2 billion in STAR tax reduction services. In recent years, the State has closed projected budget gaps which have ranged from $5 billion to less than $1 billion. DOB will formally update its projections of receipts and disbursements for future years as part of the Governor's 2001-02
Executive Budget. The revised expectations for these years will reflect the updated estimates of receipts and disbursements as well as new 2001-02 Executive
Budget recommendations.

Sustained growth in the State's economy could contribute to closing projected budget gaps over the next several years, both in terms of higher-than-projected tax receipts and in lower-than-expected entitlement spending. Savings from initiatives by State agencies to deliver services more efficiently, workforce management efforts, maximization of federal and non-General Fund spending offsets, and other actions necessary to help bring projected disbursements and receipts into balance. The projections do not assume any gap-closing benefit from the potential settlement of State claims against the tobacco industry.

Prior Fiscal Years. New York State's financial operations have improved during recent fiscal years.
During its last eight fiscal years, the State has recorded balanced budgets on a cash basis, with positive year-end fund balances.

1999-2000 Fiscal Year. The State ended its 1999-2000 fiscal year in balance on a cash basis, with a General Fund cash-basis surplus of $1.51 billion as reported by DOB. As in recent years, strong growth in receipts above forecasted amounts produced most of the year-end surplus. Spending was also modestly below projections, further adding to the surplus. The
State reported a closing balance of $1.17 billion in the General Fund, an increase of $275 million over the closing balance from the prior year. The balance was held in four accounts within the General Fund:
the Tax Stabilization Reserve Fund (TSRF), the
Contingency Reserve Fund (CRF), the Debt Reduction
Reserve Fund (DRRF) and the Community Projects Fund
(CPF) which is used to finance legislative initiatives. The balance is comprised of $547 million in the TSRF after a deposit of $74 million in 1999-
2000; $107 million in the CRF; $250 million in the DRRF; and $263 million in the CPF.

The closing fund balance excludes $3.97 billion that the State deposited into the tax refund reserve account at the close of 1999-2000 to pay for tax refunds in 2000-01 of which $521 million was made available as a result of the Local Government
Assistance Corporation (LGAC) financing program and was required to be on deposit as of March 31, 2000.
The tax refund reserve account transaction has the effect of decreasing reported personal income tax receipts in 1999-2000, while increasing reported receipts in 2000-01.

General Fund receipts and transfers from other funds
(net of tax refund reserve account activity) for the 1999-2000 fiscal year totaled $37.40 billion, an increase of 1.6% over 1998-99. General Fund disbursements and transfers to other funds totaled
$37.17 billion, an increase of 1.6% from the prior fiscal year.

1998-99 Fiscal Year. The State ended its 1998-99 fiscal year on March 31, 1999 in balance on a cash basis, with a General Fund cash surplus as reported by the DOB of $1.82 billion. The cash surplus was derived primarily from higher-than-projected tax collections as a result of continued economic growth, particularly in the financial markets and the securities industries. The State reported a General
Fund closing cash balance of $892 million, an increase of $254 million from the prior fiscal year.
The TSRF closing balance was $473 million, following an additional deposit of $73 million in 1998-99. The
CRF closing balance was $107 million, following a deposit of $39 million in 1998-99. The CPF, which finances legislative initiatives, closed the fiscal year with a balance of $312 million.

The closing fund balance excludes $2.31 billion that the State deposited into the tax refund reserve account at the close of 1998-99 to pay for tax refunds in 1999-2000 of which $521 million was made available as a result of the Local Government
Assistance Corporation (LGAC) financing program and was required to be on deposit as of March 31, 1999.

General Fund receipts and transfers from other funds
(net of tax refund reserve-account activity), for the 1998-99 fiscal year totaled $36.82 billion, an increase of 6.2% from 1997-98 levels. General Fund disbursements and transfers to other funds totaled
$36.57 billion for the 1998-99 fiscal year, an increase of 6.1% from 1997-98 levels.

1997-98 Fiscal Year. The State ended its 1997-98 fiscal year in balance on a cash basis, with a General Fund cash surplus as reported by DOB of approximately $2.04 billion. The cash surplus was derived primarily from-higher-than-anticipated receipts and lower spending on welfare, Medicaid, and other entitlement programs.

The General Fund had a closing balance of $638 million, an increase of $205 million from the prior fiscal year. The TSRF closing balance was $400 million, following a required deposit of $15 million
(repaying a transfer made in 1991-92) and an additional deposit of $68 million made from the 1997-
98 surplus. The CRF closing balance was $68 million, following a $27 million deposit from the surplus. The
CPF closed the fiscal year with a balance of $170 million. The General Fund closing balance did not include $2.39 billion in the tax refund reserve account, of which $521 million was made available as a result of the LGAC financing program and was required to be on deposit on March 31, 1998.

General Fund receipts and transfers from other funds
(net of tax refund reserve account activity) for the 1997-98 fiscal year totaled $34.67 billion, an annual increase of 4.9% over 1996-97. General Fund disbursements and transfers to other funds were $34.47 billion, an annual increase of 4.8%.

Debt and Other Financing Activities 2000-01

Borrowing Plan. The State's 2000-01 borrowing plan projects issuances of $367 million in general obligation bonds (including $45 million for purposes of redeeming outstanding Bond Anticipation Notes
(BANs). The State does not anticipate issuing new
BANs during the 2000-01 fiscal year. The State expects to issue up to $276 million in Certificates of Participation (COPs) to finance equipment purchases (including costs of issuance, reserve funds, and other costs) during the 2000-01 fiscal year. Of this amount, it is anticipated that approximately $76 million will be used to finance agency equipment acquisitions. Approximately $200 million is expected to finance the purchase of new welfare computer systems designed to improve case management, fraud detection and child support collection capabilities.

Borrowings by public authorities pursuant to lease-
purchase and contractual-obligation financings for
capital programs of the State are projected to total
approximately $4.54 billion, including costs of
issuance, reserve funds, and other costs, net of
anticipated refundings and other adjustments in 2000-
01. Included therein are borrowings by: (i) the
Dormitory Authority of the State of New York (DASNY)
for the State University of New York (SUNY); the City
University of New York (CUNY); health and mental
health facilities; child care facilities; biomedical
facilities; the Judicial Training Institute, school
construction (RESCUE); and university facilities
(JOBS 2000); (ii) the Thruway Authority for the
Dedicated Highway and Bridge Trust Fund and
Consolidated Highway Improvement Program; (iii) the
Urban Development Corporation (UDC) (doing business
as the Empire State Development Corporation) for
prisons, youth facilities and economic development
purposes; (iv) the Environmental Facilities
Corporation (EFC) for environmental projects; and (v)
the Housing Finance Agency (HFA) for housing
programs. These borrowings include the Community
Enhancement Facilities Assistance Program (CEFAP) for
economic development purposes. Four public
authorities (Thruway Authority, DASNY, 84 UDC and
HFA) are authorized to issue bonds under this
program. Borrowings for 2000-01 also include
Strategic Investment Program (SIP) for environmental,
historic preservation, economic development, arts and
cultural purposes. The projections of State
borrowings for the 2000-01 fiscal year are subject to
change as market conditions, interest rates and other
factors vary throughout the fiscal year.

Outstanding Debt of the State and Certain
Authorities. For purposes of analyzing the financial condition of the State, debt of the State and of certain public authorities may be classified as State-supported debt, which includes general obligation debt of the State and lease-purchase and contractual obligations of public authorities (and municipalities) where debt service is paid from State appropriations (including dedicated tax sources, and other revenues such as patient charges and dormitory facilities rentals). In addition, a broader classification, referred to as State-related debt, includes State-supported debt, as well as certain types of contingent obligations, including moral obligation financings, certain contingent contractual-obligation financing arrangements, and
State-guaranteed debt where debt service is expected to be paid from other sources and State appropriations in that they may be made and used only under certain circumstances.

State-Supported and State-Related Debt Outstanding.
The first type of State-supported debt, general obligation debt, is currently authorized for three programmatic categories: transportation, environmental and housing. As of March 31, 2000, the total amount of outstanding general obligation debt was $4.6 billion, including $45 million in BANs.

The second type of State-supported debt, lease-purchase and contractual-obligation financing arrangements with public authorities and municipalities, has been used primarily by the State to finance the State's highway and bridge program, SUNY and CUNY buildings, health and mental hygiene facilities, prison construction and rehabilitation, and various other State capital projects.

The State has utilized and expects to continue to utilize lease-purchase and contractual-obligation financing arrangements to finance its capital programs, in addition to authorized general obligation bonds. Total outstanding State-supported debt as of March 31, 2000 was $36.8 billion.

The category of State-related debt includes the State-supported debt described above, moral obligation and certain other financings and State-guaranteed debt. Total outstanding State-related debt as of March 31, 2000 was $38.6 billion.

Certain Litigation. The legal proceedings noted below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims sought against the State are substantial, generally in excess of $100 million.
These proceedings could adversely affect the financial condition of the State in the 2000-01 fiscal year or thereafter.

Among the more significant of these cases are those that involve: (i) the validity of agreements and treaties by which various Indian tribes transferred to New York title to certain land in New York; (ii) challenges to the constitutionality of certain sections of the Public Health Law, which impose a tax on the gross receipts hospitals and residential health care facilities receive from all patient care services; (iii) alleged responsibility of New York officials to assist in remedying racial segregation in the City of Yonkers; (iv) a challenge to the Governor of New York regarding the application of his constitutional line item veto authority to certain portions of budget bills; (v) a case calling for the enforcement of sales and excise taxes imposed on motor fuel and tobacco products sold to non-Indian consumers on Indian reservations; and (vi) several cases challenging provisions which alter the nursing home Medicaid reimbursement methodology.

The City of New York. The fiscal health of the State may be affected by the fiscal health of New York City
(the City), which continues to receive significant financial assistance from the State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. The State may also be affected by the ability of the City and certain entities issuing debt for the benefit of the City to market their securities successfully in the public credit markets. 85 The City has achieved balanced operating results for each of its fiscal years since 1981 as measured by the GAAP standards in force at that time. The City prepares a four-year financial plan (Financial Plan) annually and updates it periodically, and prepares a comprehensive annual financial report each October describing its most recent fiscal year.

To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. This debt is issued to finance the rehabilitation of the City's infrastructure and other capital needs and to refinance existing debt, as well as to finance seasonal needs. In City fiscal years
1997-98, 1998-99 and 1999-2000, the State
Constitutional debt limit would have prevented the City from entering into new capital contracts. To prevent disruptions in the capital program, two actions were taken to increase the City's capital financing capacity: (i) the State Legislature created the New York City Transitional Finance Authority
(TFA) in 1997, and (ii) in 1999, the City created
TSASC, Inc. a not-for-profit corporation empowered to issue tax-exempt debt backed by tobacco settlement revenues. During the 2000 legislative session, the State enacted legislation that increased the borrowing authority of the TFA by $4 billion, to $11.5 billion, which the City expects will provide sufficient financing capacity to continue its capital program over the next four fiscal years.

In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York (NYC MAC) to provide financing assistance to the City; the New York State Financial
Control Board (the Control Board) to oversee the
City's financial affairs; and the Office of the State
Deputy Comptroller for the City of New York (OSDC) to assist the Control Board in exercising its powers and responsibilities. A "control period" existed from 1975 to 1986 during which the City was subject to certain statutorily-prescribed fiscal controls. The
Control Board terminated the control period in 1986 when certain statutory conditions were met. State law requires the Control Board to reimpose a control period upon the occurrence or "substantial likelihood and imminence" of the occurrence of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

Currently, the City and its Covered Organizations
(i.e., those organizations which receive or may receive moneys from the City directly, indirectly or contingently) operate under the Financial Plan. The
City's Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in the Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforseen developments and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

Other Localities. Certain localities outside New York
City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for the State's
2000-01 fiscal year.

To help resolve persistent fiscal difficulties in Nassau County, the State enacted legislation (Chapter
84 of the Laws of 2000) creating the Nassau County
Interim Finance Authority. The Authority is empowered to issue bonds, backed solely by diverted Nassau
Country sales tax revenues, to achieve short-term budget relief and ensure credit market access for the County. The Authority may also impose financial plan requirements on Nassau County. The State has appropriated $30 million in transitional assistance to the County for State fiscal year 2000-01, and the Governor has proposed providing up to $75 million in State assistance over the next four State fiscal years. Allocation of any such assistance is contingent upon the Authority's approval of Nassau
County's financial plan.

The State has provided extraordinary financial assistance to select municipalities, primarily cities, since the 1996-97 fiscal year. Funding has essentially been continued or increased in each subsequent fiscal year. Such funding in 2000-01 totals $200.4 million. The 2000-01 Enacted Budget also increased General Purpose State Aid for local governments by $11 million to $562 million. 86 While the distribution of General Purpose State Aid for local governments was originally based on a statutory formula, in recent years both the total amount appropriated and the shares appropriated to specific localities have been determined by the Legislature. A
State commission established to study the distribution and amounts of general purpose local government aid failed to agree on any recommendations for a new formula.

Counties, cities, towns, villages and school districts have engaged in substantial short-term and long-term borrowings. In 1998, the total indebtedness of all localities in the State other than New York
City was approximately $20.3 billion. A small portion
(approximately $80 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to State enabling legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units (other than New York City) authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Twenty-three localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1998.

Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the federal government may reduce (or in some cases eliminate) federal funding of some local programs which, in turn, may require local governments to fund these expenditures from their own resources. It is also possible that the State, New York City, Nassau
County or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State.
Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

Authorities. The fiscal stability of the State is related in part to the fiscal stability of its public authorities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its public authorities default on their respective obligations, particularly those using the financing techniques referred to as State-supported or State-related debt. As of December 31, 1999, there were 17 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of all State Public
Authorities was $95 billion, only a portion of which constitutes State-supported or State-related debt.

Beginning in 1998, the Long Island Power Authority
(the LIPA) assumed responsibility for the provision of electric utility services previously provided by Long Island Lighting Company for Nassau, Suffolk and a portion of Queen Counties, as part of an estimated
$7 billion financing plan. As of the date of May
2000, LIPA has issued over $7 billion in bonds secured solely by ratepayer charges. LIPA's debt is not considered either State-supported or State-related debt.

The Metropolitan Transit Authority (the MTA) oversees the operation of subway and bus lines in New York
City by its affiliates, the New York City Transit
Authority and Manhattan and Bronx Surface Transit
Operating Authority (collectively, the TA). The MTA operates certain commuter rail and bus services in the New York Metropolitan area through MTA's subsidiaries, the Long Island Rail Road Company, the
Metro-North Commuter Railroad Company and the
Metropolitan Suburban Bus Authority. In addition, the
Staten Island Rapid Transit Operating Authority, an
MTA subsidiary, operates a rapid transit line on Staten Island. Through its affiliated agency, the Triborough Bridge and Tunnel Authority (the TBTA), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA has depended on, and will continue to depend on, operating support from the State, local governments and TBTA, including loans, grants and subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.

Since 1980, the State has enacted several taxes, including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county
Metropolitan Transportation Region served by the MTA and a special one-quarter of 1% regional sales and use tax, that provide revenue for mass transit purposes, including assistance to the MTA. Since
1987, State law has required that the proceeds of a one-quarter of 1% mortgage recording tax paid on certain mortgages in the Metropolitan Transportation
Region be deposited in a special MTA fund for operating or capital expenses. In 1993, the State dedicated a portion of certain additional State petroleum business tax receipts to fund operating or capital assistance to the MTA. For the 2000-01 State fiscal year, total State assistance to the MTA is projected to total approximately $1.35 billion.

State legislation accompanying the 2000-01 Enacted
State budget increased the aggregate bond cap for the MTA, TBTA and TA to $16.5 billion in order to finance a portion of the $17.1 billion MTA capital plan for the 2000 through 2004 calendar years (the "2000-04
Capital Program"). On May 4, 2000, the Capital
Program Review Board approved the MTA's $17.1 billion capital program for transit purposes for 2000 through 2004. The 2000-04 Capital Program is the fifth capital plan since the Legislature authorized procedures for the adoption, approval and amendment of MTA capital programs and is designed to upgrade the performance of the MTA's transportation systems by investing in new rolling stock, maintaining replacement schedules for existing assets, bringing the MTA system into a state of good repair, and making major investments in system expansion projects such as the Second Avenue Subway project and the East
Side Access project.

The currently approved 2000-04 Capital Program assumes the issuance of an estimated $8.9 billion in new money bonds. The remainder of the plan is projected to be financed with assistance from the Federal Government, the State, the City of New York, and from various other revenues generated from actions taken by the MTA. In addition, $1.6 billion in State support is projected to be financed using proceeds from State general obligation bonds under the proposed $3.8 billion Transportation
Infrastructure Bond Act of 2000, if approved by the voters in the November 2000 general election.
Further, the enacted State budget authorized the MTA to undertake a major debt restructuring initiative which will enable the MTA to refund approximately
$13.7 billion in bonds, consolidate its credit sources, and obviate the need for debt service reserves. The authorization for debt restructuring includes outstanding bonds secured by service contracts with the State.

There can be no assurance that all the necessary governmental actions for future capital programs will be taken, that funding sources currently identified will not be decreased or eliminated, that the Transportation Infrastructure Bond Act will be approved by voters or that the 2000-04 Capital
Program, or parts thereof, will not be delayed or reduced. Should the Transportation and Infrastructure
Bond Act be defeated, the State could come under pressure to provide additional funding to the MTA.
Should funding levels fall below current projections, the MTA would have to revise its 2000-04 Capital
Program accordingly. If the 2000-04 Capital Program is delayed or reduced ridership causes fare revenues to decline, the MTA's ability to meet its operating expenses without additional State assistance could be impaired.

PUERTO RICO, THE U.S. VIRGIN ISLANDS AND GUAM
Puerto Rico. Puerto Rico has a diversified economy dominated by the manufacturing and service sectors.
The North American Free Trade Agreement ("NAFTA"), which became effective January 1, 1994, has led to loss of lower wage jobs such as textiles, but economic growth in other areas, particularly tourism, construction and the high technology areas have compensated for that loss. Puerto Rico's economy has expanded in the 1990's in step with the U.S. economy.
In 1999 Puerto Rico's GNP grew at 4.2%, the highest annual rate this decade.

The Commonwealth of Puerto Rico differs from the states in its relationship with the federal government. Most federal taxes, except those such as social security taxes that are imposed by mutual consent, are not levied in Puerto Rico. Section 936 of the Code has provided a tax credit for certain qualified U.S. corporations electing "possessions corporation" status. However, in 1993, Section 936 was amended to provide for two alternative limitations on the Section 936 credit attributable to certain active business income. The first limitation was based on the economic activity of the Section 936 possessions corporation. The second limited the credit to a specified percentage of the credit allowed under prior law. In 1996, Section 936 credit was repealed except that the credit attributable to possessions source business income with respect to certain existing credit claimants was subjected to a phase out over a ten year period (subject to additional caps).

Also in 1996, a new Section 30A was added to the Code. Section 30A permits a "qualifying domestic corporation" that meets certain gross income tests to claim a credit against the federal income tax in an amount equal to the portion of the tax which is attributable to the taxable income from sources outside of the United States, from the active conduct of a trade or business in Puerto Rico or from the sale of substantially all the assets used in such a trade or business. Section 30A will be phased out by January 1, 2006. The Governor of Puerto Rico has proposed that Congress permanently extend Section 30A until the Puerto Rican economy achieves certain economic improvements. Similarly, President Clinton has proposed permanent extension of the Section 30A.
To date, however, no action has been taken.

The eventual elimination of tax benefits to those U.S. companies with operations in Puerto Rico may lead to slower growth in the future. There can be no assurance that this will not lead to a weakened economy, a lower rating on Puerto Rico's debt or lower prices for Puerto Rican bonds that may be held by the Portfolio in the long-term. The government of Puerto Rico has enacted its own tax incentive programs for both industrial and tourist activities.

Puerto Ricans have periodically considered conversion to statehood and such a vote is likely again in the future. The statehood proposal was defeated in December 1998. Puerto Rico is rated Baa1 by Moody's and A by S&P.

The U.S. Virgin Islands. The United States Virgin
Islands ("USVI") is heavily reliant on the tourism industry, with roughly 43% of non-agricultural employment in tourist-related trade and services. The tourism industry is economically sensitive and would likely be adversely affected by a recession in either the United States or Europe.

An important component of the USVI revenue base is the federal excise tax on rum exports. Tax revenues rebated by the federal government to the USVI provide the primary security of many outstanding USVI bonds.
Since more than 90% of the rum distilled in the USVI is distilled at one plant, any interruption in its operations (as occurred after Hurricane Hugo in 1989) would adversely affect these revenues. The last major hurricane to impact the USVI was Hurricane Marilyn on September 15, 1995. Consequently, there can be no assurance that rum exports to the United States and the rebate of tax revenues to the USVI will continue at their present levels. The preferential tariff treatment the USVI rum industry currently enjoys could be reduced under NAFTA. Increased competition from Mexican rum producers could reduce USVI rum imported to the U.S., decreasing excise tax revenues generated. The USVI is periodically hit by hurricanes. Several hurricanes have caused extensive damage, which has had a negative impact on revenue collections. There is currently no rated, unenhanced
Virgin Islands debt outstanding (although there is unrated debt outstanding). In addition, eventual elimination of the Section 936 tax credit for those companies with operations in USVI may lead to slower growth in the future.

Guam. The U.S. territory of Guam derives a substantial portion of its economic base from Japanese tourism. With a reduced U.S. military presence on the island, Guam has relied more heavily on tourism in the past few years. During its 1997 fiscal year, the government was able to make noticeable progress on its traditional budgetary problems operating with a balanced budget for that fiscal year. However, during 1998, the Japanese recession combined with the impact of typhoon Paka resulted in a budget deficit of $21 million. With hotels alone accounting for 8.5% of Guam's employment and Japanese tourists comprising 86% of total visitor arrivals, the Japanese recession and depreciation of the yen versus the dollar earlier this year have had a negative impact on the island's economy. Based on these factors, S&P downgraded Guam's rating to BBB-from BBB with a negative outlook on May 26, 1999.
There does seem to be some recent improvement in the Japanese economy. According to the Guam Visitors
Bureau, visitor arrivals increased in April 2000 by 11.8% over April 1999. Visits from Japan, Korea and the U.S. mainland increased 14.2%, 120.5% and 9.7%, respectively.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for each fund are made by the manager, subject to the overall review of the trust's board of trustees. Although investment decisions for each fund are made independently from those of the other accounts managed by the manager, investments of the type that a fund may make also may be made by those other accounts. When a fund and one or more other accounts managed by the manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the manager to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a fund or the size of the position obtained or disposed of by a fund. The trust has paid no brokerage commissions since its commencement of operations.

Allocation of transactions on behalf of the funds, including their frequency, to various dealers is determined by the manager in its best judgment and in a manner deemed fair and reasonable to the funds' shareholders. The primary considerations of the manager in allocating transactions are availability of the desired security and the prompt execution of orders in an effective manner at the most favorable prices. Subject to these considerations, dealers that provide supplemental investment research and statistical or other services to the manager may receive orders for portfolio transactions by a fund.
Information so received is in addition to, and not in lieu of, services required to be performed by the manager, and the fees of the manager are not reduced as a consequence of their receipt of the supplemental information. The information may be useful to the manager in serving both a fund and other clients, and conversely, supplemental information obtained by the placement of business of other clients may be useful to the manager in carrying out its obligations to a fund.

No fund will purchase U.S. government securities or Municipal Obligations during the existence of any underwriting or selling group relating to the securities, of which the Adviser is a member, except to the extent permitted by the SEC. Under certain circumstances, a fund may be at a disadvantage because of this limitation in comparison with other funds that have similar investment objectives but that are not subject to a similar limitation.

The trust has paid no brokerage commissions for portfolio transactions since its commencement of operations. Portfolio securities transactions on behalf of the fund are placed by the manager with a number of brokers and dealers, including Salomon
Smith Barney. Salomon Smith Barney has advised the fund that in transactions with the fund, Salomon
Smith Barney charges a commission rate at least as favorable as the rate that Salomon Smith Barney charges its comparable unaffiliated customers in similar transactions.

PORTFOLIO TURNOVER

While a fund's portfolio turnover rate (the lesser of purchases or sales of portfolio securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of portfolio securities) is generally not expected to exceed 100%, it has in the past exceeded 100% with respect to these funds. The rate of turnover will not be a limiting factor, however, when a fund deems it desirable to sell or purchase securities. This policy should not result in higher brokerage commissions to a fund, as purchases and sales of portfolio securities are usually effected as principal transactions. Securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality purchased at approximately the same time to take advantage of what the fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of tax-exempt securities.

The portfolio turnover rates are as follows:


Fund

Year Ended
11/30/00

Year Ended
11/30/99

California Fund

8%
29%
New York Fund

10%
23%






INVESTMENT RESTRICTIONS

The investment restrictions numbered 1 through 6 below have been adopted by the trust as fundamental policies of the funds. Under the 1940 Act, a fundamental policy may not be changed with respect to a fund without the vote of a majority of the outstanding voting securities of the fund. Majority is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a fund meeting, if the holders of more than 50% of the outstanding shares of the fund are present or represented by proxy, or (b) more than 50% of outstanding shares.
The remaining restrictions may be changed by a vote of a majority of the trust's board of trustees at any time.

Under the investment restrictions adopted by the trust with respect to the funds: No fund will

1.	Invest more than 25% of its total assets in
securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.	Borrow money, except that (a) the fund may borrow
from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities
(not including the amount borrowed), is derived from such transactions.

3.	Issue "senior securities" as defined in the 1940
Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

4.	Make loans.  This restriction does not apply to:
(a) the purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5.	Purchase or sell real estate, real estate
mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from
(a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the funds' investment objective and policies); or (d) investing in real estate investment trust securities.

6. Engage in the business of underwriting securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

7.	Purchase any securities on margin (except for such
short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except
"against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

8.	No fund will invest in oil, gas or other mineral
leases or exploration or development programs.

9.	No fund may write or sell puts, calls, straddles,
spreads or combinations of those transactions, except as permitted under the fund's investment objective and policies.

10.	No fund will purchase a security if, as a
result, the fund would then have more than 5% of its total assets invested in securities of issuers
(including predecessors) that have been in continuous operation for fewer than three years, except that this limitation will be deemed to apply to the entity supplying the revenues from which the issue is to be paid, in the case of private activity bonds purchased.

11. No fund may make investments for the purpose of exercising control of management.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

TRUSTEES OF THE TRUST AND EXECUTIVE OFFICERS OF THE
FUND

Overall responsibility for management and supervision of the fund rests with the trust's board of trustees.
The trustees approve all significant agreements between the fund and the companies that furnish services to the fund, including agreements with the fund's distributor, investment manager, custodian and transfer agent. The day-to-day operations of the fund are delegated to the fund's investment adviser and administrator, SBFM.

The trustees of the trust and executive officers of the fund, together with information as to their principal business occupations during the past five years, are shown below. The executive officers of the fund are employees of organizations that provide services to the fund. Each trustee who is an "interested person" of the fund, as defined in the 1940 Act, is indicated by an asterisk. The address of the "non-interested" trustees and executive officers of the fund is 7 World Trade Center, New
York, New York 10048, unless otherwise indicated.
Herbert Barg, Trustee (Age 77).  Private Investor.
His address is 273 Montgomery Avenue, Bala Cynwyd,
Pennsylvania 19004. Director/Trustee of sixteen investment companies associated with Citigroup, Inc.
("Citigroup")

*Alfred J. Bianchetti Trustee (Age 78).  Retired;
formerly Senior Consultant to Dean Witter Reynolds
Inc.  His address is 19 Circle End Drive, Ramsey, New
Jersey 07466. Director/Trustee of eleven investment companies associated with Citigroup.

Martin Brody Trustee (Age 79).  Consultant, HMK
Associates; Retired Vice Chairman of the Board of
Restaurant Associates Corp.  His address is c/o HMK
Associates, 30 Columbia Turnpike, Florham Park, New
Jersey 07932. Director/Trustee of twenty investment companies associated with Citigroup.

Dwight B. Crane Trustee (Age 63).  Professor, Harvard
Business School.  His address is c/o Harvard Business
School, Soldiers Field Road, Boston, Massachusetts
02163. Director/Trustee of twenty-three investment companies associated with Citigroup.

Burt N. Dorsett Trustee (Age 70). Managing Partner of Dorsett McCabe Management. Inc., an investment counseling firm; Director of Research Corporation
Technologies, Inc., a nonprofit patent clearing and licensing firm. His address is 201 East 62nd Street,
New York, New York 10021. Director/Trustee of eleven investment companies associated with Citigroup.

Elliot S. Jaffe Trustee (Age 74).  Chairman of the
Board and President of The Dress Barn, Inc. His address is 30 Dunnigan Drive, Suffern, New York
10901. Director/Trustee of eleven investment companies associated with Citigroup.

Stephen E. Kaufman Trustee (Age 69). Attorney. His address is 277 Park Avenue, New York, New York 10172.
Director/Trustee of thirteen investment companies associated with Citigroup.

Joseph J. McCann Trustee (Age 70).  Financial
Consultant; Retired Financial Executive, Ryan Homes,
Inc.  His address is 200 Oak Park Place, Pittsburgh,
Pennsylvania 15243. Director/Trustee of eleven investment companies associated with Citigroup.

*Heath B. McLendon Trustee (Age 67). Chairman of the
Board, President and Chief Executive Officer;
Managing Director of Salomon Smith Barney; President of the manager and Travelers Investment Adviser, Inc.
("TIA"); Chairman or Co-Chairman of the Board of seventy-seven investment companies associated with
Salomon Smith Barney. His address is 7 World Trade
Center, New York, New York 10048.

Cornelius C. Rose, Jr. Trustee (Age 67).  President,
Cornelius C. Rose Associates, Inc., financial consultants, and Chairman and Director of Performance
Learning Systems, an educational consultant. His address is Meadowbrook Village, Building 4, Apt 6,
West Lebanon, New Hampshire 03784. Director/Trustee of eleven investment companies associated with Citigroup.

Lewis E. Daidone (Age 43).  Managing Director of
Salomon Smith Barney; Chief Financial Officer of the
Smith Barney Mutual funds; Director and Senior Vice
President of the manager and TIA.  Senior Vice
President or Executive Vice President and Treasurer of eighty-three investment companies associated with Citigroup. His address is 125 Broad Street, New
York, New York 10004

Joseph P. Deane (Age 52) Vice President and
Investment Officer
Investment Officer of the manager; Managing Director of Salomon Smith Barney; Investment Officer of ten investment companies associated with Citigroup. His address is 7 World Trade Center, New York, New York
10048.

David T. Fare (Age 38) Vice President and Investment
Officer
Investment Officer of the manager; Vice President of Salomon Smith Barney. Investment Officer of three investment companies associated with Citigroup. His address is 7 World Trade Center, New York, New York
10048.

Paul Brook (Age 47). Controller; Director of Salomon
Smith Barney; from 1997-1998 Managing Director of AMT
Capital Services Inc.; prior to 1997, Partner with
Ernst & Young LLP. Controller or Assistant Treasurer of sixty investment companies associated with Citigroup. His address is 125 Broad Street, New York,
New York 10004.

Christina T. Sydor (Age 50).  Secretary; Managing
Director of Salomon Smith Barney; General Counsel and
Secretary of the manager and TIA. Secretary of sixty investment companies associated with Citigroup. Her address is 7 World Trade Center, New York, New York
10048.

As of March 2, 2001, the trustees and officers owned, in the aggregate, less than 1% of the outstanding shares of each of the funds. No officer, director or employee of Salomon Smith Barney or any of its affiliates receives any compensation from the trust for serving as an officer of the funds or trustee of the trust. The trust pays each trustee who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $12,000 per annum plus $1000 per in-person meeting and $100 per telephonic meeting. Each trustee emeritus who is not an officer, director or employee of Salomon Smith
Barney or its affiliates receives a fee of $5,000 per annum plus $500 per in-person meeting and $50 per telephonic meeting. All trustees are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings and for the last fiscal year the aggregate reimbursement was $9,737.


THE BALANCE OF THIS PAGE IS INTENTIONALLY LEFT BLANK.








For the fiscal year ended November 30, 2000, the trustees of the trust were paid the following compensation:




Name of Person



Aggregate
Compensat
ion
From
Trust


Total
Pension or
Retirement
Benefits
Accrued
as part of
Trust
Expenses


Compensati
on
From Trust
And Fund
Complex
Paid to
Trustees


Number of
Funds for
Which
Trustees
Serves
Within
Fund
Complex
Herbert Barg**
$15,114
$0
$116,075
16
Alfred
Bianchetti*
  15,034
  0
    58,900
11
Martin Brody**
  12,942
  0
 132,950
20
Dwight B.
Crane**
  15,114
  0
 153,175
23
Burt N.
Dorsett**
  15,114
  0
   59,500
11
Elliot S.
Jaffe**
  14,976
  0
  58,700
11
Stephen E.
Kaufman**
  15,114
  0
 114,000
13
Joseph J.
McCann**
  15,114
  0
  59,500
11
Heath B.
McLendon *
-
-
-
77
Cornelius C.
Rose, Jr.**
  15,114
  0
  59,500
11

*	Designates an "interested" trustee.
**	Designates member of Audit Committee.

Upon attainment of age 80, fund trustees are required to change to emeritus status. Trustees Emeritus are entitled to serve in emeritus status for a maximum of 10 years. Trustees Emeritus may attend meetings but have no voting rights.

The following table contains a list of shareholders of record or who beneficially owned at least 5% of the outstanding shares of a particular class of shares of a fund of the Company as of March 2, 2001.

INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
CLASS L PERCENTAGE OF SHARES

Monty Finefrock and
Paula Finefrock JTWROS
8 Skyline Drive
Woodside, CA  94062
Owned 59,910.798 shares (9.01%)

Donald B. McCaw and
Camilla B. McCaw
Camilla B McCaw Rev Trust
DTD 6/23/93
42 Forbes Avenue
San Anselino, , CA  94960
Owned 40,00.488 shares (6.02%)

Donald B. McCaw and
Camilla B. McCaw
Camilla B McCaw Rev Trust
DTD 6/23/93
42 Forbes Avenue
San Anselino, , CA  94960
Owned 38,635.159 shares (5.81%)

INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Adviser and Administrator - SBFM (Manager)

SBFM serves as investment adviser to each fund pursuant to an investment advisory agreement (the
"Investment Advisory Agreement") with the trust which was approved by the board of trustees, including a majority of trustees who are not "interested persons" of the trust or the manager. The manager is a wholly owned subsidiary of Salomon Smith Barney Holdings
Inc. ("Holdings"), which in turn, is a wholly owned subsidiary of Citigroup. Subject to the supervision and direction of the trust's board of trustees, the manager manages each fund's portfolio in accordance with the fund's stated investment objective and policies, makes investment decisions for the fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the fund. The manager pays the salary of any officer and employee who is employed by both it and the Trust. The manager bears all expenses in connection with the performance of its services.

As compensation for investment advisory services, each fund pays the manager a fee computed daily and paid monthly at the annual rate of 0.30% of the fund's average daily net assets.

The funds paid the manager investment advisory fees, and the investment manager waived fees and reimbursed expenses as follows:


For the fiscal year ended






November 30, 1998

November 30, 1999

November 30, 2000



Fund


Fees
Paid
Fees
Waived and
Expenses
Reimbursed


Fees
Paid
Fees
Waived
and
Expenses
Reimburse
d
Fees
Paid
Fees
Waived and
Expenses
Reimbursed
California
Fund
$
47,759
$
46,438
$
63,168
$
46,738
$109,2
91
$   43,717
New York
Fund
98,264
 63,179

132,335
56,912

176,41
9

49,397

SBFM also serves as administrator to the New York and California Funds pursuant to a written agreement (the
"Administration Agreement"), which was approved by the trustees of the trust, including a majority of trustees who are not "interested persons" of the trust or the administrator. The administrator pays the salary of any officer and employee who is employed by both it and the trust and bears all expenses in connection with the performance of its services.

As administrator, the manager: (a) assists in supervising all aspects of the funds' operations except those performed by the funds' investment manager under its investment advisory agreement; (b) supplies the fund with office facilities (which may be in the manager's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of (i) the net asset value of shares of the fund, (ii) applicable contingent deferred sales charges ("deferred sales charge") and similar fees and charges and (iii) distribution fees, internal auditing and legal services, internal executive and administrative services, and stationary and office supplies; and (c) prepares reports to shareholders of the fund, tax returns and reports to and filings with the Securities and Exchange
Commission ("SEC") and state blue sky authorities.

As compensation for administrative services rendered to each fund, the administrator receives a fee computed daily and paid monthly at the annual rate of 0.20% of each fund's average daily net assets. The funds paid the administrator administration fees and the administrator waived fees and reimbursed expenses as follows:


For the fiscal year ended






November 30, 1998

November 30, 1999

November 30, 2000



Fund


Fees
Paid
Fees
Waived
and
Expenses
Reimburse
d


Fees
Paid
Fees
Waived and
Expenses
Reimbursed
Fees
Paid
Fees Waived
and
Expenses
Reimbursed
California
Fund
$
31,840
$
30,958
$
42,112
$   31,159
$72,8
61
$  29,144
New York Fund
65,508
42,120
88,224

37,941
117,6
13
    32,932

The trust bears expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of trustees who are not officers, directors, shareholders or employees of Salomon Smith Barney or the manager, SEC fees and state blue sky qualification fees; charges of custodians;
transfer and dividend disbursing agent fees; certain insurance premiums; outside auditing and legal expenses; costs of maintaining corporate existence;
costs of investor services (including allocated telephone and personnel expenses); costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and shareholder meetings; and meetings of the officers or board of trustees of the trust.

Auditors

KPMG LLP, independent auditors, 757 Third Avenue, New
York, New York 10017, has been selected as the fund's independent auditor to examine and report on the fund's financial statements for the fiscal year ending November 30, 2001.

Counsel

Willkie Farr & Gallagher, 787 Seventh Avenue, New
York, New York 10019, serves as counsel to the fund.

Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New
York, New York, 10038, serves as counsel to the directors who are not "interested persons" of the fund.

Custodian, Transfer Agent and Sub-Transfer Agent

PFPC Trust Company ("custodian") located at 8800
Tinicum Boulevard, Philadelphia, Pennsylvania, 19153, serves as the custodian of the fund. Under its custody agreement with the fund, the custodian holds the fund's securities and keeps all necessary accounts and records. For its services, the custodian receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transactions charges.
The assets of the fund are held under bank custodianship in compliance with the 1940 Act.

Citi Fiduciary Trust Company (the "transfer agent"), located at 125 Broad Street, New York, New York
10004, serves as the fund's transfer and dividend-paying agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund, distributes dividends and distributions payable by the fund and produces statements with respect to account activity for the fund and its shareholders. For these services, the transfer agent receives fees from the fund computed on the basis of the number of shareholder accounts that the transfer agent maintains for the fund during the month and is reimbursed for out-of-pocket expenses.

PFPC Global Fund Services ("PFPC" or "sub-transfer agent"), located at Exchange Place, Boston, Massachusetts 02109, serves as the trust's sub-transfer agent. Under the transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the trust, handles certain communications between shareholders and the trust and distributes dividends and distributions payable by the trust. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the trust during the month, and is reimbursed for out-of-pocket expenses.

Code of Ethics. Pursuant to Rule 17j-1 of the 1940
Act, the fund, its investment adviser and principal underwriter has adopted a code of ethics that permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the code and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility. A copy of the fund's Code of Ethics is on file with the SEC.

Distributor

Effective June 5, 2000, Salomon Smith Barney, Inc., located at 388 Greenwich Street, New York, New York
10013 serves as the fund's distributor pursuant to a written agreement dated June 5, 2000 (the
"Distribution Agreement") which was approved by the fund's board of trustees, including a majority of the independent trustees, on April 17, 2000 and July 12,
2000. Prior to and up to June 5, 2000, CFBDS, Inc.
("CFBDS") served as the fund's Distributor.





Commissions on Class A Shares.   For the period
October 8, 1998 through November 30, 1998, and fiscal years ended November 30, 1999 and 200, the aggregate dollar amounts of commissions on Class A shares, are as follows:

Class A

Name of Fund
10/08/98
through
11/30/98*
Fiscal year
ended
11/30/99**
Fiscal year
ended
11/30/00***

California Fund
$ 65,000
$  76,500
$  32,000
New York Fund
  59,000
   107,100
    42,000

* The following amounts were paid to Salomon Smith
Barney: $58,500 and $53,100 with regard to the California Fund and the New York Fund, respectively.
**The following amounts were paid to Salomon Smith
Barney: $68,860 and $96,390 with regard to the California Fund and the New York
Fund, respectively.
 ***The following amounts were paid to Salomon Smith
Barney: $28,800 and $37,800 with regard to the California Fund and the New York
Fund, respectively, of which a portion was paid to CFBDS.

Commissions on Class L Shares.  For the period
October 8, 1998 through November 30, 1998 and for the fiscal years ended November 30, 1999 and 2000, the aggregate dollar amounts of commission on Class L shares are as follows:

Class L
(On June 12, 1998, Class C shares were
renamed Class L Shares)*

Name of Fund
10/08/98
through
11/30/98*
Fiscal year
ended
11/30/99**
Fiscal year
ended
11/30/00***
California Fund
$ 65,000
$   8,000
$    3,000
New York Fund
   59,000
    16,000
    15,000


* The following amounts were paid to Salomon Smith
Barney: $58,500 and $53,100 with regard to the California Fund and the New York Fund, respectively.
**The following amounts were paid to Salomon Smith
Barney: $7,200 and $14,400 with regard to the California Fund and the New York
Fund, respectively.
***The following amounts were paid to Salomon Smith
Barney: $2,700 and $13,500 with regard to the California Fund and the New York
Fund, respectively, of which a portion was paid to CFBDS.

Deferred Sales Charges on Class A and L Shares. For the 1998, 1999 and 2000 fiscal years, the following deferred sales charges were paid to Salomon Smith
Barney on redemptions of the funds' shares:

Class A

Name of Fund
Fiscal Year
Ended
11/30/98
Fiscal Year
Ended 11/30/99
Fiscal Year
Ended 11/30/00
California Fund
$0
$0
$0
New York Fund
3,000
 0
0



Class L
(On June 12, 1998, Class C shares were
renamed Class L Shares)

Name of Fund
Fiscal Year
Ended
11/30/98
Fiscal Year
Ended 11/30/99
Fiscal Year
Ended 11/30/00
California Fund
$1,000
$  2,000
$0
New York Fund
 4,000
    3,000
  0

When payment is made by the investor before the settlement date, unless otherwise requested in writing by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Smith Barney may benefit from the temporary use of the funds. The trust's board of trustees has been advised of the benefits to Salomon
Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Advisory,
Administration and Distribution Agreements for continuance.

California Fund

For the fiscal year ended November 30, 2000, Salomon
Smith Barney incurred distribution expenses totaling
$18,035 consisting of $1,188 for advertising, $75 for printing of prospectuses, $7,762 for support services, $8,897 to Salomon Smith Barney Financial
Consultants, and $113 in accruals for interest on the excess of Salomon Smith Barney expenses incurred in distribution of the funds' shares over the sum of the distribution fees and deferred sales charge received by Salomon Smith Barney from the fund.

New York Fund

For the fiscal year ended November 30, 2000, Salomon
Smith Barney incurred distribution expenses totaling approximately $31,751 consisting of $2,131 for advertising, $65 for printing of prospectuses, $14,407 for support services, $14,884 to Salomon
Smith Barney Financial Consultants, and $264 in accruals for interest on the excess of Salomon Smith
Barney expenses incurred in distribution of the funds' shares over the sum of the distribution fees and deferred sales charge received by Salomon Smith
Barney from the fund.

Distribution Arrangements for the New York and
California Fund

To compensate Salomon Smith Barney for the services it provides and for the expense it bears, the trust has adopted a services and distribution plan (the
"Plan") pursuant to Rule 12b-1 under the 1940 Act.
Under the Plan, both the New York and California Fund pays Salomon Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.15% of the value of the fund's average daily net assets attributable to the fund's Class A and Class L shares. In addition, each fund pays Salomon Smith
Barney a distribution fee with respect to the Class L shares primarily intended to compensate Smith Barney for its initial expense of paying its Financial
Consultants a commission upon sales of those shares.
The Class L distribution fee is calculated at the annual rate of 0.20% of the value of each fund's average net assets attributable to the shares of the Class. The following service and distribution fees were incurred during the periods indicated:

DISTRIBUTION  PLAN FEES




California Fund:

Year Ended
11/30/00

Year Ended
11/30/99

Year Ended
11/30/98

Class A
$46,4
62
$46,319
$39,97
3
Class L
17,9
78
19,055
15,564
New York Fund:



Class A
81,3
41
86,840
76,471
Class L
16,0
28
18,162
9,917

PURCHASE OF SHARES
Sales Charge Alternatives

The following classes of shares are available for purchase. See the prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:




Amount of
Investment

Sales Charge as
a %
Of Transaction

Sales Charge as
a %
Of Amount
Invested
Dealers'
Reallowance as %
Of Offering Price
Less than
$500,000
   2.00%
   2.04%
   1.80%
$500,000 and over
*
*
*

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is payable to Salomon Smith Barney, which compensates Salomon Smith Barney Financial
Consultants and other dealers whose clients make purchases of $500,000 or more. The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class L shares is waived. See "Purchase of Shares-Deferred
Sales Charge Provisions" and "Purchase of Shares-
Waivers of Deferred Sales Charge."

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the fund as defined in the Securities Act of 1933, as amended (the "1933 Act"). The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" on page 52. Until June 22, 2001 purchases of Class L shares by investors who were holders of Class C shares of the fund on June 12, 1998 will not be subject to the 1% initial sales charge.

Class Y Shares. Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000 (except purchases of Class Y shares by Smith Barney Allocation Series Inc., for which there is no minimum purchase amount).

General

Investors may purchase shares from a Service Agent.
In addition, certain investors may purchase shares directly from the fund. When purchasing shares of the fund, investors must specify whether the purchase is for Class A, Class L or Class Y shares. Your
Service Agent may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the sub-transfer agent are not subject to a maintenance fee.

Investors in Class A and Class L shares may open an account in the fund by making an initial investment of at least $1,000 for each account, in the fund.
Investors in Class Y shares may open an account by making an initial investment of $15,000,000.
Subsequent investments of at least $50 may be made for all Classes. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A and Class L shares and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required for Class A and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a Unit
Investment Trust ("UIT") sponsored by Salomon Smith
Barney, and Directors/Trustees of any of the Smith
Barney mutual funds, and their spouses and children.
The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the sub-transfer agent.
Share certificates are issued only upon a shareholder's written request to the sub-transfer agent. It is not recommended that the fund be used as a vehicle for Keogh, IRA or other qualified retirement plans.

Purchase orders received by the fund or a Service
Agent prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the ''trade date''). Orders received by a Service Agent prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Service Agent purchasing through Salomon Smith
Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic
Investment Plan.  Under the Systematic Investment
Plan, Salomon Smith Barney or the sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or the sub-transfer agent. The Systematic Investment
Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Service Agent.
Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to
(i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney mutual funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase;
(b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Service Agent (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith
Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and
(iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another Smith Barney mutual fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the m, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) investments of distributions from or proceeds from a sale of a UIT sponsored by Salomon Smith Barney; and (g) purchases by investors participating in a Salomon Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the fund may be purchased by ''any person'' (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of other Smith Barney mutual funds that are offered with a sales charge as currently listed under ''Exchange Privilege'' then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares.  A Letter of
Intent for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the ''Amount of Investment'' as referred to in the preceding sales charge table includes
(i) all Class A shares of the fund and other Smith
Barney mutual funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the options of the investor, up to 90 days before such date. Please contact a Service Agent or the transfer agent to obtain a Letter of Intent application.

Letter of Intent - Class Y Shares.  A Letter of
Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares (except purchases of Class Y shares by Smith
Barney Allocation Series Inc., for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of $15,000,000 of Class Y shares of the fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.15%) and expenses applicable to the fund's Class
A shares, which may include a deferred sales charge of 1.00%. Please contact a Service Agent or the transfer agent for further information.

Deferred Sales Charge Provisions

''Deferred Sales Charge Shares'' are: (a) Class L shares; and (b) Class A shares that were purchased without an initial sales charge but are subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge
Shares that are redeemed will not be subject to a deferred sales charge to the extent the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class L shares and Class A shares that are Deferred Sales Charge Shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are Deferred
Sales Charge Shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase. In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month.

In determining the applicability of any deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date the shares exchanged were initially acquired in one of the other Smith Barney mutual funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For
Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon Smith Barney. To provide an example, assume an investor purchased 100
Class B shares of the fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired
5 additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

The deferred sales charge will be waived on: (a) exchanges (see ''Exchange Privilege''); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see
''Automatic Cash Withdrawal Plan'') (however, automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) involuntary redemptions; and (e) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney mutual funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Volume Discounts

The schedule of sales charges on Class A shares described in the prospectus applies to purchases made by any "purchaser," which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for their own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; and (d) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended) purchasing shares of the fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should contact a Service Agent.



Determination of Public Offering Price

Each fund offers its shares to the public on a continuous basis. The public offering price for a Class A and Class Y share of the fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class L share (and Class
A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A deferred sales charge, however, is imposed on certain redemptions of Class L shares, and Class A shares when purchased in amounts exceeding
$500,000. The method of computation of the public offering price is shown in each fund's financial statements, incorporated by reference in their entirety into this SAI.

REDEMPTION OF SHARES

The right of redemption of shares of either fund may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund's investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the fund's shareholders.

If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the transfer agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith
Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith
Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds.
Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days or more.

Distribution in Kind

If the board of trustees of the trust determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, a fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal
Plan") is available to shareholders of any fund who own shares of the fund with a value of at least
$10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least
$50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment.
Any applicable deferred sales charge will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable deferred sales charge will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences). To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a fund, continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal Plan in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders of a fund who wish to participate in the Withdrawal Plan and who hold their shares of the fund in certificate form must deposit their share certificates with the sub-transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund involved. A shareholder who purchases shares directly through the sub-transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal.
For additional information, shareholders should contact a Service Agent or the sub-transfer agent.

VALUATION OF SHARES

The net asset value per share of each fund's Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's
Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving and Christmas, and on the preceding
Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.
Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the trust in valuing its assets.

In carrying out valuation policies adopted by the trust's board of trustees for the New York Fund and California Fund, the administrator, may consult with an independent pricing service (the "Pricing
Service") retained by the trust. Debt securities of domestic issuers (other than U.S. government securities and short-term investments), including
Municipal Obligations, are valued by the manager after consultation with the Pricing Service. U.S.
government securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the trust's board of trustees. With respect to other securities held by the fund, when, in the judgment of the Pricing Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices and asked prices. Investments for which no readily obtainable market quotations are available, in the judgment of the Pricing Service, are carried at fair value as determined by the Pricing Service. The procedures of the Pricing
Service are reviewed periodically by the officers of the trust under the general supervision and responsibility of the board of trustees.

EXCHANGE PRIVILEGE

Except as noted below, shareholders of any of the Smith Barney mutual funds may exchange all or part of their shares for shares of the same Class of other
Smith Barney mutual funds, on the basis of relative net asset value per share at the time of exchange as follows:

A.	Class A shares of the fund may be
exchanged without a sales charge for Class A shares of any of the Smith Barney mutual funds.

B.	Class L shares of any fund may be
exchanged without a sales charge. For purposes of deferred sales charge applicability, Class L shares of the fund exchanged for Class L shares of another Smith Barney mutual fund will be deemed to have been owned since the date the shares being exchanged were deemed to be purchased.

The exchange privilege enables shareholders in any Smith Barney mutual fund to acquire shares of the same Class in a fund with different investment objectives when they believe a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered.
Prospectuses may be obtained from a Service Agent.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable deferred sales charge, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

Additional Information Regarding the Exchange
Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to either the fund's performance or its shareholders. The manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the fund's other shareholders. In this event, each fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least
15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney mutual funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

Additional Information Regarding Telephone Redemption and Exchange Program.

Neither the funds nor their agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The funds nor their agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). Each fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven days prior notice to shareholders.

PERFORMANCE DATA

From time to time, the trust may quote a fund's yield or total return in advertisements or in reports and other communications to shareholders. The trust may include comparative performance information in advertising or marketing each fund's shares. Such performance information may be included in the following industry and financial publications-
Barron's, Business Week, CDA Investment Technologies,
Inc., Changing Times, Forbes, Fortune, Institutional
Investor, Investor's Business Daily, Money,
Morningstar Mutual Fund Values, The New York Times,
USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of a fund describes the expenses or performance of any Class it will also disclose such information for the other
Classes.





Yield and Equivalent Taxable Yield

A fund's 30-day yield described in the Prospectuses is calculated according to a formula prescribed by the SEC, expressed as follows:

					Yield = 2[(A - B + 1)6 -
1]

Where:	a  =	Dividends and
interest earned during the period
			b  =	Expenses accrued for
the period (net of
reimbursements)
				c  =	The average daily
number of shares
outstanding during the
period that were
entitled to receive
dividends
				d  =	The maximum offering
price per share on the
last day of the period
For the purpose of determining the interest earned
(variable "a" in the formula) on debt obligations that were purchased by a fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.
A fund's "equivalent taxable 30-day yield" for a Class is computed by dividing that portion of the Class' 30-day yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Class' yield that is not tax-exempt.
The yield on municipal securities is dependent upon a variety of factors, including general economic and monetary conditions, conditions of the municipal securities market, size of a particular offering, maturity of the obligation offered and rating of the issue. Investors should recognize that, in periods of declining interest rates, a fund's yield for each Class of shares will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a fund's yield for each Class of shares will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the fund's portfolio, thereby reducing the current yield of the fund. In periods of rising interest rates, the opposite can be expected to occur.
The New York Fund's yield for Class A and Class L shares for the 30-day period ended November 30, 2000 was 4.15% and 4.01%, respectively. The equivalent taxable yield for Class A and Class L shares for that same period was 8.45% and 8.16%, respectively, assuming the payment of Federal income taxes at a rate of 39.6% and New York taxes at a rate of 11.31%.

The California Fund's yield for Class A, Class L and
Class Y shares for the 30-day period ended November
30, 2000 was 4.04%, 3.94% and 4.22%, respectively.
The equivalent taxable yield for Class A, Class L and Class Y shares for that same period was 7.90%, 7.71% and 8.25%, respectively, assuming the payment of Federal income taxes at a rate of 39.6% and California taxes at a rate of 9.3%.

Average Annual Total Return

A fund's "average annual total return," as described below, is computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1 + T)n = ERV

		Where:	P	= 	a
hypothetical initial payment of $1,000.

			T	= 	average annual
total return.

			n	= 	number of years.

			ERV	=	Ending Redeemable
Value of a
hypothetical
$1,000 investment
made at the
beginning of a 1-
, 5- or 10-year
period at the end
of a 1-, 5- or
10-year period
(or fractional
portion thereof),
assuming
reinvestment of
all dividends and
distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A fund's net investment income changes in response to fluctuations in interest rates and the expenses of the fund.

California Fund
Average Annual Total Return for
the fiscal year eneded November
30, 2000



Class of Shares

1-Year

5-Year

10-
Year
Since
Incept
ion1
Class A2

4.53%
 4.33%
N/A
 5.48%
Class L3
 4.29%
 4.34%
N/A
 6.01%
Class Y4
 6.82%
 4.95%
N/A
 5.30%
___________________

1       Class A commenced operations on December
31, 1991, Class L commenced operations on November
8, 1994, and
                Class Y commenced operations on
September 8, 1995.
	2	The average annual total return figure assumes
that the maximum 2.00% sales charge has been
deducted from the investment at the time of
purchase.  If the maximum sales charge had not
been deducted, the average annual total return
for Class A shares for the same period would
have been 6.64%, 4.74% and 5.72% for one year,
five years and since inception of the fund,
respectively.
	3	The average annual total return figure assumes
that the maximum applicable initial and
deferred sales charges have been deducted from
the investment at the time of redemption.  If
the maximum initial and deferred sales charge
had not been deducted, the average annual total
return for Class L shares for the same period
would have been 6.42%, 4.55% and 6.18% for one
year, five years and since inception of the
fund, respectively.
4      Class Y shares do not incur initial sales
charges nor deferred sales charges.




New York Fund 1
Average Annual Total Return for
the fiscal year ended November
30, 2000



Class of Shares

1-Year

5-Year

10-
Year
Since
incept
ion2
Class A3
 4.89%
4.33%
N/A
 5.53%
Class L4
 4.95%
4.31%
N/A
 5.72%
___________________

	1	There is no information for Class Y shares
because no Class Y shares were outstanding for
the periods shown.
	2	Class A commenced operations on December 31,
1991.  Class L commenced operations on December
5, 1994.
	3	The average annual total return figure assumes
that the maximum 2.00% sales charge has been deducted from the investment at the time of purchase. If the maximum sales charge had not been deducted, the average annual total return for Class A shares for the same period would have been 7.04%, 4.74% and 5.77% for one year, five years and since inception of the fund, respectively.
4 The average annual total return figure assumes that the maximum applicable initial and deferred sales charges have been deducted from the investment at the time of redemption. If the maximum initial and deferred sales charges had not been deducted, the average annual total return for Class L shares for the same period would have been 6.97%, 4.53% and 5.90% for one year, five years and since inception of the fund, respectively.


Aggregate Total Return

The fund's "aggregate total return," as described below, represents the cumulative change in the value of an investment in the fund for the specified period and is computed by the following formula:
ERV - P
P

	Where: 	P 	=	a hypothetical initial
payment of $10,000.

				ERV	=	Ending Redeemable Value
of a hypothetical
$10,000 investment made
at the beginning of the
1-, 5- or 10-year
period at the end of
the 1-, 5- or 10-year
period (or fractional
portion thereof),
assuming reinvestment
of all dividends and
distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.

California Fund

Aggregate Annual Total Return for
the fiscal year ended November 30,
2000



Class of Shares
1-Year
5-Year
10-
Year
Since
incepti
on1
Class A2
 4.53%
23.61%
N/A
60.94%
Class L3
 4.29%
23.64%
N/A
42.44%
Class Y4
 6.82%
27.32%
N/A
31.04%
_______________________
1	Class A commenced operations on December 31,
1991, Class L commenced operations on November
8, 1994, and  Class Y commenced operations on
September 8, 1995.
	2	The average annual total return figure assumes
that the maximum 2.00% sales charge has been
deducted from the investment at the time of
purchase.  If the maximum sales charge had not
been deducted, the average annual total return
for Class A shares for the same period would
have been 6.64%, 26.07% and 64.20% for one
year, five years and since inception of the
fund, respectively.
	3	The average annual total return figure assumes
that the maximum applicable initial and
deferred sales charges have been deducted from
the investment at the time of redemption.  If
the maximum initial and deferred sales charges
had not been deducted, the average annual total
return for Class L shares for the same period
would have been 6.42%, 24.94% and 43.91% for
one year, five years and since inception of the
fund, respectively.
	4	Class Y shares do not incur initial sales
charges nor deferred sales charges.

New York Fund 1

Aggregate Annual Total Return for
the fiscal year ended November 30,
2000



Class of Shares

1-Year

5-Year

10-
Year
Since
inceptio
n2
Class A3
4.89%
23.59%
N/A
61.68%
Class L4
4.95%
23.51%
N/A
39.64%
Class Y
N/A
N/A
N/A
N/A
_______________________

	1	There is no information for Class Y shares
because no Class  Y shares were outstanding for
the periods shown.
	2	Class A commenced operations on December 31,
1991.  Class L commenced operations on December
5, 1994.
	3	The average annual total return figure assumes
that the maximum 2.00% sales charge has been
deducted from the investment at the time of
purchase.  If the maximum sales charge had not
been deducted, the average annual total return
for Class A shares for the same period would
have been 7.04%, 26.07% and 64.95% for one
year, five years and since inception of the
fund, respectively.
	4	The average annual total return figure assumes
that the maximum applicable initial and
deferred sales charges have been deducted from the investment at the time of redemption. If the maximum initial and deferred sales charges had not been deducted, the average annual total return for Class L shares for the same period would have been 6.97%, 24.82% and 41.06% for one year, five years and since inception of the fund, respectively.


It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance.
Each Class' net investment income changes in response to fluctuations in interest rates and the expenses of the fund. Performance will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to the Class.
Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future.
Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. Each fund's policy is to declare and pay exempt-interest dividends monthly.
Dividends from net realized capital gains, if any, will be distributed annually. Each fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and capital gains in order to avoid a federal excise tax liability. If a shareholder does not otherwise instruct, exempt-interest dividends and capital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, with no additional sales charge or deferred sales charge. A shareholder may change the option at any time by notifying his Service Agent.

The per-share amounts of the exempt-interest dividends on Class L shares may be lower than on Class A and Class Y shares, mainly as a result of the distribution fees applicable to Class L shares.
Similarly, the per-share amounts of exempt-interest dividends on Class A shares may be lower than on Class A shares, as a result of the service fee attributable to Class A shares. Capital gain distributions, if any, will be the same for all Classes of a fund's shares (A, L and Y).

Taxes

The following is a summary of the material United
States federal income tax considerations regarding the purchase, ownership and disposition of shares of a fund. Each prospective shareholder is urged to consult his or her tax adviser with respect to the specific federal, state and local consequences of investing in each fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, both of which are subject to change.

The Funds and Their Investments

As described in the each fund's Prospectus, each fund is designed to provide shareholders with current income that is excluded from gross income for federal income tax purposes and is exempt from California or New York State and New York City personal income taxes, as applicable. Neither fund is intended to constitute a balanced investment program and and neither fund is designed for investors seeking capital gains or maximum tax-exempt income irrespective of fluctuations in principal.
Investment in each fund would not be suitable for tax-exempt institutions, qualified retirement plans,
H.R. 10 plans and individual retirement accounts because such investors would not gain any additional tax benefit from the receipt of tax-exempt income.

Each fund intends to continue to qualify as a regulated investment company during each taxable year under the Code. To so qualify, each fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income
(including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the fund's taxable year, (i) at least 50% of the market value of the fund's assets is represented by cash, securities of other regulated investment companies, United
States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

As a regulated investment company, each fund will not be subject to United States federal income tax on its net investment income (i.e., taxabale income other than its net realized long-term and short-term capital gains) and on its net realized long-term and short-term capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least 90% of its investment company taxable income
(i.e., 90% of the sum of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses
(including any capital loss carryovers), plus or minus certain other adjustments as specified in the
Code) and its net tax-exempt income for the taxable year is distributed to its shareholders in compliance with the Code's timing and other requirements but will be subject to tax at regular corporate rates on any taxable income or gain that it does not distribute.


On November 30, 2000, the unused capital loss carryovers, of the funds were approximately as follows: California Fund, $1,427,000 and New York
Fund $2,052,000. For federal income tax purposes, these amounts are available to be applied against future capital gains of the fund that has the carryovers, if any, that are realized prior to the expiration of the applicable carryover. The carryovers expire as follows:

FUND
November
30,



(in thousands)
2002
2003
2004
2005
2006
2007
2008
California
$657
$269
--
--
--
$216
$285
New York

856

337
76
--
--
 454
 329

The Code imposes a 4% nondeductible excise tax on each fund to the extent it does not distribute by the end of any calendar year at least 98% of its income for that year and at least 98% of its net capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or net capital gains retained by a fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

If, in any taxable year, a fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by each fund in computing its taxable income. In addition, in the event of a failure to qualify, a fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits would constitute dividends
(eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as tax-exempt interest.
If a fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, a fund may be required to recognize any net built-in gains with respect to certain of its assets
(i.e. the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the fund had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

Each fund's transactions in municipal bond index and interest rate futures contracts and options on these futures contracts (collectively "section 1256 contracts") will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by each fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to each fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require each fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause each fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it engages in these transactions in order to mitigate the effect of these rules and prevent disqualification of a fund as a regulated investment company.

All section 1256 contracts held by each fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in each fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by each fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by each fund.

Taxation of Shareholders

Because each fund will distribute exempt-interest dividends, interest on indebtedness incurred by a shareholder to purchase or carry fund shares is not deductible for federal income tax purposes. In addition, the interest on any such indebtedness is not deductible by a shareholder of the California
Fund for California personal income tax purposes, nor by a New York Fund shareholder for New York State,
New York City and the City of Yonkers personal income tax purposes. If a shareholder receives exempt-interest dividends with respect to any share and if such share is held by the shareholder for six months or less, then, for federal income tax purposes, any loss on the sale or exchange of such share may, to the extent of exempt-interest dividends, be disallowed. In addition, the Code may require a shareholder, if he or she receives exempt-interest dividends, to treat as federal taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments.
Furthermore, that portion of any exempt-interest dividend paid by each fund which represents income derived from "private activity bonds" held by such fund may not retain its federal tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds or a "related person" thereof. Moreover, some or all of each fund's dividends may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. In addition, the receipt of each fund's dividends and distributions may affect a foreign corporate shareholder's federal "branch profits" tax liability and the federal or California
"excess net passive income" tax liability of a shareholder of a Subchapter S corporation.
Shareholders should consult their own tax advisors to determine whether they are (a) substantial users with respect to a facility or related to such users within the meaning of the Code or (b) subject to a federal alternative minimum tax, the federal branch profits tax or the federal "excess net passive income" tax.

Neither of the funds does expect to realize a significant amount of capital gains. Net realized short-term capital gains are taxable to a United
States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-long-term capital gains, if any, that a fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of that fund.

Shareholders receiving dividends or distributions in the form of additional shares should have a cost basis in the shares received equal to the amount of money that the shareholders receiving cash dividends or distributions will receive.

Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less (to the extent not disallowed pursuant to the six-month rule described above relating to exempt-interest dividends) will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.

If a shareholder incurs a sales charge in acquiring shares of a fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain or loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis in the newly acquired shares.
Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. Each fund may be required to withhold, for United States federal income tax purposes, 31% of taxable dividends and distributions and redemption proceeds payable to shareholders who fail to provide such fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding.
Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

Notices. Shareholders will be notified annually by the fund as to the United States federal income tax and California or New York State and New York City personal income tax status of the dividends and distributions made by the fund to its shareholders.
These statements also will designate the amount of exempt-interest dividends that is a preference item for purposes of the federal individual and corporate alternative minimum taxes. The dollar amount of dividends excluded or exempt from federal income taxation and California or New York State and New
York City personal income taxation and the dollar amount of dividends subject to federal income taxation and California or New York State and New
York City personal income taxation, if any, will vary for each shareholder depending upon the size and duration of such shareholder's investment in a fund.
To the extent each fund earns taxable net investment income, it intends to designate as taxable dividends the same percentage of each day's dividend as its taxable net investment income bears to its total net investment income earned on that day.

The foregoing is only a summary of certain material tax consequences affecting each fund and its shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in each fund.

ADDITIONAL INFORMATION

The trust was organized on October 17, 1991 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." The trust offers shares of beneficial interest of seven separate funds with a par value of $.001 per share. The funds may offer shares of beneficial interest currently classified into five Classes - A, B, L ,Y and Z. Each Class of the fund represents an identical interest in the fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges; if any, for each class;
(c) the distribution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single
Class; (f) the exchange privilege of each Class; and
(g) the conversion feature of the Class B shares.
The trust's board of trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

Under Massachusetts's law, shareholders could, under certain circumstances, be held personally liable for the obligations of each fund. The Master Trust
Agreement disclaims shareholder liability for acts or obligations of the fund, however, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by each fund or a trustee. The Master Trust Agreement provides for indemnification from fund property for all losses and expenses of any shareholder held personally liable for the obligations of each fund.
Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which each fund itself would be unable to meet its obligations, a possibility which management of the fund believes is remote. Upon payment of any liability incurred by each fund, a shareholder paying such liability will be entitled to reimbursement from the general assets of each fund.
The trustees intend to conduct the operation of each fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of each fund.

The Master Trust Agreement of the funds permits the trustees of the funds to issue an unlimited number of full and fractional shares of a single class and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the fund. Each share in each of the funds represents an equal proportional interest in each respective fund with each other share. Shareholders of each fund are entitled upon its liquidation to share pro rata in its net assets available for distribution. No shareholder of each fund has any preemptive or conversion rights. Shares of each fund are fully paid and non-assessable.

Pursuant to the Master Trust Agreement, each fund's trustees may authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances).

Each fund does not hold annual shareholder meetings.
There normally will be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees.
Shareholders of record of no less than two-thirds of the outstanding shares of the trust may remove a trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the trust's outstanding shares and the trust will assist shareholders in calling such a meeting as required by the 1940 Act.

When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class.
Generally, shares of each fund will be voted on a fund-wide basis on all matters except matters affecting only the interests of one Class, in which case only shares of the affected Class would be entitled to vote.

The trust was organized as an unincorporated
Massachusetts business trust on October 17, 1991 under the name Shearson Lehman Brothers Intermediate-
Term Trust. On October 14, 1994 and August 16, 1995, the Trust's name was changed to Smith Barney Income
Trust and Smith Barney Investment Trust, respectively.

Annual and Semi-Annual Reports. Each fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by each fund at the end of the period covered. In an effort to reduce the funds' printing and mailing costs, each fund consolidates the mailing of its semi-annual and annual reports by household.
This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, each fund also consolidates the mailing of its prospectus so that a shareholder having multiple accounts will receive a single Prospectus annually.
Shareholders who do not want this consolidation to apply to their accounts should contact their Service
Agent or the transfer agent.

FINANCIAL STATEMENTS

Each fund's annual report for the fiscal year ended
November 30, 2000 is incorporated herein by reference in its entirety. The annual report was filed on February 9, 2001, Accession Number 50130-01-704.

OTHER INFORMATION

In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney mutual funds average 21 years in the industry and 15 years with the firm.

Smith Barney mutual funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

Style Pure Series - Our Style Pure Series funds stay fully invested within their asset class and investment style, enabling investors to make asset allocation decisions in conjunction with their Service Agent.

Classic Investor Series - Our Classic Investor Series funds offer a range of equity and fixed income strategies that seek to capture opportunities across asset classes and investment styles using disciplined investment approaches.

The Smith Barney Allocation Series - As a fund of funds, investors can select a Smith Barney Allocation
Series Portfolio that may help their investment needs. As needs change, investors can easily choose another long-term, diversified investment from our Allocation Series family.

Special Discipline Series - Our Special Discipline
Series funds are designed for investors who are looking beyond more traditional market categories:
from natural resources to a roster of state-specific municipal funds.

APPENDIX

RATINGS ON DEBT OBLIGATIONS

BOND (AND NOTES) RATINGS

Moody's Investors Service, Inc.

	Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

	A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

	Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

	B - Bonds which are rated B generally lack characteristics of the desirable investment.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

	Ca - Bonds which are rated Ca represent
obligations which are speculative in a high degree.
Such issues are often in default or have other marked shortcomings.

	C - Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
	Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's

	AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

	AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

	A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

	BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

	BB, B, CCC, CC, C - Debt rated `BB', `B', `CCC',
`CC' or `C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. `BB' indicates the lowest degree of speculation and `C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

	Plus (+) or Minus (-): The ratings from `AA' to
`B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

	Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

	L - The letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the
Federal Deposit Insurance Corp.

	+ - Continuance of the rating is contingent upon S&P's receipt of closing documentation confirming investments and cash flow.

	* - Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement.

	NR - Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Fitch IBCA, Inc.

	AAA - Bonds rated AAA by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.

	AA - Bonds rated AA by Fitch have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitment.
This capacity is not significantly vulnerable to foreseeable events.

	A - Bonds rated A by Fitch are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.

	BBB - Bonds rated BBB by Fitch currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

	BB - Bonds rated BB by Fitch carry the
possibility of credit risk developing, particularly as the result of adverse economic change over time.
Business or financial alternatives may, however, be available to allow financial commitments to be met.
Securities rated in this category are not considered by Fitch to be investment grade.

	B - Bonds rated B by Fitch carry significant credit risk, however, a limited margin of safety remains. Although financial commitments are currently being met, capacity for continued payment depends upon a sustained, favorable business and economic environment.

	CCC, CC, C - Default on bonds rated CCC,CC, and C by Fitch is a real possibility. The capacity to meet financial commitments depends solely on a sustained, favorable business and economic environment. Default of some kind on bonds rated CC appears probable, a C rating indicates imminent default.

	Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs however, are not used in the AAA category.
COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

	Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection;
broad margins in earnings coverage of fixed financial changes and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

	Issuers rated "Prime-2" (or related supporting institutions) have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's

	A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

	A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch IBCA, Inc.

	Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

	The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet financial commitment in a timely manner.

	Fitch's short-term ratings are as follows:

	F1+ - Issues assigned this rating are regarded as having the strongest capacity for timely payments of financial commitments. The "+" denotes an exceptionally strong credit feature.

	F1 - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.

	F2 - Issues assigned this rating have a
satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

	F3 - The capacity for the timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non investment grade.

The Thomson BankWatch ("TBW")

	TBW-1 - Indicates a very high degree of
likelihood that principal and interest will be paid on a timely basis.

	TBW-2 - While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.







SMITH BARNEY
INVESTMENT TRUST




Intermediate Maturity
California Municipal Fund

Intermediate Maturity
New York Municipal Fund















March 30, 2001



SMITH BARNEY INVESTMENT TRUST
7 World Trade Center
New York, NY 10048

								SALOMON SMITH
BARNEY
								A Member of
Citigroup





47





March 30, 2001

STATEMENT OF ADDITIONAL INFORMATION

SMITH BARNEY INVESTMENT TRUST

Smith Barney Large Capitalization Growth Fund

7 World Trade Center
New York, New York 10048
(800) 451-2010


This Statement of Additional Information ("SAI") is meant to be read in conjunction with the prospectus of the Smith
Barney Large Capitalization Growth Fund (the "fund") dated
March 30, 2001, as amended or supplemented from time to time (the "prospectus"), and is incorporated by reference in its entirety into the prospectus. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders which are incorporated herein by reference. The prospectus and copies of the reports may be obtained free of charge by contacting a Salomon Smith Barney Financial Consultant, a PFS
Investment Registered Representative, a broker-dealer, financial intermediary, financial institution or a distributor's financial consultants (each called a "Service
Agent"), or by writing or calling Salomon Smith Barney Inc.
("Salomon Smith Barney") at the address or telephone number above. The fund is a separate investment series of Smith
Barney Investment Trust (the "trust").

TABLE OF CONTENTS

 Investment Objective and Management Policies	 2
 Investment  Restrictions......	.......13
 Trustees of the Trust and Executive Officers of the Fund	13
 Investment Management and Other Services	18
 Portfolio Transactions...	...................23
 Portfolio Turnover...................25
 Purchase of Shares 	.............................................26
 Redemption of Shares	36
 Valuation of Shares	39
 Exchange Privilege	40
 Performance Data	....................41
 Dividends, Distributions and Taxes	45
 Additional Information	51
 Financial Statements 	.......................52
 Other Information ......................   52

</R

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The prospectus discusses the fund's investment objective and policies. This section contains supplemental information concerning the types of securities and other instruments in which the fund may invest, the investment policies and portfolio strategies the fund may utilize and certain risks associated with these investments, policies and strategies. Smith Barney Fund Management LLC (previously known as SSB Citi Fund Management LLC)("SBFM" or the "manager") serves as investment manager to the fund.

The fund normally invests at least 65% of its total assets in equity securities of large capitalization companies that are dominant in their industries, global in scope and have a long- term history of performance. The fund does have the flexibility, however, to invest the balance in companies with other market capitalizations. The fund defines large market capitalization companies as those with market capitalization of $5 billion or more at the time of the fund's investment. Companies whose capitalizations falls below this level after purchase will continue to be considered large capitalization companies for purposes of the 65% policy.

Under normal market conditions, the majority of the fund's portfolio will consist of common stock, but it also may contain money market instruments for cash management purposes. The fund reserves the right, as a defensive measure, to hold money market securities, including repurchase agreements or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant.

Equity Securities.  The fund will normally invest at least
65% of its assets in equity securities, including primarily common stocks and, to a lesser extent, securities convertible into common stock and rights to subscribe for common stock. Common stocks represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

When-Issued Securities,Delayed-Delivery and Forward
Commitment Transactions. The fund may purchase securities on a "when-issued" basis, for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield) or on a forward commitment basis. The fund does not intend to engage in these transactions for speculative purposes, but only in furtherance of its investment goal. These transactions occur when securities are purchased or sold by the fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the fund at the time of entering into the transaction.
The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Because of fluctuations in the value of securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers.
When the fund agrees to purchase when-issued or delayed-delivery securities, the fund will set aside cash or liquid securities equal to the amount of the commitment in a segregated account on the fund's books. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the fund's commitment. The assets contained in the segregated account will be marked-to-market daily. It may be expected that the fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Foreign Securities. The fund may invest in securities of foreign issuers directly or in the form of American
Depository Receipts ("ADRs"), European Depository Receipts
("EDRs") or similar securities representing interests in the common stock of foreign issuers. Management intends to limit the fund's investment in these types of securities to 10% of the fund's net assets. ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S.
securities markets and EDRs are designed for use in European securities markets. The underlying securities are not always denominated in the same currency as the ADRs or EDRs. Although investment in the form of ADRs or EDRs facilitates trading in foreign securities, it does not mitigate the risks associated with investing in foreign securities.

Investments in foreign securities incur higher costs than investments in U.S. securities, including higher costs in making securities transactions as well as foreign government taxes which may reduce the investment return of the fund. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about individual companies, less market liquidity and political instability.

Economic and Monetary Union (EMU).  As part of EMU, on
January 1, 1999 11 European countries adopted a single common currency -- the Euro; however, budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A
European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU may create new economic opportunities for investors, such as easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. However, EMU and the introduction of the Euro present unique risks and uncertainties for investors in EMU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions; (iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the funds' portfolios;
(iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies; and (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the fund.



Money Market Instruments. The fund may invest for temporary defensive purposes in corporate and government bonds and notes and money market instruments. Money market instruments include: obligations issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. government securities");
certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions;
high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments.
Certificates of deposit ("CDs") are short-term, negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.
Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Repurchase Agreements. The fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). The fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least
102% of the repurchase price plus accrued interest.
Default by or bankruptcy of a seller would expose the fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which the fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the fund's manager. The manager will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price (including accrued interest). In addition, the manager will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price
(including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The manager will mark-to-market daily the value of the securities.
Repurchase agreements are considered to be loans by the fund under the Investment Company Act of 1940, as amended
(the "1940 Act").
Lending of Portfolio Securities. Consistent with applicable regulatory requirements, the fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board.
The fund will not lend portfolio securities to affiliates of the manager unless they have applied for and received specific authority to do so from the Securities and Exchange Commission ("SEC"). Loans of portfolio securities will be collateralized by cash, letters of credit or U.S.
government securities, which are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the fund. From time to time, the fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the fund and that is acting as a "finder."
By lending its securities, the fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Although the generation of income is not the primary investment goal of the fund, income received could be used to pay the fund's expenses and would increase an investor's total return. The fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the fund must receive at least 102% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the fund must be able to terminate the loan at any time; (iv) the fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the fund may pay only reasonable custodian fees in connection with the loan; and
(vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan.
Illiquid Securities. The fund may invest up to an aggregate amount of 10% of its net assets in illiquid securities, which term includes securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Options, Futures and Currency Strategies. The fund may use forward currency contracts and certain options and futures strategies to attempt to hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with the fund. There can be no assurance that such efforts will succeed.

In order to assure that the fund will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange
Act, regulations of the Commodity Futures Trading
Commission ("CFTC") require that the fund enter into transactions in futures contracts and options on futures only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided the aggregate initial margin and premiums on such non-hedging positions do not exceed 5% of the liquidation value of the fund's assets. To attempt to hedge against adverse movements in exchange rates between currencies, the fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date.
Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions.
For example, when the manager anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which the currency exchange transaction related to the purchase or sale will be made ("transaction hedging"). Further, when the manager believes a particular currency may decline compared to the U.S. dollar or another currency, the fund may enter into a forward contract to sell the currency the manager expects to decline in an amount approximating the value of some or all of the fund's securities denominated in that currency, or when the manager believes one currency may decline against a currency in which some or all of the portfolio securities held by the fund are denominated, it may enter into a forward contract to buy the currency expected to decline for a fixed amount ("position hedging"). In this situation, the fund may, in the alternative, enter into a forward contract to sell a different currency for a fixed amount of the currency expected to decline where the investment manager believes the value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the value of the currency in which portfolio securities of the fund are denominated ("cross hedging"). The fund places (i) cash, (ii) U.S. Government securities or (iii) equity securities or debt securities
(of any grade) in certain currencies provided such assets are liquid, unencumbered and marked to market daily, or other high-quality debt securities denominated in certain currencies in a separate account of the fund having a value equal to the aggregate amount of the fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the securities placed in a separate account declines, additional cash or securities are placed in the account on a daily basis so that the value of the amount will equal the amount of the fund's commitments with respect to such contracts.

For hedging purposes, the fund may write covered call options and purchase put and call options on currencies to hedge against movements in exchange rates and on debt securities to hedge against the risk of fluctuations in the prices of securities held by the fund or which the manager intends to include in its portfolio. The fund also may use interest rate futures contracts and options thereon to hedge against changes in the general level in interest rates.

The fund may write call options on securities and currencies only if they are covered, and such options must remain covered so long as the fund is obligated as a writer. A call option written by the fund is "covered" if the fund owns the securities or currency underlying the option or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or for additional cash consideration held in a segregated account on the fund's books) upon conversion or exchange of other securities or currencies held in its portfolio. A call option is also covered if the fund holds on a share-for-share basis a call on the same security or holds a call on the same currency as the call written where the exercise price of the call held is equal to less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the fund in cash, Treasury bills or other high-grade, short-term obligations in a segregated account on the fund's books.

The fund may purchase put and call options in anticipation of declines in the value of portfolio securities or increases in the value of securities to be acquired. If the expected changes occur, the fund may be able to offset the resulting adverse effect on its portfolio, in whole or in part, through the options purchased. The risk assumed by the fund in connection with such transactions is limited to the amount of the premium and related transaction costs associated with the option, although the fund may lose such amounts if the prices of securities underlying the options do not move in the direction or to the extent anticipated.

Although the portfolio may not use forward currency contracts, options and futures, the use of any of these strategies would involve certain investment risks and transaction costs. These risks include: dependence on the manager's ability to predict movements in the prices of individual debt securities, fluctuations in the general fixed-income markets and movements in interest rates and currency markets, imperfect correlation between movements in the price of currency, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the fund invests; lack of assurance that a liquid market will exist for any particular option, futures contract or option thereon at any particular time.

Over-the-counter options in which the fund may invest differ from exchange traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The fund may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options.

Options on Securities. As discussed more generally above, the fund may engage in writing covered call options. The fund may also purchase put options and enter into closing transactions. The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forgoes the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected).
Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums the fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by the fund will normally have expiration dates between one and six months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities when the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively.

The fund may write (a) in-the-money call options when the manager expects the price of the underlying security to remain flat or decline moderately during the option period,
(b) at-the-money call options when the manager expects the price of the underlying security to remain flat or advance moderately during the option period and (c) out-of-the-money call options when the manager expects that the price of the security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options are used in equivalent transactions.

So long as the obligation of the fund as the writer of an option continues, the fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the fund effects a closing purchase transaction. The fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.
To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options
Clearing Corporation ("Clearing Corporation") or similar clearing corporation and the securities exchange on which the option is written.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. The fund expects to write options only on national securities exchanges or in the over-the-counter market. The fund may purchase put options issued by the Clearing Corporation or in the over-the-counter market.

The fund may realize a profit or loss upon entering into a closing transaction. In cases in which the fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the fund has purchased an option and engages in a closing sale transaction, whether it recognizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the fund initially paid for the original option plus the related transaction costs.

Although the fund generally will purchase or write only those options for which the manager believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing
Corporation and national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the fund and other clients of the manager and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions.

In the case of options written by the fund that are deemed covered by virtue of the fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the fund has written options may exceed the time within which the fund must make delivery in accordance with an exercise notice. In these instances, the fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the fund will not bear any market risk because the fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Although the manager will attempt to take appropriate measures to minimize the risks relating to the fund's writing of call options and purchasing of put and call options, there can be no assurance that the fund will succeed in its option-writing program.

Stock Index Options. As described generally above, the fund may purchase put and call options and write call options on domestic stock indexes listed on domestic exchanges in order to realize its investment objective of capital appreciation or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index or the
Canadian Market Portfolio Index, or a narrower market index such as the Standard & Poor's 100. Indexes also are based on an industry or market segment such as the American Stock
Exchange Oil and Gas Index or the Computer and Business
Equipment Index.

Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash
"exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.
The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the fund correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock.
Accordingly, successful use by the fund of options on stock indexes will be subject to the manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures Contracts and Options on Futures Contracts. As described generally above, the fund may invest in stock index futures contracts and options on futures contracts traded on a domestic exchange or board of trade. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The primary purpose of entering into a futures contract by the fund is to protect the fund from fluctuations in the value of securities without actually buying or selling the securities. The fund may enter into futures contracts and options on futures to seek higher investment returns when a futures contract is priced more attractively than stocks comprising a benchmark index, to facilitate trading or to reduce transaction costs. The fund will enter into futures contracts and options only on futures contracts that are traded on a domestic exchange and board of trade. Assets committed to futures contracts will be segregated on the fund's books to the extent required by law.

The purpose of entering into a futures contract by the fund is to protect the fund from fluctuations in the value of securities without actually buying or selling the securities. For example, in the case of stock index futures contracts, if the fund anticipates an increase in the price of stocks it intends to purchase at a later time, the fund could enter into contracts to purchase the stock index
(known as taking a "long" position) as a temporary substitute for the purchase of stocks. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts increases and thereby serves as a hedge against the fund's not participating in a market advance. The fund then may close out the futures contracts by entering into offsetting futures contracts to sell the stock index (known as taking a "short" position) as it purchases individual stocks. The fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities. But by using futures contracts as an investment tool to reduce risk, given the greater liquidity in the futures market, it may be possible to accomplish the same result more easily and more quickly.

No consideration will be paid or received by the fund upon the purchase or sale of a futures contract. Initially, the fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the fund, upon termination of the futures contract, assuming all contractual obligations have been satisfied.
Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." In addition, when the fund enters into a long position in a futures contract or an option on a futures contract, it must deposit into a segregated account with the fund's custodian an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in the fund's commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, the fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's existing position in the contract.

There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by the fund is subject to the ability of the manager to predict correctly movements in the stock market or in the direction of interest rates. These predictions involve skills and techniques that may be different from those involved in the management of investments in securities. In addition, there can be no assurance that there will be a perfect correlation between movements in the price of the securities underlying the futures contract and movements in the price of the securities that are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in market behavior or interest rates.

Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. In addition, although the fund intends to enter into futures contracts only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts at any particular time.
Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the fund would be required to make daily cash payments of variation margin; in such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

Index-Related Securities ("Equity Equivalents"). The fund may invest in certain types of securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an index. Such Equity
Equivalents include among others DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), SPDRs or Standard &
Poor's Depositary Receipts (interests in a portfolio of securities that seeks to track the performance of the S&P
500 Index), WEBS or World Equity Benchmark Shares
(interests in a portfolio of securities that seeks to track the performance of a benchmark index of a particular foreign country's stocks), and the Nasdaq-100 Trust
(interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indexes as well as the securities that make up those indexes. For example, if the securities comprising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.

Equity Equivalents may be used for several purposes, including, to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns where an Equity
Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying a Fund's assets across a broad range of equity securities.
To the extent the fund invests in securities of other investment companies, fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operation. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, then, shareholders of the fund that invests in Equity Equivalents may pay higher operational costs than if they owned the underlying investment companies directly. Additionally, the fund's investments in such investment companies are subject to limitations under the 1940 Act and market availability.
The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company.
Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting an Equity Equivalent could adversely affect the liquidity and value of the shares of the Fund investing in such instruments.

THE BALANCE OF THIS PAGE IS INTENTIONALLY LEFT BLANK.







INVESTMENT RESTRICTIONS

The investment restrictions numbered 1 through 7 below and the fund's investment objective have been adopted by the trust as fundamental policies of the fund. Under the 1940
Act, a fundamental policy may not be changed with respect to a fund without the vote of a majority of the outstanding voting securities of the fund. Majority is defined in the 1940 Act, as the lesser of (a) 67% or more of the shares present at a fund meeting, if the holders of more than 50% of the outstanding shares of the fund are present or represented by proxy, or (b) more than 50% of outstanding shares. The remaining restrictions may be changed by a vote of a majority of the trust's board of trustees at any time.

Under the investment restrictions adopted by the trust with respect to the fund: the fund will not

1.  	Invest in a manner that would cause it to fail to be
a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

2.  	Invest more than 25% of its total assets in
securities, the issuers of which conduct their business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

3.  	Borrow money, except that (a) the fund may borrow
from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 331/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities
(not including the amount borrowed), is derived from such transactions.

4.  	Issue "senior securities" as defined in the 1940 Act
and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder

5.  	Make loans.  This restriction does not apply to: (a)
the purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

6.  	Purchase or sell real estate, real estate mortgages,
commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held;
(c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the fund's investment objective and policies); or (d) investing in real estate investment trust securities.

7.  	Engage in the business of underwriting securities
issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

8.  	Purchase any securities on margin (except for such
short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

9.  	Invest in oil, gas or other mineral leases or
exploration or development programs.

10.  	Write or sell puts, calls, straddles, spreads or
combinations of those transactions, except as permitted under the fund's investment objective and policies.

11.  	Purchase a security if, as a result, the fund would
then have more than 5% of its total assets invested in securities of issuers (including predecessors) that have been in continuous operation for fewer than three years.

12.  	Make investments for the purpose of exercising
control of management.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

TRUSTEES OF THE TRUST AND EXECUTIVE OFFICERS OF THE FUND

The names of the trustees of the trust and executive officers of the fund, together with information as to their principal business occupations, are set forth below. The executive officers of the fund are employees of organizations that provide services to the fund. Each trustee who is an "interested person" of the trust, as defined in the 1940 Act, is indicated by an asterisk. The address of the "non-interested" trustees and the executive officers of the fund is 7 World Trade Center, New York, New
York 10048, unless otherwise indicated.

Herbert Barg, Trustee (Age 77). Private Investor. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania
19004. Director/Trustee of sixteen investment companies associated with Citigroup, Inc. ("Citigroup")

*Alfred J. Bianchetti Trustee (Age 78).  Retired; formerly
Senior Consultant to Dean Witter Reynolds Inc. His address is 19 Circle End Drive, Ramsey, New Jersey 07466.
Director/Trustee of eleven investment companies associated with Citigroup.

Martin Brody Trustee (Age 79).  Consultant, HMK Associates;
Retired Vice Chairman of the Board of Restaurant Associates
Corp.  His address is c/o HMK Associates, 30 Columbia
Turnpike, Florham Park, New Jersey 07932. Director/Trustee of twenty investment companies associated with Citigroup.

Dwight B. Crane Trustee (Age 63).  Professor, Harvard
Business School.  His address is c/o Harvard Business
School, Soldiers Field Road, Boston, Massachusetts 02163.
Director/Trustee of twenty-three investment companies associated with Citigroup.

Burt N. Dorsett Trustee (Age 70).  Managing Partner of
Dorsett McCabe Management. Inc., an investment counseling firm; Director of Research Corporation Technologies, Inc., a nonprofit patent clearing and licensing firm. His address is 201 East 62nd Street, New York, New York 10021.
Director/Trustee of eleven investment companies associated with Citigroup.

Elliot S. Jaffe Trustee (Age 74). Chairman of the Board and President of The Dress Barn, Inc. His address is 30
Dunnigan Drive, Suffern, New York 10901. Director/Trustee of eleven investment companies associated with Citigroup.

Stephen E. Kaufman Trustee (Age 69). Attorney. His address is 277 Park Avenue, New York, New York 10172.
Director/Trustee of thirteen investment companies associated with Citigroup.

Joseph J. McCann Trustee (Age 70).  Financial Consultant;
Retired Financial Executive, Ryan Homes, Inc. His address is 200 Oak Park Place, Pittsburgh, Pennsylvania 15243.
Director/Trustee of eleven investment companies associated with Citigroup.

*Heath B. McLendon Trustee (Age 67). Chairman of the Board,
President and Chief Executive Officer; Managing Director of
Salomon Smith Barney; President of the manager and Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-
Chairman of the Board of seventy-seven investment companies associated with Salomon Smith Barney. His address is 7 World Trade Center, New York, New York 10048.

Cornelius C. Rose, Jr. Trustee (Age 67).  President,
Cornelius C. Rose Associates, Inc., financial consultants, and Chairman and Director of Performance Learning Systems, an educational consultant. His address is Meadowbrook
Village, Building 4, Apt 6, West Lebanon, New Hampshire
03784. Director/Trustee of eleven investment companies associated with Citigroup.

Lewis E. Daidone (Age 43).  Senior Vice President and
Treasurer; Managing Director of Salomon Smith Barney; Chief
Financial Officer of the Smith Barney mutual funds;
Treasurer and Senior Vice President or Executive Vice
President of eighty-three investment companies associated with Citigroup; Director and Senior Vice President of the manager and TIA. His address is 125 Broad Street, New
York, New York  10004.

Alan Blake (Age 51). Vice President and Investment Officer;
Managing Director of Salomon Smith Barney; Investment
Officer of two investment companies associated with
Citigroup; Investment Officer of the manager.   His address
is 7 World Trade Center, New York, New York  10048

Paul Brook (Age 47). Controller; Director of Salomon Smith
Barney; Controller or Assistant Treasurer of sixty
investment companies associated with Citigroup; from 1997-
1998 Managing Director of AMT Capital Services Inc.; prior
to 1997 Partner with Ernst & Young LLP.  His address is 125
Broad Street, New York, New York  10004

Christina T. Sydor (Age 50) Secretary; Managing Director of
Salomon Smith Barney; Secretary of sixty investment companies associated with Citigroup; General Counsel and Secretary of the manager and TIA. Her address is 7 World
Trade Center, New York, New York  10048.

As of March 2, 2001, the trustees and officers owned, in the aggregate, less than 1% of the outstanding shares of the fund. No officer, director or employee of Salomon Smith
Barney or any of its affiliates receives any compensation from the trust for serving as an officer of the funds or trustee of the trust. The trust pays each trustee who is not an officer, director or employee of Salomon Smith
Barney or any of its affiliates a fee of $12,000 per annum plus $1000 per in-person meeting and $100 per telephonic meeting. Each trustee emeritus who is not an officer, director or employee of Salomon Smith Barney or its affiliates receives a fee of $5,000 per annum plus $500 per in-person meeting and $50 per telephonic meeting. All trustees are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings, and for the most recent calendar year the aggregate reimbursement was $9,737.

For the fiscal year ended November 30, 2000, the Trustees of the trust were paid the following compensation:




Name of Person



Aggregate
Compensat
ion
From
Trust

Total
Pension or
Retirement
Benefits
Accrued
As part of
Trust
Expenses

Compensation
From Trust
and Fund
Complex
Paid to
Trustees+

Number of
Funds for
Which Trustee
Serves
Within
Fund Complex


Herbert Barg**
Alfred
Bianchetti*
Martin Brody**
Dwight B.
Crane**
Burt N.
Dorsett**
Elliot S.
Jaffe**
Stephen E.
Kaufman**
Joseph J.
McCann**
Heath B.
McLendon*
Cornelius C.
Rose, Jr.**

$ 15,114
  15,034
   12,942
   15,114
   15,114
   14,976
   15,114
   15,114
-----
   15,114

$0
0
0
0
0
0
0
0
0
0

$116,075
    58,900
  132,950
  153,175
   59,500
   58,700
  114,000
   59,500
------
  59,500

16
11
20
23
11
11
13
11
87
11

+	For calendar year ended December 31, 2000.
* 	Designated an "interested" trustee.
**	Designates member of Audit Committee.

	Upon attainment of age 80, fund trustees are required to change to emeritus status. Trustees emeritus are entitled to serve in emeritus status for a maximum of 10 years. A trustee emeritus may attend meetings but has no voting rights.



The following table contains a list of shareholders of record or who beneficially owned at least 5% of the outstanding shares of a particular class of shares of the fund as of March 2, 2001.

CLASS Y - PERCENTAGE OF SHARES

Smith Barney Allocation Series, Inc.
Allocation High Growth Portfolio
PNC Bank NA
Attn: Sheila Heacock
8800 Tinicum Blvd., 3 Fl., Suite 200
Philadelphia, PA 19153-3111
Owned 3,567,912.448 shares (41.16%)

Smith Barney Allocation Series, Inc.
Allocation Growth Portfolio
PNC Bank NA
Attn: Sheila Heacock
8800 Tinicum Blvd., 3 Fl., Suite 200
Philadelphia, PA 19153-3111
Owned 1,969,425,539 shares (22.72%)

Smith Barney Illinois College Program
Equity
PNC Bank NA
Attn: Sheila Heacock
8800 Tinicum Blvd., 3 Fl., Suite 200
Philadelphia, PA 19153-3111
Owned 755,792,588 shares (8.71%)

Smith Barney Allocation Series, Inc.
Select High Growth Portfolio
PNC Bank NA
Attn: Sheila Heacock
8800 Tinicum Blvd., 3 Fl., Suite 200
Philadelphia, PA 19153-3111
Owned 753,442.944 shares (8.69%)

Smith Barney Allocation Series, Inc.
Select Growth Portfolio
PNC Bank NA
Attn: Sheila Heacock
8800 Tinicum Blvd., 3 Fl., Suite 200
Philadelphia, PA 19153-3111
Owned 562,292.328 shares (6.48%)

CLASS Z - PERCENTAGE OF SHARES

State Street Bank & Trust CUST
The Travelers Group 401(k)
Savings Plan
Attn: Rick Vest
225 Franklin Street
Boston, MA 02101
Owned 4,918,913.923 shares (88.12%)

Savings Incentive Plan for Citibank NA
State Street Bank & Trust Co.
As Subtrustee U/A/D 10/97
106 Rosemont Rd.
Westwood, MA  02090
Owned 637,338.679 shares (11.41%)


INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Manager - SBFM

SBFM serves as investment manager to the fund pursuant to an investment management agreement (the "Investment Management Agreement") with the trust which was approved by the board of trustees, including a majority of trustees who are not "interested persons" of the trust or the manager. The manager is a wholly owned subsidiary of Salomon Smith
Barney Holdings Inc. ("Holdings"), which in turn, is a wholly owned subsidiary of Citigroup. Subject to the supervision and direction of the trust's board of trustees, the manager manages the fund's portfolio in accordance with the fund's stated investment objective and policies, makes investment decisions for the fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the fund. The manager pays the salary of any officer and employee who is employed by both it and the trust. The manager bears all expenses in connection with the performance of its services. The manager also: (a) assists in supervising all aspects of the fund's operations; (b) supplies the fund with office facilities (which may be in the managers' own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of (i) the net asset value of shares of the fund, (ii) applicable contingent deferred sales charges ("deferred sales charge") and similar fees and charges and (iii) distribution fees, internal auditing and legal services, internal executive and administrative services, and stationary and office supplies; and (c) prepares reports to shareholders of the fund, tax returns and reports to and filings with the SEC and state blue sky authorities.

As compensation for investment management services, the fund pays the manager a fee computed daily and paid monthly at the annual rate of 0.75% of the fund's average daily net assets. The management fees paid by the fund in fiscal years ended November 30, 2000, November 30, 1999 and
November 30, 1998 were $30,508,726, $18,933,051, and
$5,558,989, respectively.

Auditors

KPMG LLP, independent auditors, 757 Third Avenue, New York,
New York 10017, has been selected as the fund's independent auditor to examine and report on the fund's financial statements for the fiscal year ending November 30, 2001.

Counsel

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New
York 10019, serves as counsel to the fund.

Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York,
New York 10038, serves as counsel to the directors who are not "interested persons" of the fund.

Custodian, Transfer Agent and Sub-Transfer Agents

PFPC Trust Company ("custodian"), located at 8800 Tinicum
Boulevard, Philadelphia, Pennsylvania, 19153 serves as the custodian of the fund. Under its custody agreement with the fund, the custodian holds the fund's securities and keeps all necessary accounts and records. For its services, the custodian receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transactions charges. The assets of the fund are held under bank custodianship in compliance with the 1940 Act.

Citi Fiduciary Trust Company (the "transfer agent"), located at 125 Broad Street, New York, New York 10004, serves as the fund's transfer and dividend-paying agent.
Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund, distributes dividends and distributions payable by the fund and produces statements with respect to account activity for the fund and its shareholders. For these services, the transfer agent receives fees from the fund computed on the basis of the number of shareholder accounts that the transfer agent maintains for the fund during the month and is reimbursed for out-of-pocket expenses.

PFPC Global Fund Services ("PFPC" or "sub-transfer agent"), located at Exchange Place, Boston, Massachusetts 02109, serves as a sub-transfer agent. Under the transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the trust, handles certain communications between shareholders and the trust and distributes dividends and distributions payable by the trust. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the trust during the month, and is reimbursed for out-of-pocket expenses.

The fund has engaged the services of PFS Shareholder
Services, located at 3100 Breckinridge Blvd., Bldg 200,
Duluth, Georgia 30099-0062, as the sub-transfer agent for PFS Accounts.

Code of Ethics. Pursuant to Rule 17j-1 of the 1940 Act, the fund, its manager and principal underwriter have adopted a code of ethics that permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the code and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility. A copy of the fund's Code of Ethics is on file with the SEC.

Distributor

Effective June 5, 2000, Salomon Smith Barney, Inc., located
at 388 Greenwich Street, New York, New York 10013 and PFS
serve as the fund's co-distributors pursuant to a written
agreement dated June 5, 2000 (the "Distribution Agreement")
which was approved by the fund's board of trustees,
including a majority of the independent trustees, on April
17, 2000.   Prior to and up to June 5, 2000, CFBDS, Inc.
served as the fund's distributor.
The distributor may be deemed to be an underwriter for purposes of the Securities Act of 1933 (the "1933 Act").
From time to time, the distributor, or PFS or its affiliates may also pay for certain non-cash sales incentives provided to PFS Investments Registered
Representatives. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, PFS may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to PFS Investments Registered
Representatives that sell shares of the fund.
The distributor has entered into a selling agreement with PFS and PFS has entered into an agreement with PFSI giving
PFSI the right to sell shares of each portfolio of the fund on behalf of the distributor. The distributor's obligation is an agency or "best efforts" arrangement under which the distributor is required to take and pay only for such shares of each portfolio as may be sold to the public. The distributor is not obligated to sell any stated number of shares. The distribution agreement is renewable from year to year if approved (a) by the directors or by a vote of a majority of the fund's outstanding voting securities, and
(b) by the affirmative vote of a majority of directors who are not parties to the distribution agreement or interested persons of any party by votes cast in person at a meeting called for such purpose. The distribution agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 60 days' written notice.

For the period December 1, 1997 through October 7, 1998 the
aggregate dollar amount of commissions on Class A shares
was $319,000, all of which was paid to Salomon Smith
Barney.  For the period October 8, 1998 through November
30, 1998 the aggregate dollar amount of commissions on
Class A shares was $2,596,000,  $2,336,400 of which was
paid to Salomon Smith Barney. For the fiscal year ended
November 30, 1999, the aggregate dollar amount of
commissions on Class A shares was $5,565,000, $5,008,500 of
which was paid to Salomon Smith Barney and $556,500 was
paid to CFBDS, Inc.   For the fiscal year ended November
30, 2000, the aggregate dollar amount of commissions on Class A shares was $4,715,000, of which a portion was paid to Salomon Smith Barney and CFBDS. For the fiscal year ended November 30, 2000, the aggregate dollar amount of commissions paid to PFS on Class A shares was $8.

For the period June 12, 1998 through October 7, 1998 the aggregate dollar amount of commissions on Class L shares was $161,000, all of which was paid to Salomon Smith
Barney. For the period October 8, 1998 through November 30,
1998 the aggregate dollar amount of commissions on Class L shares was $664,000, $597,600 of which was paid to Salomon
Smith Barney. For the fiscal year ended November 30, 1999, the aggregate dollar amount of commissions on Class L shares was $3,693,000, $3,323,700 of which was paid to Salomon Smith Barney and $369,300 was paid to CFBDS, Inc.
For the fiscal year ended November 30, 2000, the aggregate dollar amount of commissions on Class L shares was $3,878,000, of which a portion was paid to Salomon Smith
Barney and CFBDS.

For the fiscal years ended November 30, 1998, 1999 and 2000, Salomon Smith Barney or its predecessor received from shareholders $23,000, $6,000 and $32,000, respectively, in deferred sales charges on the redemption of Class A shares.

For the fiscal years ended November 30, 1998, 1999 and 2000, Salomon Smith Barney or its predecessor received from shareholders $547,000, $1,827,000 and $3,153,000, respectively, in deferred sales charges on the redemption of Class B shares.

For the fiscal years ended November 30, 1998, 1999 and 2000, Salomon Smith Barney or its predecessor received from shareholders $45,000, $201,000 and $291,000, respectively, in deferred sales charges on the redemption of Class L shares.

When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The fund's Board of Trustees has been advised of the benefits to Salomon Smith
Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment Management and Distribution Agreements for continuance.

Distribution Arrangements.  To compensate Salomon Smith
Barney and PFSI for the service it provides and for the expense it bears, the fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The only classes of shares being offered for sale through PFSI are Class A shares and Class B shares.
Under the Plan, the fund pays Salomon Smith Barney or PFSI
(which pays it registered representative) a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the fund's average daily net assets attributable to the Class A, and Class B shares. In addition, the fund pays Salomon Smith Barney a distribution fee with respect to Class B and Class L shares primarily intended to compensate Salomon Smith Barney for its initial expense of paying Financial Consultants a commission upon sales of those shares. The Class B and Class L distribution fee is calculated at the annual rate of 0.75% of the value of the fund's average net assets attributable to the shares of the respective Class.














The following service and distribution fees were incurred pursuant to a distribution plan during the fiscal years indicated:




Distribution Plan Fees





Fiscal Year
Ended
11/30/00

Fiscal Year
Ended
11/30/99

Fiscal Year
Ended
11/30/98

Class A

$  2,298,870

$  1,463,411

$   489,693

Class B

$19,610,637

$12,650,700

$3,522,540

Class L*

$  8,806,675

$  4,624,888

$   842,963

* Class L shares were called Class C shares until June 12, 1998.

For the fiscal year ended November 30, 2000, the distributor incurred distribution expenses totaling
$4,876,230, consisting of $115,013 for advertising, $44,583 for printing and mailing of prospectuses, $2,141,254 for support services, $2,149,112 to Salomon
Smith Barney Financial Consultants, and $426,268 in accruals for interest on the excess of Salomon Smith Barney expenses incurred in distribution of the fund shares over the sum of the distribution fees and deferred sales charge received by Salomon Smith Barney from the fund. For the fiscal year ended November 30, 2000, Salomon Smith Barney received $30,716,182 in distribution fees in the aggregate from the Plan.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the board of trustees, including a majority of the trustees who are not interested persons of the trust and who have no direct or indirect financial interest in the operation of the Plan or in the distribution agreement (the "independent trustees"). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the trustees including all of the independent trustees in the manner described above. The
Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the independent trustees or, with respect to any fund, by vote of a majority of the outstanding voting securities of a fund (as defined in the 1940 Act). Pursuant to the Plan, Salomon
Smith Barney will provide the board of trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

The only classes of shares being offered for sale through PFS Distributors are Class A shares and Class B shares.
Pursuant to the Plan (described above), PFS Distributors is paid an annual service fee with respect to Class A and Class B shares of the fund sold through PFS Distributors at the annual rate of 0.25% of the average daily net assets of the respective class. PFS Distributors is also paid an annual distribution fee with respect to Class B shares at the annual rate of 0.75% of the average daily net assets attributable to that Class. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee. The fees are paid to PFS Distributors, which in turn, pays PFS Investments Inc. ("PFS
Investments") to pay its PFS Investments Registered
Representatives for servicing shareholder accounts and, in the case of Class B shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors;
payments to and expenses of PFS Investments Registered
Representatives and other persons who provide support services in connection with the distribution of shares;
interest and/or carrying charges; and indirect and overhead costs of PFS Investments associated with the sale of fund shares, including lease, utility, communications and sales promotion expenses.

The payments to PFS Investments Registered Representatives for selling shares of a class include a commission or fee paid by the investor or PFS at the time of sale and, with respect to Class A and Class B shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that class. PFS Investments Registered
Representatives may receive different levels of compensation for selling different classes of shares.

PFS Investments may be deemed to be an underwriter for purposes of the Securities Act of 1933. From time to time, PFS or its affiliates may also pay for certain non-cash sales incentives provided to PFS Investments Registered
Representatives. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, PFS may from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to PFS Investments Registered
Representatives who sell shares of the fund.

PORTFOLIO TRANSACTIONS

The manager arranges for the purchase and sale of the fund's securities and selects brokers and dealers
(including Salomon Smith Barney) which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. The manager may select brokers and dealers that provide it with research services and may cause the fund to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including Salomon Smith
Barney, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research statistical or other services to enable the manager to supplement its own research and analysis.

Decisions to buy and sell securities for the fund are made by the manager, subject to the overall supervision and review of the trust's board of trustees. Portfolio securities transactions for the fund are effected by or under the supervision of the manager.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price of those securities includes an undisclosed commission or mark-up. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

In executing portfolio transactions and selecting brokers or dealers, it is the fund's policy to seek the best overall terms available. The manager, in seeking the most favorable price and execution, considers all factors it deems relevant, including, for example, the price, the size of the transaction, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. The manager receives research, statistical and quotation services from several broker-dealers with which it places the fund's portfolio transactions. It is possible that certain of the services received primarily will benefit one or more other accounts for which the manager exercises investment discretion. Conversely, the fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. The manager's fee under the management agreement is not reduced by reason of its receiving such brokerage and research services. The trust's board of trustees, in its discretion, may authorize the manager to cause the fund to pay a broker that provides brokerage and research services to the manager a commission in excess of that which another qualified broker would have charged for effecting the same transaction. Salomon Smith Barney will not participate in commissions from brokerage given by the fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom. For the fiscal years ended November 30, 1999 and 2000, the fund directed brokerage transactions totaling approximately $5,847,600 and $95,456,520, respectively, to brokers because of research services provided. The amount of brokerage commissions paid on such transactions totaled approximately $7,975 and $122,925, respectively.

In accordance with Section 17(e) of the 1940 Act and Rule
17e-1 thereunder, the trust's board of trustees has determined that any portfolio transaction for the fund may be executed through Salomon Smith Barney or an affiliate of Salomon Smith Barney if, in the manager's judgment, the use of Salomon Smith Barney or an affiliate is likely to result in price and execution at least as favorable as those of other qualified brokers and if, in the transaction, Salomon
Smith Barney or the affiliate charges the fund a commission rate consistent with those charged by Salomon Smith Barney or an affiliate to comparable unaffiliated customers in similar transactions. In addition, under SEC rules Salomon
Smith Barney may directly execute such transactions for the fund on the floor of any national securities exchange, provided: (a) the board of trustees has expressly authorized Salomon Smith Barney to effect such transactions; and (b) Salomon Smith Barney annually advises the fund of the aggregate compensation it earned on such transactions.

Even though investment decisions for the fund are made independently from those of the other accounts managed by the manager, investments of the kind made by the fund also may be made by those other accounts. When the fund and one or more accounts managed by the manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the manager to be equitable. In some cases, this procedure may adversely affect the price paid or received by the fund or the size of the position obtained for or disposed of by the fund.

The fund will not purchase securities during the existence of any underwriting or selling group relating to the securities, of which the manager is a member, except to the extent permitted by the SEC. Under certain circumstances, the fund may be at a disadvantage because of this limitation in comparison with other funds that have similar investment objectives but that are not subject to a similar limitation.

The fund has paid the following in brokerage commissions for portfolio transactions:

					Fiscal
	Fiscal			Fiscal
					Year			Year
	Period
					Ended			Ended
	Ended
					11/30/00		11/30/99
	11/30/98


Total Brokerage Commissions		$1,066,652
	$1,578,155		$543,185

Total Brokerage Commissions
paid to Salomon Smith Barney	$     91,025		  $
84,525		  $25,080

% of Total Brokerage Commissions
paid to Salomon Smith Barney	         8.53%
	         5.36%	    	       4.62%

% of Total Transactions involving
Commissions paid to Salomon
Smith Barney				        4.57%
	          4.67%	              	        2.90%


During the fiscal years ended November 30, 1998, 1999, and 2000 the total amount of commissionable transactions was $804,800,759, $1,674,083,239 and $871,691,299,
respectively.

Portfolio securities transactions on behalf of the fund are placed by the manager with a number of brokers and dealers, including Salomon Smith Barney. Salomon Smith Barney has advised the fund that in transactions with the fund, Salomon Smith Barney charges a commission rate at least as favorable as the rate that Salomon Smith Barney charges its comparable unaffiliated customers in similar transactions.

PORTFOLIO TURNOVER

The fund's portfolio turnover rate (the lesser of purchases or sales of portfolio securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of portfolio securities) is generally not expected to exceed 100%. The rate of turnover will not be a limiting factor, however, when the fund deems it desirable to sell or purchase securities. This policy should not result in higher brokerage commissions to the fund, as purchases and sales of portfolio securities are usually effected as principal transactions. Securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality purchased at approximately the same time to take advantage of what the fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of tax-exempt securities. The portfolio turnover rates were 8% and 9% for the fiscal years ended
November 30, 2000 and 1999, respectively.

PURCHASE OF SHARES

Sales Charge Alternatives

The following classes of shares are available for purchase.
See the prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:



Amount
of
Investme
nt

Sales Charge
as a %
of
Transaction

Sales
Charge as a
%
of Amount
Invested

Dealers'
Reallowance as
%
Of Offering
Price
Less than
$25,000
5.00%
5.26%
4.50%
$  25,000 -
49,999
4.25
4.44
3.83
    50,000 -
99,999
3.75
3.63
3.38
    100,000 -
249,999
3.25
3.09
2.48
    250,000 -
499,999
2.75
2.04
1.80
    500,000 -
999,000
 1,000,000 or
more
2.00
0
2.04
0
1.80
up to 1.00

	Purchases of Class A shares of $1,000,000 or more will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is payable to Salomon Smith
Barney, which compensates Salomon Smith Barney Financial
Consultants, PFS or Service Agents whose clients make purchases of $1,000,000 or more. The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class B and Class L shares is waived. See "Deferred Sales Charge Provisions" and "Waivers of Deferred Sales Charge."

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the fund as defined in the 1933 Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Class B Shares. Class B shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales
Charge Provisions".

Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales
Charge Provisions".  Until June 22, 2001 purchases of Class
L shares by investors who were holders of Class C shares of the fund and/or other Smith Barney mutual funds on June 12, 1998 will not be subject to the 1% initial sales charge.

Class Y Shares. Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000
(except purchases of Class Y shares by Smith Barney
Allocation Series Inc., for which there is no minimum purchase amount).

Class Z Shares. Class Z Shares are sold without an initial sales charge or deferred sales charge and are currently offered exclusively for sale to tax-exempt employee benefit and retirement plans of Salomon
Smith Barney or any of its affiliates ("Qualified Plans") and to certain unit investment trusts ("UIT) sponsored by Salomon Smith Barney or any of its affiliates.

PFS Investments Accounts. The fund offers two Classes of shares to investors purchasing through PFS Investments:
Class A shares and Class B shares.

Initial purchases of shares of the fund must be made through a PFS Investments Registered Representative by completing the appropriate application.
The completed application should be forwarded to PFS Shareholder Services, P.O. Box 105033, Atlanta,
Georgia 30348. Checks drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check. Subsequent investments may be sent directly to PFS Shareholder Services. In processing applications and investments, the PFS
Shareholder Services acts as agent for the investor and for PFS Investments and also as agent for the distributor, in accordance with the terms of the prospectus. If Citi
Fiduciary Trust Company (the "transfer agent") ceases to act as such, a successor company named by the fund will act in the same capacity so long as the account remains open.

Shares purchased will be held in the shareholder's account by PFS Shareholder Services. Share certificates are issued only upon a shareholder's written request to PFS
Shareholder Services. A shareholder who has insufficient funds to complete any purchase, will be charged a fee of $30 per returned purchase by PFS Shareholder Services.

Investors in Class A and Class B shares may open an account by making an initial investment of at least $1,000 for each account in each Class (except for Systematic Investment
Plan accounts), or $250 for an IRA or a Self-Employed
Retirement Plan in the fund. Subsequent investments of at least $50 may be made for each Class. For participants in retirement plans qualified under Section 403(b)(7) or
Section 401(a) of the Code, the minimum initial investment requirement for Class A and Class B shares and the subsequent investment requirement for each Class in the fund is $25. There are no minimum investment requirements in Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, Directors or
Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Purchase orders received by the transfer agent or PFS Shareholder Services prior to the close of regular trading on the New York Stock Exchange ("NYSE"), on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day.

Upon completion of certain automated systems, initial purchases of fund shares may be made by wire. The minimum investment that can be made by wire is $10,000. Before sending the wire, the PFS Investments Registered
Representative must contact PFS Shareholder Services at
(800) 665-8677 to obtain proper wire instructions. Once an account is open, a shareholder may make additional investments by wire. The shareholder should contact PFS
Shareholder Services at (800) 544-5445 to obtain proper wire instructions.

Upon completion of certain automated systems, shareholders who establish telephone transaction authority on their account and supply bank account information will be able to make additions to their accounts at any time. Shareholders should contact PFS Shareholder Services at (800) 544-5445 between 8:00 a.m. and 8:00 p.m. eastern time any day that the NYSE is open. If a shareholder does not wish to allow telephone subsequent investments by any person in his account, he should decline the telephone transaction option on the account application. The minimum telephone subsequent investment is $250 and can be up to a maximum of $10,000. By requesting a subsequent purchase by telephone, you authorize PFS Shareholder Services to transfer funds from the bank account provided for the amount of the purchase. A shareholder that has insufficient funds to complete the transfer will be charged a fee of up to $30 by PFS Shareholder Services. A shareholder who places a stop payment on a transfer or the transfer is returned because the account has been closed, will also be charged a fee of up to $30 by PFS Shareholder Services. Subsequent investments by telephone may not be available if the shareholder cannot reach PFS Shareholder Services whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the fund's regular subsequent investment procedure described above.

PFS may pay its Registered Representatives an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than PFS Investments. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

In addition, Class A shares of the fund may be purchased at net asset value by the PFS Primerica Corporation Savings and Retirement Plan (the ''Primerica Plan'') for its participants, subject to the provisions of the Employee
Retirement Income Security Act of 1974, as amended
(''ERISA''). Class A shares so purchased are purchased for investment purposes and may not be resold except by redemption or repurchase by or on behalf of the Primerica
Plan. Class A shares are also offered at net asset value to accounts opened for shareholders by PFS Investments
Registered Representatives where the amounts invested represent the redemption proceeds from investment companies distributed by an entity other than PFS, if such redemption has occurred no more than 60 days prior to the purchase of shares of the trust, and the shareholder paid an initial sales charge and was not subject to a deferred sales charge on the redeemed account. Class A shares are offered at net asset value to such persons because of anticipated economies in sales efforts and sales related expenses. The fund may terminate, or amend the terms of, offering shares of the fund at net asset value to such persons at any time.
PFS may pay PFS Investments Registered Representatives, through whom purchases are made at net asset value, an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than PFS. Contact
PFS Shareholder Services at (800) 544-5445 for further information and appropriate forms.

An account transcript is available at a shareholder's request, which identifies every financial transaction in an account since it has opened. To defray administrative expenses involved with providing multiple years worth of information, there is a $15 charge for each Account
Transcript requested. Additional copies of tax forms are available at the shareholder's request. A $10 fee for each tax form will be assessed.

Additional information regarding PFS Shareholder Services may be obtained by contacting the Client Services
Department at (800) 544-5445.

General

Investors may purchase shares from a Service Agent. In addition, certain investors, including qualified retirement plans purchasing through certain Service Agents, may purchase shares directly from the fund. When purchasing shares of the fund, investors must specify whether the purchase is for Class A, Class B, Class L or Class Y shares. Service Agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at a sub-transfer agent are not subject to a maintenance fee.

Purchases of the fund's Class Z shares must be made in accordance with the terms of a Qualified Plan or a Salomon
Smith Barney UIT. There are no minimum investment requirements for Class Z shares; however the fund reserves the right to vary this policy at any time. Shareholders acquiring Class Z shares through a Qualified Plan or a Salomon Smith Barney UIT should consult the terms of their respective plans for redemption provisions.

Investors in Class A, Class B and Class L shares may open an account in the fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or
Section 401(c) of the Code, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes in the fund is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class
A, Class B and Class L shares and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the fund through the Systematic
Investment Plan on a quarterly basis, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a unit investment trust
("UIT") sponsored by Salomon Smith Barney, and
Directors/Trustees of any of the Smith Barney mutual funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by a sub-transfer agent. Share certificates are issued only upon a shareholder's written request to a sub-transfer agent.

Purchase orders received by the fund or a Service Agent prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day
(the ''trade date'').  Orders received by a Dealer
Representative prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Service Agent purchasing through Salomon Smith Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment
Plan. Under the Systematic Investment Plan, Salomon Smith
Barney or a sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or a sub-transfer agent. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Service Agent.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney mutual funds (including retired Board Members and employees); the immediate families of such persons
(including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial
Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another Smith Barney mutual fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note:
subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from or proceeds from a sale of a UIT sponsored by Salomon Smith Barney; (i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement; and (j) purchases of Class A shares by
Section 403(b) or Section 401(a) or (k) accounts associated with Citistreet Retirement Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the fund may be purchased by ''any person'' (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of other Smith Barney mutual funds that are offered with a sales charge as currently listed under ''Exchange
Privilege'' then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge.
The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares. A Letter of Intent for an amount of $25,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the ''Amount of Investment'' as referred to in the preceding sales charge table includes (i) all Class A shares of the fund and other
Smith Barney mutual funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned.
Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the options of the investor, up to 90 days before such date.
Please contact a Service Agent or the transfer agent to obtain a Letter of Intent application.

Letter of Intent - Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares (except purchases of Class Y shares by Smith Barney Allocation Series Inc., for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of $15,000,000 of Class Y shares of the fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund's Class A shares, which may include a deferred sales charge of 1.00%. Please contact a Service
Agent or the transfer agent for further information.

Deferred Sales Charge Provisions

"Deferred Sales Charge Shares" are: (a) Class B shares; (b)
Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the tims charge to the extent that the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions;
(c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are deferred sales charge shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are deferred sales charge shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase. In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month.
The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney
401(k) Program, as described below. See ''Purchase of Shares-Smith Barney 401(k) and ExecChoiceTM Programs.''


Year Since Purchase Payment Was
Made

Deferred Sales Charge

First

5.00%

Second

4.00

Third

3.00

Fourth

2.00

Fifth

1.00

Sixth and thereafter

0.00

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholders as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend
Shares) owned by the shareholder.

In determining the applicability of any deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that deferred sales charge shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney mutual funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon
Smith Barney.

To provide an example, assume an investor purchased 100
Class B shares of the fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

The deferred sales charge will be waived on: (a) exchanges
(see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal
Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7,
1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age
591/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney mutual funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Smith Barney Retirement Programs

You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates.
The fund offers Class A and Class L shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must be of the same class.

For plans opened on or after March 1, 2000 that are not plans for which Paychex Inc. or an affiliate provides administrative services (a "Paychex Plan") offering, Class
A shares may be purchased regardless of the amount invested.

For plans opened prior to March 1, 2000 and for Paychex plans, the class of shares you may purchase depends on the amount of your initial investment:

Class A Shares. Class A shares may be purchased by plans investing at least $1million.

Class L Shares. Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances:

If the plan was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class
L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program for 5 years.

If the plan was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares
(other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about
March 31 of the following year.

For more information, call your Salomon Smith Barney
Financial Consultant or the transfer agent.

Retirement Programs Opened On or After June 21, 1996. If, at the end of the fifth year after the date the participating plan enrolled in the Smith Barney 401(k)
Program or the ExecChoiceTM Program, a participating plan's total Class L holdings in all non-money market Smith Barney mutual funds equal at least $1,000,000, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund. (For participating plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan's holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Retirement Programs Opened Prior to June 21, 1996. In any year after the date a participating plan enrolled in the Smith Barney 401(k) Program, if a participating plan's total Class L holdings in all non-money market Smith Barney mutual funds equal at least $500,000 as of the calendar year-end, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class
A shares of the fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any participating plan in the Smith Barney 401(k) or the ExecChoiceTM Program, whether opened before or after June
21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund, regardless of asset size, at the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401(k) Program or ExecChoiceTM Program.
Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class L shares, but instead may acquire Class A shares of the same fund. Any Class L shares not converted will continue to be subject to the distribution fee.

Participating plans wishing to acquire shares of the fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial Consultant.

Retirement Programs Investing in Class B Shares: Class B shares of a fund are not available for purchase by participating plans opened on or after June 21, 1996, but may continue to be purchased by any participating plan in the Smith Barney 401 (k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a deferred sales charge of 3.00% of redemption proceeds if the participating plan terminates within 8 years of the date the participating plan first enrolled in the Smith Barney 401 (k) Program.

At the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401 (k)
Program, the participating plan will be offered the opportunity to exchange all of its Class B shares for Class
A shares of the same fund. Such participating plan will be notified of the pending exchange in writing approximately
60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a participating plan will not be eligible to acquire additional Class B shares, but instead may acquire Class A shares of the same fund.
If the participating plan elects not to exchange all of its Class B shares at that time, each Class B share held by the participating plan will have the same conversion feature as Class B shares held by other investors. See "Purchase of Shares-Deferred Sales Charge Alternatives."

No deferred sales charge is imposed on redemptions of Class
B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the sahres purchased through reinvestment of dividends or capital gain distributions, plus the current net asset vlaue of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholders Class B shares above the purchase payments made during the preceding eight years. Whether or not the deferred sales charge applies to the redemption by a participating plan depends on the number of years since the participating plan first became enrolled in the Salomon
Smith Barney 401(k) Program, unlike the applicability of the deferred sales charge to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

The deferred sales charge will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a participating plan; as a result of
(a) the retirement of an employee in the participating plan; (b) the termination of employment of an employee in the participating plan; (c) the death or disability of an employee in the participating plan; (d) the attainment of age 59 1/2 by an employee in the participating plan; (e) hardship of an employee in the participating plan to the extent permitted under Section 401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the participating plan to an employee.

Determination of Public Offering Price

The fund offers its shares to the public on a continuous basis. The public offering price for a Class A and Class Y share of the fund is equal to the net asset value per share at the time of purchase, plus, for Class A shares, an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class L share
(and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A deferred sales charge, however, is imposed on certain redemptions of Class L shares, and Class A shares when purchased in amounts exceeding $500,000. The method of computation of the public offering price is shown in each fund's financial statements, incorporated by reference in their entirety into this SAI.

REDEMPTION OF SHARES

The right of redemption of shares of the fund may be suspended or the date of payment postponed (a) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund's investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the fund's shareholders.

If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to a sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $50,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $50,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the transfer agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds.
Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days or more.

Distribution in Kind

If the board of trustees of the trust determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

PFS Investments Accounts

Shareholders may redeem for cash some or all of their shares of the fund at any time by sending a written request in proper form directly to a sub-transfer agent, PFS
Shareholder Services, at P.O. Box 105033, Atlanta, Georgia
30348-5033. If you should have any questions concerning how to redeem your account after reviewing the information below, please contact PFS Shareholder Services at (800)
544-5445, Spanish-speaking representatives (800) 544-7278 or TDD Line for the Hearing Impaired (800) 824-1721.
The request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption exceed $50,000, or if the proceeds are not paid to the record owner(s) at the record address, if the shareholder(s) has had an address change within 45 days or less of the shareholder's redemption request, or if the shareholder(s) is a corporation, sole proprietor, partnership, trust or fiduciary, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank.

Generally, a properly completed redemption form with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. For example, in the case of shareholders holding certificates, the certificates for shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by PFS
Shareholder Services in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator. Additionally, if a shareholder requests a redemption from a Retirement Plan account (IRA or SEP), such request must state whether or not federal income tax is to be withheld from the proceeds of the redemption check. Redemption from a 403(b)(7) account requires completion of a special form. Please call PFS Shareholder
Services at (800) 544-5445 between 8:00 a.m. and 8:00 p.m.
eastern standard time to obtain the proper forms.

A shareholder may utilize PFS Shareholder Services
Telephone Redemption service to redeem his or her account as long as they have authorized the telephone redemption option. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline the telephone transaction option on the account application. The telephone redemption option can be used only if: (a) the redemption proceeds are to be mailed to the address of record and there has been no change of address of record within the preceding 45 days; (b) the shares to be redeemed are not in certificate form; (c); the person requesting the redemption can provide proper identification information; and (d) the proceeds of the redemption do not exceed $50,000. 403(b)(7) accounts and accounts not registered in the name of an individual(s) are not eligible for the telephone redemption option.
Telephone redemption requests can be made by contacting PFS
Shareholder Services at (800) 544-5445 between 9:00 a.m.
and 6:00 p.m. Eastern time any day that the NYSE is open.
Telephone redemption may not be available if the shareholder cannot reach PFS Shareholder Services whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the fund's regular redemption procedure described above.


Redemption proceeds can be sent by check to the address of record, by wire transfer to a bank account designated on the application or to a bank account designated on the application via the Automated Clearinghouse (ACH). A shareholder will be charged a $25 service fee for wire transfers and a nominal service fee for transfers made directly to the shareholder's bank by the ACH. PFS
Shareholder Services will process and mail a shareholder's redemption check usually within two to three business days after receiving the redemption request in good order. The shareholder may request the proceeds to be mailed by two-day air express for an $8 fee that will be deducted from the shareholder's account or by one-day air express for a $15 fee that will be deducted from the shareholder's account.




Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders of the fund who own shares of the fund with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly.
Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment. Any applicable deferred sales charge will not be waived on amounts withdrawn by shareholders that exceed
1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable deferred sales charge will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences). To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a fund, continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a fund.
Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal
Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders of a fund who wish to participate in the Withdrawal Plan and who hold their shares of the fund in certificate form must deposit their share certificates with a sub-transfer agent as agent for Withdrawal Plan members.
All dividends and distributions on shares in the Withdrawal
Plan are reinvested automatically at net asset value in additional shares of the fund involved. A shareholder who purchases shares directly through a sub-transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by a sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Salomon Smith Barney Financial Consultant.

Additional Information Regarding Telephone Redemption And
Exchange Program

Neither the fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) day's prior notice to shareholders.

VALUATION OF SHARES

The net asset value per share of the fund's Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther
King, Jr. Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the trust in valuing its assets.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the fund's board of trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the fund's board of trustees. Amortized cost involves valuing an instrument at its original cost to the fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the fund will be valued at fair value as determined in good faith by the fund's board of trustees.

EXCHANGE PRIVILEGE

Except as noted below, shareholders of any of the Smith
Barney mutual funds may exchange all or part of their shares for shares of the same Class of other Smith Barney mutual funds, on the basis of relative net asset value per share at the time of exchange as follows:

A. Class A and Class Y shares of the fund may be exchanged without a sales charge for the respective shares of any of the Smith Barney mutual funds.

B. Class B shares of any fund may be exchanged without a sales charge. Class B shares of the fund exchanged for Class B shares of another Smith Barney mutual fund will be subject to the higher applicable deferred sales charge of the two funds and, for purposes of calculating deferred sales charge rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

C. Class L shares of any fund may be exchanged without a sales charge. For purposes of deferred sales charge applicability, Class L shares of the fund exchanged for Class C shares of another Smith
Barney mutual fund will be deemed to have been owned since the date the shares being exchanged were deemed to be purchased.

D. Holders of Class Z shares should consult their Qualified Plans for information about available exchange options.

The exchange privilege enables shareholders in any Smith
Barney mutual fund to acquire shares of the same Class in a fund with different investment objectives when they believe a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Service
Agent.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable deferred sales charge, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Salomon Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

Additional Information Regarding the Exchange Privilege.
Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the fund's performance and its shareholders. The manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the fund's other shareholders. In this event, the fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney mutual funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

PERFORMANCE DATA

From time to time, the fund may advertise its total return and average annual total return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class L, Class Y and Class Z shares of the fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting
100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical
Services, Inc. and other financial publications.

From time to time, the trust may quote a fund's yield or total return in advertisements or in reports and other communications to shareholders. The trust may include comparative performance information in advertising or marketing the fund's shares. Such performance information may be included in the following industry and financial publications - Barron's, Business Week, CDA Investment
Technologies, Inc., Changing Times, Forbes, Fortune,
Institutional Investor, Investor's Business Daily, Money,
Morningstar Mutual Fund Values, The New York Times, USA
Today and The Wall Street Journal. To the extent any advertisement or sales literature of the fund describes the expenses or performance of any Class, it will also disclose such information for the other Classes.



Average Annual Total Return

A fund's "average annual total return," as described below, is computed according to a formula prescribed by the SEC.
The formula can be expressed as follows:

P(1 + T)n = ERV

		Where:	P	= 	a hypothetical
initial payment of $1,000.

			T	= 	average annual total
return.

			n	= 	number of years.

			ERV	=	Ending Redeemable Value
of a hypothetical
$1,000 investment made
at the beginning of a
1-, 5- or 10-year
period at the end of a
1-, 5- or 10-year
period (or fractional
portion thereof),
assuming reinvestment
of all dividends and
distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A fund's net investment income changes in response to fluctuations in interest rates and the expenses of the fund.


Average Annual Total Return for the
fiscal year ended November 30, 2000



Class of Shares
1-Year
5-Year
10-Year
Since
Inceptio
n1
Class A2
(11.34)%
N/A
N/A
20.10%
Class B3
(12.04)%
N/A
N/A
20.71%
Class L4
  (9.27)%
N/A
N/A
20.73%
Class Y5
  (6.37)%
N/A
N/A
20.98%
Class Z5
  (6.36)%
N/A
N/A
  8.64%
_______________________
	1	Class A, B and L shares commenced operations on
August 29, 1997.  Class Y and Class Z commenced
operations on October 15, 1997 and January 4, 1999,
respectively.
	2	The average annual total return figure assumes that
the maximum 5.00% sales charge has been deducted from
the investment at the time of purchase.  If the
maximum sales charge had not been deducted, the
average annual total return for Class A shares for
the same period would have been (6.67)% and 22.02%
for one year and since inception of the fund,
respectively.
	3	The average annual total return figure assumes that
the maximum applicable deferred sales charge has been
deducted from the investment at the time of
redemption.  If the maximum deferred sales charge had
not been deducted, the average annual total return
for Class B shares for the same period would have
been (7.42)% and 21.11% for one year and since
inception of the fund, respectively.
	4	The average annual total return figure assumes that
the maximum applicable initial and deferred sales
charges have been deducted from the investment at the
time of redemption.  If the maximum initial and
deferred sales charges have not been deducted, the
average annual total return for Class L shares for
the same period would have been (7.42)% and 21.11%
for one year and since inception of the fund,
respectively.
	5	Class Y shares and Class Z shares do not incur
initial sales charges nor deferred sales charges.


Aggregate Total Return

The fund's "aggregate total return," as described below, represents the cumulative change in the value of an investment in the fund for the specified period and is computed by the following formula:


ERV - P
P

	Where: 	P 	=	a hypothetical initial
payment of $10,000.

				ERV	=	Ending Redeemable Value of a
hypothetical $10,000
investment made at the
beginning of the 1-, 5- or
10-year period at the end of
the 1-, 5- or 10-year period
(or fractional portion
thereof), assuming
reinvestment of all dividends
and distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.



Aggregate Annual Total Return for the
fiscal year ended November 30, 2000



Class of Shares
1-Year
5-Year
10-Year
Since
Inceptio
n1
Class A2
(11.34)%
N/A
N/A
81.61%
Class B3
(12.04)%
N/A
N/A
84.61%
Class L4

(9.27)%
N/A
N/A
84.74%
Class Y5

(6.37)%
N/A
N/A
81.48%
Class Z5

(6.36)%
N/A
N/A
17.13%
_______________________
	1	Classes A, B and L shares commenced operations on
August 29, 1997.  Class Y and Class Z shares
commenced operations on October 15, 1997 and January
4, 1999, respectively.
	2	The average annual total return figure assumes that
the maximum 5.00% sales charge has been deducted from
the investment at the time of purchase.  If the
maximum sales charge had not been deducted, the
average annual total return for Class A shares for
the same period would have been (6.67)% and 91.24%
for one year and since inception of the fund,
respectively.
	3	The average annual total return figure assumes that
the maximum applicable deferred sales charge has been
deducted from the investment at the time of
redemption.  If the maximum deferred sales charge had
not been deducted, the average annual total return
for Class B shares for the same period would have
been (7.42)% and 86.61% for one year and since
inception of the fund, respectively.
	4	The average annual total return figure assumes that
the maximum applicable initial and deferred sales
charges have been deducted from the investment at the
time of redemption.  If the maximum initial and
deferred sales charges had not been deducted, the
average annual total return for Class L shares for
the same period would have been (7.42)% and 86.61%
for one year and since inception of the fund,
respectively.
	5	Class Y shares and Class Z shares do not incur
initial sales charges nor deferred sales charges.

Performance will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class's performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The fund's policy is to distribute its net investment income and net realized capital gains, if any, annually.
The fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary and capital gains realized, in order to avoid a federal excise tax liability.

If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares of the same Class at net asset value, with no additional sales charge or deferred sales charge. A shareholder may change the option at any time by notifying his Service Agent. Shareholders whose accounts are held directly at a sub-transfer agent should notify a sub-transfer agent in writing, requesting a change to this reinvest option.

The per share dividends on Class B and Class L shares of the fund may be lower than the per share dividends on Class
A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class L shares. The per share dividends on Class A shares of the fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class L and Class Y shares.

Taxes

The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares of the fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in the fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, both of, which are subject to change.

The Fund and Its Investments

The fund intends to continue to qualify to be treated as a regulated investment company during each taxable year under the Internal Revenue Code of 1986, as amended (the "Code").
To so qualify, the fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the fund's taxable year, (i) at least 50% of the market value of the fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

As a regulated investment company, the fund will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and its net realized long-term and short-term capital gains, if any, that it distributes to its shareholders, provided an amount equal to at least 90% of its investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) and its net tax-exempt income for the taxable year is distributed to its shareholders in compliance with the Code's timing and other requirements, but will be subject to tax at regular corporate rates on any taxable income or gain it does not distribute.

The Code imposes a 4% nondeductible excise tax on the fund to the extent it does not distribute by the end of any calendar year at least 98% of its ordinary income for that year and at least 98% of its net of its capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or net capital gains retained by the fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

If, in any taxable year, the fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. Moreover, if the fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, the fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e.
the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the fund had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

The fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the fund as a regulated investment company.

The fund's investment in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the fund.

Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by the fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries.
Tax conventions between certain countries and the United
States may reduce or eliminate such taxes in some cases.
The fund will not be eligible to elect to treat any foreign taxes paid by it as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by the fund will reduce the return from the fund's investments.

Passive Foreign Investment Companies. If the fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" (a "PFIC"), it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If the fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the fund would be required to obtain certain annual information from the PFIC in which it invests, which may be difficult or impossible to obtain.

Alternatively, the fund may make a mark-to-market election that will result in the fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the fund, unless revoked with the consent of the Internal Revenue Service (the "IRS").
By making the election, the fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The fund may have to distribute this "phantom" income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. The fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of United States Shareholders

Dividends and Distributions. Any dividend declared by the fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the fund not later than such December
31, provided such dividend is actually paid by the fund during January of the following calendar year. The fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The fund currently expects to distribute any such excess annually to its shareholders.
However, if the fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax
(currently at a rate of 35%) on the amount retained. In that event, the fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the fund on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and
(c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income.
Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the fund upon filing appropriate returns or claims for refund with the IRS.
Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United
States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net realized-long-term capital gains, if any, that the fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund. Dividends and distributions paid by the fund attributable to dividends on stock of U.S. corporations received by the fund, with respect to which the fund meets certain holding period requirements, will be eligible for the deduction for dividends received by corporations. Distributions in excess of the fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the fund, and as a capital gain thereafter
(if the shareholder holds his shares of the fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending
30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share during such six-month period. If a shareholder incurs a sales charge in acquiring shares of the fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced.
Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. The fund may be required to withhold, for United States federal income tax purposes, 31% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United
States federal income tax liabilities.

Notices. Shareholders will be notified annually by the fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "Taxes - Taxation of United States Shareholders -
Dividends and Distributions") made by the fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the fund to its shareholders during the preceding taxable year.

Class Z

Qualified plan participants should consult their plan document or tax advisors about the tax consequences of participating in a Qualified Plan. In addition to the considerations described below, there may be other federal, state, local, and/or foreign tax applications to consider.
Provided that a Qualified Plan has not borrowed to finance its investment in the fund, it will not be taxable on the receipt of dividends and distributions from the fund.
Qualified plan participants should consult their plan document or tax advisors about the tax consequences of participating in a Qualified Plan.

Other Taxation

Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

The foregoing is only a summary of certain material tax consequences affecting the fund and its shareholders.
Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund.


ADDITIONAL INFORMATION

The trust was organized on October 17, 1991 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust."
The trust offers shares of beneficial interest of seven separate funds with a par value of $.001 per share. The fund offers shares of beneficial interest currently classified into five Classes - A, B, L, Y and Z. Each
Class of the fund represents an identical interest in the fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges; if any, for each Class; (c) the distribution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The trust's board of trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

Under Massachusetts's law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. The Master Trust Agreement disclaims shareholder liability for acts or obligations of the fund, however, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the fund or a trustee. The Master Trust Agreement provides for indemnification from fund property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which management of the fund believes is remote. Upon payment of any liability incurred by the fund, a shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operation of the fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

The Master Trust Agreement of the fund permits the trustees of the fund to issue an unlimited number of full and fractional shares of a single class and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the fund. Each share in the fund represents an equal proportional interest in the fund with each other share. Shareholders of the fund are entitled upon its liquidation to share pro rata in its net assets available for distribution. No shareholder of the fund has any preemptive or conversion rights. Shares of the fund are fully paid and non-assessable.

Pursuant to the Master Trust Agreement, the fund's trustees may authorize the creation of additional series of shares
(the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances).

The fund does not hold annual shareholder meetings. There normally will be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees. Shareholders of record of no less than two-thirds of the outstanding shares of the trust may remove a trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the trust's outstanding shares and the trust will assist shareholders in calling such a meeting as required by the 1940 Act.

When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the fund will be voted on a fund-wide basis on all matters except matters affecting only the interests of one Class, in which case only shares of the affected Class would be entitled to vote.

The trust was organized as an unincorporated Massachusetts business trust on October 17, 1991 under the name Shearson
Lehman Brothers Intermediate-Term Trust.  On October 14,
1994 and August 16, 1995, the Trust's name was changed to Smith Barney Income Trust and Smith Barney Investment
Trust, respectively.

Annual and Semi-Annual Reports. The fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by the fund at the end of the period covered. In an effort to reduce the fund's printing and mailing costs, the fund consolidates the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the fund also consolidates the mailing of its prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed
Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Service
Agent or the transfer agent.

FINANCIAL STATEMENTS

The fund's annual report for the fiscal year ended November
30, 2000 was filed on February 9, 2001, Accession Number
50130-01-704.

OTHER INFORMATION

In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney mutual funds average 21 years in the industry and 15 years with the firm.

Smith Barney mutual funds offers more than 60 mutual funds.
We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

Style Pure Series - Our Style Pure Series funds stay fully invested within their asset class and investment style, enabling investors to make asset allocation decisions in conjunction with their Salomon Smith Barney Financial
Consultant.

Classic Investor Series - Our Classic Investor Series funds offer a range of equity and fixed income strategies that seek to capture opportunities across asset classes and investment styles using disciplined investment approaches.

The Smith Barney Allocation Series - As a fund of funds, investors can select a Smith Barney Allocation Series
Portfolio that may help their investment needs. As needs change, investors can easily choose another long-term, diversified investment from our Allocation Series family.

Special Discipline Series - Our Special Discipline Series funds are designed for investors who are looking beyond more traditional market categories: from natural resources to a roster of state-specific municipal funds.






























SMITH BARNEY
INVESTMENT TRUST



Large Capitalization
Growth
Fund















March 30, 2001


SMITH BARNEY INVESTMENT TRUST
7 World Trade Center
New York, NY 10048

								SALOMON SMITH BARNEY
								A Member of
Citigroup [Symbol]






1





March 30, 2001

STATEMENT OF ADDITIONAL INFORMATION

SMITH BARNEY INVESTMENT TRUST

Smith Barney Mid Cap Core Fund

7 World Trade Center
New York, New York 10048
(800) 451-2010

This Statement of Additional Information ("SAI") is meant to be read in conjunction with the prospectus of the Smith
Barney Mid Cap Core Fund (the "fund") dated March 30, 2001, as amended or supplemented from time to time (the
"prospectus"), and is incorporated by reference in it entirety into the prospectus. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders which are incorporated herein by reference. The prospectus and copies of the reports may be obtained free of charge by contacting a Salomon Smith Barney Financial Consultant, a registered representative of PFS Distributors, Inc., ("PFS"), a broker/dealer, financial intermediary, financial institution (each called a "Service Agent") or by writing or calling Salomon Smith Barney Inc. at the address or telephone number above. The fund is a separate investment series of Smith Barney Investment Trust (the "trust").

TABLE OF CONTENTS

Investment Objective and Management Policies	2
Investment  Restrictions......	............15
Trustees of the Trust and Executive Officers of the Fund	16
Investment Management and Other Services	20
Portfolio Transactions...	................25
Portfolio Turnover...............28
Purchase of Shares 	...........................28
Redemption of Shares	39
Valuation of Shares	42
Exchange Privilege	42
Performance Data	43
Dividends, Distributions and Taxes	47
Additional Information	52
Financial Statements 	.............................54
Other Information........................   54


INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The prospectus discusses the fund's investment objective and policies. This section contains supplemental information concerning the types of securities and other instruments in which the fund may invest, the investment policies and portfolio strategies the fund may utilize and certain risks associated with these investments, policies and strategies. Smith Barney Fund Management LLC (previously known as SSB Citi Fund Management LLC)
("SBFM" or the "manager") serves as investment manager to the fund.

The fund is an open-end, diversified, management investment company whose investment objective is to seek long-term growth of capital by investing, under normal market conditions, at least 65% of its total assets in equity securities of medium-sized companies. Medium sized companies are those whose market capitalization is within the market capitalization range of companies in the S&P Mid
Cap Index ("Index") at the time of investment. The size of the companies in the Index changes with market conditions and the composition of the Index. As of February 28, 2001, the largest market capitalization of a company in the Index was $10 billion and the smallest market capitalization was $108 million. Investing in medium-capitalization stocks may involve greater risk than investing in large capitalization stocks since they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies.

The fund normally invests in all types of equity securities, including common stocks, preferred stocks, securities that are convertible into common or preferred stocks, such as warrants and convertible bonds, and depository receipts for those securities. The fund may maintain a portion of its assets, which will usually not exceed 10%, in U.S. Government securities, money market obligations, and in cash to provide for payment of the fund's expenses and to meet redemption requests. It is the policy of the fund to be as fully invested in equity securities as practicable at all times. The fund reserves the right, as a defensive measure, to hold money market securities, including repurchase agreements or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant.

Equity Securities.  The fund will normally invest at least
65% of its assets in equity securities, including primarily common stocks and, to a lesser extent, securities convertible into common stock and rights to subscribe for common stock. Common stocks represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Real Estate Investment Trusts ("REITS"). The fund may invest in REITS, which are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of the REIT's manager.
REITs are also subject to risks generally associated with investments in real estate. The fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

Convertible Securities. Convertible securities in which the fund may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock.
Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality.
Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, also fluctuates in relation to the underlying common stock.
When-Issued, Delayed-Delivery and Forward Commitment
Transactions. The fund may purchase securities on a "when-issued" basis, for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield) or on a forward commitment basis.
The fund does not intend to engage in these transactions for speculative purposes, but only in furtherance of its investment goal. These transactions occur when securities are purchased or sold by the fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the fund at the time of entering into the transaction. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Because of fluctuations in the value of securities purchased or sold on a when-issued, delayed-delivery basis or forward commitment basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers.
When the fund agrees to purchase when-issued or delayed-delivery securities, its fund will set aside cash or liquid securities equal to the amount of the commitment in a segregated account on the fund's books. Normally, the fund will set aside portfolio securities to satisfy a purchase commitment, and in such a case the fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the fund's commitment. The assets contained in the segregated account will be marked-to-market daily. It may be expected that the fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade.
Failure of the seller to do so may result in the fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Foreign Securities. The fund has the authority to invest up to 25% of its assets in foreign securities (including
European Depository Receipts ("EDRs") and Global Depository
Receipts ("GDRs")) and American Depository Receipts
("ADRs") or other securities representing underlying shares of foreign companies. EDRs are receipts issued in Europe which evidence ownership of underlying securities issued by a foreign corporation. ADRs are receipts typically issued by an American bank or trust company which evidence a similar ownership arrangement. Generally, ADRs which are issued in registered form, are designed for use in the United States securities markets and EDRs, which are issued in bearer form, are designed for use in European securities markets. GDRs are tradable both in the U.S. and Europe and are designed for use throughout the world.

There are certain risks involved in investing in securities of companies and governments of foreign nations that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from revaluation of currencies, future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to domestic companies. The yield of the fund may be adversely affected by fluctuations in value of one or more foreign currencies relative to the U.S.
dollar. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, with respect to certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the fund, including the withholding of dividends. Foreign securities may be subject to foreign government taxes that could reduce the yield on such securities. Because the fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of portfolio securities and the appreciation or depreciation of investments. Investment in foreign securities also may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on domestic exchanges, the expense of maintaining securities with foreign custodians, and the imposition of transfer taxes or transaction charges associated with foreign exchanges. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.
The fund may invest in securities of foreign governments
(or agencies or subdivisions thereof), and therefore many, if not all, of the foregoing considerations apply to such investments as well. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. In addition, the fund may invest in securities into which they may be converted. The fund also may invest in securities denominated in European
Currency Units (ECUs). An ECU is a "basket" of a specified amount of currencies of certain member states of the European Community. In addition, the fund may invest in securities denominated in other currency "baskets."

Short-Term Debt Securities. Debt securities in which the fund may invest include notes, bills, commercial paper, obligations issued or guaranteed by the government or any of its political subdivisions, agencies or instrumentalities, and certificates of deposit. Debt securities represent money borrowed that obligate the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity
(when the obligation is due and payable) and usually to pay the holder interest at specific times.

All debt securities are subject to market risk and credit risk. Market risk relates to market-induced changes in a security's value, usually as a result of changes in interest rates. The value of the fund's investments in debt securities will change as interest rates fluctuate.
During periods of falling interest rates, the value of the fund's debt securities generally will rise. Conversely, during periods of rising interest rates, the value of the fund's debt securities generally will decline. Credit risk relates to the ability of the issuer to make payments of principal and interest. The fund has no restrictions with respect to the maturities or duration of the debt securities it holds. The fund's investment in fixed income securities with longer terms to maturity or greater duration are subject to greater volatility than the fund's shorter-term securities.

Money Market Instruments. The fund may invest for temporary defensive purposes in short-term instruments including corporate and government bonds and notes and money market instruments. Short-term instruments in which the fund may invest include obligations of banks having at least $1 billion in assets (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loan associations and similar institutions); commercial paper rated no lower than A-2 by Standard & Poor's Ratings Group or Prime-2 by
Moody's Investors Service, Inc. or the equivalent from another nationally recognized statistical rating organization or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the two highest rating categories; and repurchase agreements with respect to any of the foregoing entered into with banks and non-bank dealers approved by the trust's board of trustees.
Certificates of deposit ("CDs") are short-term, negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.
Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

U.S. Government Securities.  The fund may invest in U.S.
Government securities.  Generally, these securities include
U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or government-sponsored enterprises. U.S. Government securities also include Treasury receipts and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently. The fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying U.S.
Treasury securities. A zero coupon security pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. The market values of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Repurchase Agreements. The fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). The fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least
102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which the fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the fund's manager. The manager will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least
102% of the repurchase price (including accrued interest).
In addition, the manager will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price
(including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The manager will mark-to-market daily the value of the securities.
Repurchase agreements are considered to be loans by the fund under the 1940 Act.
Reverse Repurchase Agreements. The fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the fund pursuant to its agreement to repurchase them at a mutually agreed upon date, price and rate of interest.
At the time the fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). The fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the fund has sold but is obligated to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. The fund currently intends to invest not more than 33% of its net assets in reverse repurchase agreements.

Lending of Portfolio Securities. Consistent with applicable regulatory requirements, the fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board.
The fund will not lend portfolio securities to affiliates of the manager unless they have applied for and received specific authority to do so from the Securities and Exchange Commission ("SEC"). Loans of portfolio securities will be collateralized by cash, letters of credit or U.S.
government securities, which are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the fund. From time to time, the fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the fund and that is acting as a "finder."
By lending its securities, the fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Although the generation of income is not the primary investment goal of the fund, income received could be used to pay the fund's expenses and would increase an investor's total return. The fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the fund must receive at least 102% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the fund must be able to terminate the loan at any time; (iv) the fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the fund may pay only reasonable custodian fees in connection with the loan; and
(vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon a fund's ability to recover the loaned securities or dispose of the collateral for the loan.
Illiquid Securities. The fund may invest up to an aggregate amount equal to 15% of its net assets in illiquid securities, which term includes securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Options, Futures and Currency Strategies. The fund may use forward currency contracts and certain options and futures strategies to attempt to hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with the fund. There can be no assurance that such efforts will succeed.

In order to assure that the fund will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange
Act, regulations of the Commodity Futures Trading
Commission ("CFTC") require that the fund enter into transactions in futures contracts and options on futures only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions do not exceed 5% of the liquidation value of the fund's assets. To attempt to hedge against adverse movements in exchange rates between currencies, the fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date.
Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions.
For example, when the manager anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which the currency exchange transaction related to the purchase or sale will be made ("transaction hedging"). Further, when the manager believes that a particular currency may decline compared to the U.S. dollar or another currency, the fund may enter into a forward contract to sell the currency the manager expects to decline in an amount approximating the value of some or all of the fund's securities denominated in that currency, or when the manager believes that one currency may decline against a currency in which some or all of the portfolio securities held by the fund are denominated, it may enter into a forward contract to buy the currency expected to decline for a fixed amount ("position hedging"). In this situation, the fund may, in the alternative, enter into a forward contract to sell a different currency for a fixed amount of the currency expected to decline where the investment manager believes that the value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the value of the currency in which portfolio securities of the fund are denominated ("cross hedging"). The fund places (i) cash, (ii) U.S. Government securities or (iii) equity securities or debt securities (of any grade) in certain currencies provided such assets are liquid, unencumbered and marked to market daily, or other high-quality debt securities denominated in certain currencies in a separate account of the fund having a value equal to the aggregate account of the fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the securities placed in a separate account declines, additional cash or securities are placed in the account on a daily basis so that the value of the amount will equal the amount of the fund's commitments with respect to such contracts.

For hedging purposes, the fund may write covered call options and purchase put and call options on currencies to hedge against movements in exchange rates and on debt securities to hedge against the risk of fluctuations in the prices of securities held by the fund or which the manager intends to include in its portfolio. The fund also may use interest rates futures contracts and options thereon to hedge against changes in the general level in interest rates.

The fund may write call options on securities and currencies only if they are covered, and such options must remain covered so long as the fund is obligated as a writer. A call option written by the fund is "covered" if the fund owns the securities or currency underlying the option or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities or currencies held in its portfolio. A call option is also covered if the fund holds on a share-for-share basis a call on the same security or holds a call on the same currency as the call written where the exercise price of the call held is equal to less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the fund in cash, Treasury bills or other high-grade, short-term obligations in a segregated account on the fund's books.

The fund may purchase put and call options in anticipation of declines in the value of portfolio securities or increases in the value of securities to be acquired. In the event that the expected changes occur, the fund may be able to offset the resulting adverse effect on its portfolio, in whole or in part, through the options purchased. The risk assumed by the fund in connection with such transactions is limited to the amount of the premium and related transaction costs associated with the option, although the fund may be required to forfeit such amounts in the event that the prices of securities underlying the options do not move in the direction or to the extent anticipated.

Although the fund might not employ the use of forward currency contracts, options and futures, the use of any of these strategies would involve certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: dependence on the manager's ability to predict movements in the prices of individual debt securities, fluctuations in the general fixed-income markets and movements in interest rates and currency markets, imperfect correlation between movements in the price of currency, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the fund invests; lack of assurance that a liquid market will exist for any particular option, futures contract or options thereon at any particular time and possible need to defer or accelerate closing out certain options, futures contracts and options thereon in order to continue to qualify for the beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended (the "Code").

Over-the-counter options in which the fund may invest differ from exchange traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The fund may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options.

Options on Securities. As discussed more generally above, the fund may engage in the writing of covered call options.
The fund may also purchase put options and enter into closing transactions.

The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums the fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by the fund will normally have expiration dates between one and six months from the date written. The exercise price of the options may be below, equal to or above the current market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively.

The fund may write (a) in-the-money call options when the manager expects the price of the underlying security to remain flat or decline moderately during the option period, (b) at-the-money call options when the manager expects the price of the underlying security to remain flat or advance moderately during the option period and (c) out-of-the-money call options when the manager expects that the price of the security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options are used in equivalent transactions.

So long as the obligation of the fund as the writer of an option continues, the fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the fund effects a closing purchase transaction. The fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.
To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options
Clearing Corporation ("Clearing Corporation") or similar clearing corporation and the securities exchange on which the option is written.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. The fund expects to write options only on national securities exchanges or in the over-the-counter market. The fund may purchase put options issued by the Clearing Corporation or in the over-the-counter market.

The fund may realize a profit or loss upon entering into a closing transaction. In cases in which the fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the fund has purchased an option and engages in a closing sale transaction, whether it recognizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the fund initially paid for the original option plus the related transaction costs.

Although the fund generally will purchase or write only those options for which the manager believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing Corporation and national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the fund and other clients of the manager and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions.

In the case of options written by the fund that are deemed covered by virtue of the fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the fund has written options may exceed the time within which the fund must make delivery in accordance with an exercise notice. In these instances, the fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the fund will not bear any market risk because the fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Although the manager will attempt to take appropriate measures to minimize the risks relating to the fund's writing of call options and purchasing of put and call options, there can be no assurance that the fund will succeed in its option-writing program.

Stock Index Options. As described generally above, the fund may purchase put and call options and write call options on domestic stock indexes listed on domestic exchanges in order to realize its investment objective of capital appreciation or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index or the
Canadian Market Portfolio Index, or a narrower market index such as the Standard & Poor's 100. Indexes also are based on an industry or market segment such as the American Stock
Exchange Oil and Gas Index or the Computer and Business
Equipment Index.

Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash
"exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.
The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the fund correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock.
Accordingly, successful use by the fund of options on stock indexes will be subject to the manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures Contracts and Options on Futures Contracts. As described generally above, the fund may invest in stock index futures contracts and options on futures contracts that are traded on a domestic exchange or board of trade.
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The primary purpose of entering into a futures contract by the fund is to protect the fund from fluctuations in the value of securities without actually buying or selling the securities. The fund may enter into futures contracts and options on futures to seek higher investment returns when a futures contract is priced more attractively than stocks comprising a benchmark index, to facilitate trading or to reduce transaction costs. The fund will only enter into futures contracts and options on futures contracts that are traded on a domestic exchange and board of trade. Assets committed to futures contracts will be segregated on the fund's books to the extent required by law.

The purpose of entering into a futures contract by the fund is to protect the fund from fluctuations in the value of securities without actually buying or selling the securities. For example, in the case of stock index futures contracts, if the fund anticipates an increase in the price of stocks that it intends to purchase at a later time, the fund could enter into contracts to purchase the stock index
(known as taking a "long" position) as a temporary substitute for the purchase of stocks. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts increases and thereby serves as a hedge against the fund's not participating in a market advance. The fund then may close out the futures contracts by entering into offsetting futures contracts to sell the stock index (known as taking a "short" position) as it purchases individual stocks. The fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities. But by using futures contracts as an investment tool to reduce risk, given the greater liquidity in the futures market, it may be possible to accomplish the same result more easily and more quickly.

No consideration will be paid or received by the fund upon the purchase or sale of a futures contract. Initially, the fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the fund, upon termination of the futures contract, assuming all contractual obligations have been satisfied.
Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." In addition, when the fund enters into a long position in a futures contract or an option on a futures contract, it must deposit into a segregated account on the fund's books an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in the fund's commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, the fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's existing position in the contract.

There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by the fund is subject to the ability of the manager to predict correctly movements in the stock market or in the direction of interest rates. These predictions involve skills and techniques that may be different from those involved in the management of investments in securities. In addition, there can be no assurance that there will be a perfect correlation between movements in the price of the securities underlying the futures contract and movements in the price of the securities that are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in market behavior or interest rates.

Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. In addition, although the fund intends to enter into futures contracts only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts at any particular time.
Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the fund would be required to make daily cash payments of variation margin; in such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

Index-Related Securities ("Equity Equivalents"). The fund may invest in certain types of securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an index. Such Equity
Equivalents include among others DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), SPDRs or Standard &
Poor's Depositary Receipts (interests in a portfolio of securities that seeks to track the performance of the S&P
500 Index), WEBS or World Equity Benchmark Shares
(interests in a portfolio of securities that seeks to track the performance of a benchmark index of a particular foreign country's stocks), and the Nasdaq-100 Trust
(interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market Index). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indexes as well as the securities that make up those indexes. For example, if the securities comprising an index perform poorly, the index-related security that an index-related security seeks to track will lose value.

Equity Equivalents may be used for several purposes, including, to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns where an Equity
Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities comprising the indexes they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying the fund's assets across a broad range of equity securities.
To the extent the fund invests in securities of other investment companies, fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operation. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, then, shareholders invest in Equity Equivalents may pay higher operational costs than if they owned the underlying investment companies directly. Additionally, the fund's investments in such investment companies are subject to limitations under the 1940 Act and market availability.
The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company.
Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting an Equity Equivalent could adversely affect the liquidity and value of the shares of the Fund investing in such instruments.

Economic and Monetary Union (EMU).  As part of EMU, on
January 1, 1999 11 European countries adopted a single common currency -- the Euro; however, budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A
European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU may create new economic opportunities for investors, such as easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. However, EMU and the introduction of the Euro present unique risks and uncertainties for investors in EMU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions; (iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the funds' portfolios;
(iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies; and (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the fund.


INVESTMENT RESTRICTIONS

The investment restrictions numbered 1 through 7 below and the fund's investment objective have been adopted by the trust as fundamental policies of the fund. Under the 1940
Act, a fundamental policy may not be changed with respect to a fund without the vote of a majority of the outstanding voting securities of the fund. Majority is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a fund meeting, if the holders of more than 50% of the outstanding shares of the fund are present or represented by proxy, or (b) more than 50% of outstanding shares. The remaining restrictions may be changed by a vote of a majority of the trust's board of trustees at any time.

Under the investment restrictions adopted by the trust with respect to the fund: The fund will not

	1.	Invest in a manner that would cause it to fail
to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

	2.	Issue "senior securities" as defined in the
1940 Act, and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

	3.	Invest more than 25% of its total assets in
securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government
(including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

	4.	Borrow money, except that (a) the fund may
borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and
(b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.

	5.	Make loans.  This restriction does not apply
to: (a) the purchase of debt obligations in which the fund may invest consistent with its investment objective and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

	6.	Engage in the business of underwriting
securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

7.	Purchase or sell real estate, real estate
mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from: (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate
(including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the fund's investment objective and policies); or (d) investing in real estate investment trust securities.

	8.	Purchase any securities on margin (except for
such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

	9.	Invest in oil, gas or other mineral exploration
or development programs.

	10.	Purchase or otherwise acquire any security if,
as a result, more than 15% of its net assets would be invested in securities that are illiquid.

11. Invest for the purpose of exercising control of management.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

TRUSTEES OF THE TRUST AND EXECUTIVE OFFICERS OF THE FUND

The names of the trustees of the trust and executive officers of the fund, together with information as to their principal business occupations, are set forth below. The executive officers of the fund are employees of organizations that provide services to the fund. Each trustee who is an "interested person" of the trust, as defined in the 1940 Act, is indicated by an asterisk. The address of the "non-interested" trustees and the executive officers of the fund is 7 World Trade Center, New York, New
York 10048, unless otherwise indicated.

Herbert Barg, Trustee (Age 77). Private Investor. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania
19004. Director/Trustee of sixteen investment companies associated with Citigroup, Inc. ("Citigroup")

*Alfred J. Bianchetti Trustee (Age 78).  Retired; formerly
Senior Consultant to Dean Witter Reynolds Inc. His address is 19 Circle End Drive, Ramsey, New Jersey 07466.
Director/Trustee of eleven investment companies associated with Citigroup.

Martin Brody Trustee (Age 79).  Consultant, HMK Associates;
Retired Vice Chairman of the Board of Restaurant Associates
Corp.  His address is c/o HMK Associates, 30 Columbia
Turnpike, Florham Park, New Jersey 07932. Director/Trustee of twenty investment companies associated with Citigroup.

Dwight B. Crane Trustee (Age 63).  Professor, Harvard
Business School.  His address is c/o Harvard Business
School, Soldiers Field Road, Boston, Massachusetts 02163.
Director/Trustee of twenty-three investment companies associated with Citigroup.

Burt N. Dorsett Trustee (Age 70).  Managing Partner of
Dorsett McCabe Management. Inc., an investment counseling firm; Director of Research Corporation Technologies, Inc., a nonprofit patent clearing and licensing firm. His address is 201 East 62nd Street, New York, New York 10021.
Director/Trustee of eleven investment companies associated with Citigroup.

Elliot S. Jaffe Trustee (Age 74). Chairman of the Board and President of The Dress Barn, Inc. His address is 30
Dunnigan Drive, Suffern, New York 10901. Director/Trustee of eleven investment companies associated with Citigroup.

Stephen E. Kaufman Trustee (Age 69). Attorney. His address is 277 Park Avenue, New York, New York 10172.
Director/Trustee of thirteen investment companies associated with Citigroup.

Joseph J. McCann Trustee (Age 70).  Financial Consultant;
Retired Financial Executive, Ryan Homes, Inc. His address is 200 Oak Park Place, Pittsburgh, Pennsylvania 15243.
Director/Trustee of eleven investment companies associated with Citigroup.

*Heath B. McLendon Trustee (Age 67). Chairman of the Board,
President and Chief Executive Officer; Managing Director of
Salomon Smith Barney; President of the manager and Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-
Chairman of the Board of seventy-seven investment companies associated with Salomon Smith Barney. His address is 7
World Trade Center, New York, New York 10048.

Cornelius C. Rose, Jr. Trustee (Age 67).  President,
Cornelius C. Rose Associates, Inc., financial consultants, and Chairman and Director of Performance Learning Systems, an educational consultant. His address is Meadowbrook
Village, Building 4, Apt 6, West Lebanon, New Hampshire
03784. Director/Trustee of eleven investment companies associated with Citigroup.

Lewis E. Daidone (Age 43).  Managing Director of Salomon
Smith Barney; Chief Financial Officer of the Smith Barney
Mutual funds; Director and Senior Vice President of the manager and TIA. Senior Vice President or Executive Vice
President and Treasurer of eighty-three investment companies associated with Citigroup. His address is 125
Broad Street, New York, New York 10004.

Lawrence Weissman (Age 40).  Vice President and Investment
Officer; Managing Director of Salomon Smith Barney;
Investment Officer of the manager; prior to 1998, portfolio manager at Neuberger & Berman, LLC.; prior to that he was a portfolio manager at TIAA-CREFF. His address is 7 World
Trade Center, New York, New York 10048.

Susan Kempler (Age 41).  Vice President and Investment
Officer; Managing Director of  Salomon Smith Barney;
Investment Officer of the manager; prior to 1997, portfolio manager at U.S. Trust; prior to that she was an analyst at Morgan Stanley. Her address is 7 World Trade Center, New
York, New York  10048.

Paul Brook (Age 47). Controller; Director of Salomon Smith
Barney; from 1997-1998 Managing Director of AMT Capital
Services Inc.; prior to 1997, Partner with Ernst & Young
LLP. Controller or Assistant Treasurer of sixty investment companies associated with Citigroup. His address is 125
Broad Street, New York, New York 10004.

Christina T. Sydor (Age 50). Secretary; Managing Director of Salomon Smith Barney; General Counsel and Secretary of the manager and TIA. Secretary of sixty investment companies associated with Citigroup. Her address is 7 World
Trade Center, New York, New York  10048.

As of March 2, 2001, the trustees and officers owned, in the aggregate, less than 1% of the outstanding shares of the fund. No officer, director or employee of Salomon Smith
Barney or any of its affiliates receives any compensation from the trust for serving as an officer of the funds or trustee of the trust. The trust pays each trustee who is not an officer, director or employee of Salomon Smith
Barney or any of its affiliates a fee of $12,000 per annum plus $1000 per in-person meeting and $100 per telephonic meeting. Each trustee emeritus who is not an officer, director or employee of Salomon Smith Barney or its affiliates receives a fee of $5,000 per annum plus $500 per in-person meeting and $50 per telephonic meeting. All trustees are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings and for the most recent calendar year it was $9,737.

For the fiscal year ended November 30, 2000, the trustees of the fund were paid the following compensation:




Name of Person



Aggregate
Compensat
ion
From
Trust

Total
Pension or
Retirement
Benefits
Accrued
As part of
Trust
Expenses

Compensation
From Trust
and Fund
Complex
Paid to
Trustees

Number of
Funds for
Which Trustee
Serves Within
Fund Complex

Herbert Barg**
Alfred
Bianchetti*
Martin Brody**
Dwight B.
Crane**
Burt N.
Dorsett**
Elliot S.
Jaffe**
Stephen E.
Kaufman**
Joseph J.
McCann**
Heath B.
McLendon*
Cornelius C.
Rose, Jr.**

$ 15,114
  15,034
   12,942
   15,114
   15,114
   14,976
   15,114
   15,114
-----
   15,114

$0
0
0
0
0
0
0
0
0
0

$116,075
    58,900
  132,950
  153,175
   59,500
   58,700
  114,000
   59,500
------
  59,500

16
11
20
23
11
11
13
11
87
11

* 	Designated an "interested" trustee.
**	Designates member of Audit Committee

Upon attainment of age 80, fund trustees are required to change to emeritus status. Trustees emeritus are entitled to serve in emeritus status for a maximum of 10 years. A trustee emeritus may attend meetings but has no voting rights.

The following table contains a list of shareholders of record that beneficially owned at least 5% of the outstanding shares of a particular class of shares of the fund as of March 2, 2001.

CLASS A - PERCENTAGE OF SHARES

PFS Shareholder Services (A)
Attn:  Jay Barnhill
3100 Breckinridge Blvd.
Duluth, GA  30199
Owned 2,013,127.030 shares (13.06%)

CLASS B - PERCENTAGE OF SHARES

PFS Shareholder Services (B)
Attn:  Jay Barnhill
3100 Breckinridge Blvd.
Duluth, GA  30199
Owned 2,280,532.872 shares (9.28%)

CLASS Y - PERCENTAGE OF SHARES

Smith Barney Allocation Series, Inc.
Allocation Growth Portfolio
PNC Bank NA
Attn:  Sheila Heacock
8800 Tinicum Blvd. 3 Fl., Ste 200
Philadelphia,  PA 19153-3111
Owned 2,605,068.430 shares (43.99%)
Smith Barney Allocation Series, Inc.
Allocation High Growth Portfolio
PNC Bank NA
Attn:  Sheila Heacock
8800 Tinicum Blvd. 3 Fl., Ste 200
Philadelphia,  PA 19153-3111
Owned 2,198,761.916 shares (37.13%)

Smith Barney Allocation Series, Inc.
Select Growth Portfolio
PNC Bank NA
Attn:  Sheila Heacock
8800 Tinicum Blvd. 3 Fl., Ste 200
Philadelphia,  PA 19153-3111
Owned 624,581.524 shares (10.54%)

Smith Barney Allocation Series, Inc.
Select High Growth Portfolio
PNC Bank NA
Attn:  Sheila Heacock
8800 Tinicum Blvd. 3 Fl., Ste 200
Philadelphia,  PA 19153-3111
Owned 415,975.119 shares (7.02%)


INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Manager - SBFM

SBFM serves as investment manager to the fund pursuant to an investment management agreement (the "Investment Management Agreement") with the trust which was approved by the board of trustees, including a majority of trustees who are not "interested persons" of the trust or the manager. The manager is a wholly owned subsidiary of Salomon Smith
Barney Holdings Inc. ("Holdings"), which in turn, is a wholly owned subsidiary of Citigroup. Subject to the supervision and direction of the trust's board of trustees, the manager manages the fund's portfolio in accordance with the fund's stated investment objective and policies, makes investment decisions for the fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the fund. The manager pays the salary of any officer and employee who is employed by both it and the trust. The manager bears all expenses in connection with the performance of its services. The manager bears all expenses in connection with the performance of its services. The manager also: (a) assists in supervising all aspects of the fund's operations except those performed by the fund's investment manager under its investment advisory agreement; b) supplies the fund with office facilities (which may be in the manager's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of (i) the net asset value of shares of the fund, (ii) applicable contingent deferred sales charges ("deferred sales charge") and similar fees and charges and (iii) distribution fees, internal auditing and legal services, internal executive and administrative services, and stationary and office supplies; and (c) prepares reports to shareholders of the fund, tax returns and reports to and filings with the SEC and state blue sky authorities.

As compensation for investment management services, the fund pays the manager a fee computed daily and paid monthly at the annual rate of 0.75% of the fund's average daily net assets. The management fee paid by the fund was $202,181, $3,544,958 and $7,444,361 in fiscal years ended November
30, 1998, 1999 and 2000, respectively.

Auditors

KPMG LLP, independent auditors, 757 Third Avenue, New York,
New York 10017, has been selected as the fund's independent auditor to examine and report on the fund's financial statements for the fiscal year ending November 30, 2001.

Counsel

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New
York 10019, serves as counsel to the fund.

Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York,
New York 10038, serves as counsel to the directors who are not "interested persons" of the fund.

Custodian, Transfer Agent and Sub-Transfer Agent

PFPC Trust Company ("custodian") located at 8800 Tinicum
Boulevard, Philadelphia, Pennsylvania, 19153, serves as the custodian of the fund. Under its custody agreement with the fund, the custodian holds the fund's securities and keeps all necessary accounts and records. For its services, the custodian receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transactions charges. The assets of the fund are held under bank custodianship in compliance with the 1940 Act.

Citi Fiduciary Trust Company (the "transfer agent"), located at 125 Broad Street, New York, New York 10004, serves as the fund's transfer and dividend-paying agent.
Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund, distributes dividends and distributions payable by the fund and produces statements with respect to account activity for the fund and its shareholders. For these services, the transfer agent receives fees from the fund computed on the basis of the number of shareholder accounts that the transfer agent maintains for the fund during the month and is reimbursed for out-of-pocket expenses.

PFPC Global Fund Services ("PFPC" or "sub-transfer agent"), located at Exchange Place, Boston, Massachusetts 02109, serves as the trust's sub-transfer agent. Under the transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the trust, handles certain communications between shareholders and the trust and distributes dividends and distributions payable by the trust. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the trust during the month, and is reimbursed for out-of-pocket expenses.
The trust on behalf of the fund has also engaged the services of PFS Shareholder Services as a sub-transfer agent for PFS Accounts ( "PFS" or "sub-transfer agent").
PFS is located at 3100 Breckinridge Blvd, Bldg 200, Duluth,
Georgia 30099-0062.

Code of Ethics. Pursuant to Rule 17j-1 of the 1940 Act, the fund, the manager and principal underwriter has adopted a code of ethics that permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the code and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility. A copy of the fund's Code of Ethics is on file with the SEC.

Distributor

Effective June 5, 2000, Salomon Smith Barney, Inc., located
at 388 Greenwich Street, New York, New York 10013 and PFS
serve as the fund's co-distributors pursuant to a written
agreement dated June 5, 2000 (the "Distribution Agreement")
which was approved by the fund's board of trustees,
including a majority of the independent trustees, on April
17, 2000.   Prior to and up to June 5, 2000, CFBDS, Inc.
served as the fund's distributor.
The distributor may be deemed to be an underwriter for purposes of the Securities Act of 1933 (the "1933 Act")
From time to time, the distributor, or PFS or its affiliates may also pay for certain non-cash sales incentives provided to PFS Investments Registered
Representatives. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, PFS may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to PFS Investments Registered
Representatives that sell shares of each portfolio.
The distributor has entered into a selling agreement with PFS and PFS has entered into an agreement with PFSI giving
PFSI the right to sell shares of the fund on behalf of the distributor. The distributor's obligation is an agency or "best efforts" arrangement under which the distributor is required to take and pay only for such shares of each portfolio as may be sold to the public. The distributor is not obligated to sell any stated number of shares. The
Distribution Agreement is renewable from year to year if approved (a) by the directors or by a vote of a majority of the fund's outstanding voting securities, and (b) by the affirmative vote of a majority of directors who are not parties to the Distribution Agreement or interested persons of any party by votes cast in person at a meeting called for such purpose. The Distribution Agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 60 days' written notice.

For the period September 1, 1998 through October 7, 1998 the aggregate dollar amount of commissions on Class A shares was $104,000 all of which was paid to Salomon Smith
Barney.  For the period October 8, 1998 through November
30, 1998 the aggregate dollar amount of commissions on Class A shares was $592,000, $532,800 of which was paid to Salomon Smith Barney. For the fiscal year ended November
30, 1999 the aggregate dollar amount of commissions on Class A shares was $1,421,000 of which $1,278,900 was paid to Salomon Smith Barney. For the fiscal year ended
November 30, 2000 the aggregate dollar amount of commissions on Class A shares was $3,176,000 of which a portion was paid to Salomon Smith Barney and CFBDS.
For the fiscal period ended November 30, 2000 the aggregate dollar amount of commissions on Class A shares paid to PFS was $867,780.

For the period September 1, 1998 through October 7, 1998 the aggregate dollar amount of commissions on Class L shares was $58,000, all of which was paid to Salomon Smith
Barney. For the period October 8, 1998 through November 30,
1998 the aggregate dollar amount of commissions on Class L shares was $270,000, $243,000 of which was paid to Salomon
Smith Barney. For the fiscal year ended November 30, 1999 the aggregate dollar amount of commissions on Class L shares was $919,000, of which $827,000 was paid to Salomon
Smith Barney. For the fiscal year ended November 30, 2000 the aggregate dollar amount of commissions on Class L shares was $1,233,000 of which a portion was paid to Salomon Smith Barney and CFBDS.

For the fiscal period ended November 30, 2000, the aggregate dollar amount of commissions on Class 1 shares paid to PFS was $21,532.

For the fiscal period ended November 30, 1998, Salomon
Smith Barney received from shareholders $10,000 and $2,000,
in deferred sales charges on the redemption of Class B and Class L shares, respectively. For the fiscal year ended November 30, 1999 Salomon Smith Barney received from shareholders $6,000, $318,000 and $44,000 in deferred sales charges on the redemption of Class A, Class B, and Class L shares respectively. For the fiscal year ended November
30, 2000 Salomon Smith Barney received from shareholders $7,000, $537,000 and $62,000 in deferred sales charges on the redemption of Class A, Class B and Class L shares,
respectively.   For the fiscal period ended November 30, 2000,
PFS received from shareholders $76,555 in deferred sales charges on the redemption of Class B shares.

When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The fund's board of trustees has been advised of the benefits to Salomon Smith
Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment Management and Distribution Agreements for continuance.

Distribution Arrangements.  To compensate Salomon Smith
Barney and PFSI for the service it provides and for the expense it bears, the fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The only classes of shares being offered for sale through PFSI are Class1 shares, Class A shares and Class B shares. Under the Plan, the fund pays Salomon
Smith Barney or PFSI (which pays it registered representative) a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the fund's average daily net assets attributable to the Class A, and Class B shares. In addition, the fund pays Salomon Smith Barney a distribution fee with respect to Class B and Class L shares primarily intended to compensate Salomon Smith Barney for its initial expense of paying Financial Consultants a commission upon sales of those shares. The Class B and Class L distribution fee is calculated at the annual rate of 0.75% of the value of the fund's average net assets attributable to the shares of the respective Class.




The following service and distribution fees were incurred pursuant to a Distribution Plan during the fiscal years indicated:



Distribution Plan Fees





Fiscal Year
Ended
11/30/00

Fiscal Year
Ended 11/30/99

Fiscal Year
Ended
11/30/98

Class A

$
546,598

$
231,993

$
16,625

Class B

$3,721,7
15

$1,695,0
42

$
121,874

Class L

$2,601,0
50

$1,130,2
46

$
81,200


For the fiscal year ended November 30, 2000, the distributor incurred distribution expenses totaling
$5,145,529, consisting of $137,922 for advertising, $10,480
for printing and mailing of prospectuses, $962,437 for support services, $3,735,628 to Salomon Smith Barney
Financial Consultants, and $299,062 in accruals for interest on the excess of Salomon Smith Barney expenses incurred in distribution of the funds' shares over the sum of the distribution fees and deferred sales charge received by Salomon Smith Barney from the fund. For the fiscal year ended November 30, 2000, the distributor, received
$6,869,363 in the aggregate from the Plan.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the board of trustees, including a majority of the trustees who are not interested persons of the trust and who have no direct or indirect financial interest in the operation of the Plan or in the Distribution Agreement (the "independent trustees"). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the trustees including all of the independent trustees in the manner described above. The
Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the independent trustees or, with respect to any fund, by vote of a majority of the outstanding voting securities of a fund (as defined in the 1940 Act). Pursuant to the Plan, Salomon
Smith Barney will provide the board of trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

The only classes of shares being offered for sale through PFS Distributors is Class A shares and Class B shares.
Pursuant to the Plan (described above), PFS Distributors is paid an annual service fee with respect to Class A and Class B shares of the fund sold through PFS Distributors at the annual rate of 0.25% of the average daily net assets of the respective class. PFS Distributors is also paid an annual distribution fee with respect to Class B shares at the annual rate of 0.75% of the average daily net assets attributable to that Class. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee. The fees are paid to PFS Distributors, which in turn, pays PFS Investments Inc. ("PFS
Investments") to pay its PFS Investments Registered
Representatives for servicing shareholder accounts and, in the case of Class B shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors;
payments to and expenses of PFS Investments Registered
Representatives and other persons who provide support services in connection with the distribution of shares;
interest and/or carrying charges; and indirect and overhead costs of PFS Investments associated with the sale of fund shares, including lease, utility, communications and sales promotion expenses.

The payments to PFS Investments Registered Representatives for selling shares of a class include a commission or fee paid by the investor or PFS at the time of sale and, with respect to Class A and Class B shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that class. PFS Investments Registered
Representatives may receive different levels of compensation for selling different classes of shares.

PFS Investments may be deemed to be an underwriter for purposes of the 1933 Act. From time to time, PFS or its affiliates may also pay for certain non-cash sales incentives provided to PFS Investments Registered
Representatives. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, PFS may from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to PFS Investments Registered
Representatives who sell shares of the fund.

PORTFOLIO TRANSACTIONS

The manager arranges for the purchase and sale of the fund's securities and selects brokers and dealers
(including Salomon Smith Barney) which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. The manager may select brokers and dealers that provide it with research services and may cause the fund to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including Salomon Smith
Barney, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research statistical or other services to enable the manager to supplement its own research and analysis.

Decisions to buy and sell securities for the fund are made by the manager, subject to the overall supervision and review of the trust's board of trustees. Portfolio securities transactions for the fund are effected by or under the supervision of the manager.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price of those securities includes an undisclosed commission or mark-up. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

In executing portfolio transactions and selecting brokers or dealers, it is the fund's policy to seek the best overall terms available. The manager, in seeking the most favorable price and execution, considers all factors it deems relevant, including, for example, the price, the size of the transaction, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. The manager receives research, statistical and quotation services from several broker-dealers with which it places the fund's portfolio transactions. It is possible that certain of the services received primarily will benefit one or more other accounts for which the manager exercises investment discretion. Conversely, the fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. The manager's fee under the management agreement is not reduced by reason of its receiving such brokerage and research services. The trust's board of trustees, in its discretion, may authorize the manager to cause the fund to pay a broker that provides brokerage and research services to the manager a commission in excess of that which another qualified broker would have charged for effecting the same transaction. Salomon Smith Barney will not participate in commissions from brokerage given by the fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom.

In accordance with Section 17(e) of the 1940 Act and Rule
17e-1 thereunder, the trust's board of trustees has determined that any portfolio transaction for the fund may be executed through Salomon Smith Barney or an affiliate of Salomon Smith Barney if, in the manager's judgment, the use of Salomon Smith Barney or an affiliate is likely to result in price and execution at least as favorable as those of other qualified brokers and if, in the transaction, Salomon
Smith Barney or the affiliate charges the fund a commission rate consistent with those charged by Salomon Smith Barney or an affiliate to comparable unaffiliated customers in similar transactions. In addition, under SEC rules Salomon
Smith Barney may directly execute such transactions for the fund on the floor of any national securities exchange, provided: (a) the board of trustees has expressly authorized Salomon Smith Barney to effect such transactions; and (b) Salomon Smith Barney annually advises the fund of the aggregate compensation it earned on such transactions.

Even though investment decisions for the fund are made independently from those of the other accounts managed by the manager, investments of the kind made by the fund also may be made by those other accounts. When the fund and one or more accounts managed by the manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the manager to be equitable. In some cases, this procedure may adversely affect the price paid or received by the fund or the size of the position obtained for or disposed of by the fund.

The fund will not purchase securities during the existence of any underwriting or selling group relating to the securities, of which the manager is a member, except to the extent permitted by the SEC. Under certain circumstances, the fund may be at a disadvantage because of this limitation in comparison with other funds that have similar investment objectives but that are not subject to a similar limitation.







The fund has paid the following in brokerage commissions for portfolio transactions :


					Fiscal Year		Fiscal Year
		Fiscal Period
Ended 			Ended
		Ended
					11/30/00
	11/30/99			11/30/98


Total Brokerage Commissions		$929,941
	$496,811		$133,876


Total Brokerage Commissions
paid to Salomon Smith Barney		$  21,932		$
10,200		$      0

% of Total Brokerage Commissions	     2.36%
2.05%		        0%
paid to Salomon Smith Barney

% of Total Transactions involving	      1.16%
2.04%		        0%
Commissions paid to Salomon
Smith Barney

During the fiscal years ended November 30, 1998, 1999 and 2000 the total amount of commissionable transactions was $133,217,263, $426,679,434 and $740,411,765, respectively.

Portfolio securities transactions on behalf of the fund are placed by the manager with a number of brokers and dealers, including Salomon Smith Barney. Salomon Smith Barney has advised the fund that in transactions with the fund, Salomon Smith Barney charges a commission rate at least as favorable as the rate that Salomon Smith Barney charges its comparable unaffiliated customers in similar transactions.

PORTFOLIO TURNOVER

The fund's portfolio turnover rate (the lesser of purchases or sales of portfolio securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of portfolio securities) is generally not expected to exceed 100%. The rate of turnover will not be a limiting factor, however, when the fund deems it desirable to sell or purchase securities. This policy should not result in higher brokerage commissions to the fund, as purchases and sales of portfolio securities are usually effected as principal transactions. Securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality purchased at approximately the same time to take advantage of what the fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of tax-exempt securities. The fund's portfolio turnover rate for the fiscal years ended November
30, 1999 and 2000 was 61% and 69%, respectively.


PURCHASE OF SHARES

Sales Charge Alternatives

The following classes of shares are available for purchase.
See the prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:


Amount
of
Investme
nt

Sales Charge
as a %
of
Transaction

Sales
Charge as a
%
of Amount
Invested

Dealers'
Reallowance as
%
Of Offering
Price
Less than
$25,000
5.00%
5.26%
4.50%
$  25,000 -
49,999
4.25
4.44
3.83
    50,000 -
99,999
3.75
3.63
3.38
    100,000 -
249,999
3.25
3.09
2.48
    250,000 -
499,999
2.75
2.04
1.80
    500,000 -
999,000
 1,000,000 or
more
2.00
0
2.04
0
1.80
up to 1.00


Purchases of Class A shares of $1,000,000 or more will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is payable to Salomon Smith
Barney, which compensates Salomon Smith Barney Financial
Consultants, PFS or Service Agents whose clients make purchases of $1,000,000 or more. The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class B and Class L shares is waived. See "Deferred Sales Charge Provisions" and "Waivers of Deferred Sales Charge."
Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the fund as defined in the 1933 Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Class B Shares. Class B shares are sold without an initial sales charge but are subject to a Deferred Sales Charge payable upon certain redemptions. See "Deferred Sales
Charge Provisions."

Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales
Charge Provisions".  Until June 22, 2001 purchases of Class
L shares by investors who were holders of Class C shares of other Smith Barney mutual funds on June 12, 1998 will not be subject to the 1% initial sales charge.

Class Y Shares. Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000
(except purchases of Class Y shares by Smith Barney
Allocation Series Inc., for which there is no minimum purchase amount).

Class 1 Shares. Class 1 shares are offered only through PFS Accounts, and only to Eligible Class 1 Purchasers, at the next determined net asset value plus a sales charge, as set forth below.




Size of Investment

As % of
Net Amount
Invested


As % of
Offering
Price
Reallowed to
PFS
(as a % of
Offering
Price)*
Less than $10,000
9.29%
8.50%
7.00%
$     10,000 but less than
$    25,000
8.40%
7.75%
6.25%
$     25,000 but less than
$    50,000
6.38%
6.00%
5.00%
$     50,000 but less than
$  100,000
4.71%
4.50%
3.75%
$   100,000 but less than
$   250,000
3.63%
3.50%
3.00%
$   250,000 but less than
$   400,000
2.56%
2.50%
2.00%
$   400,000 but less than
$   600,000
2.04%
2.00%
1.60%
$   600,000 but less than
$5,000,000
1.01%
1.00%
0.75%
$5,000,000 or more
0.25%
0.25%
0.20%


Class 1 shares may be purchased at net asset value by the Primerica Plan for eligible Class 1 Purchasers participating in the Primerica Plan, subject to the provisions of ERISA. Shares so purchased are purchased for investment purposes and may not be resold except by redemption or repurchase by or on behalf of the Primerica
Plan. Class 1 Shares are also offered at net asset value to accounts opened for shareholders by PFS Investments
Registered Representatives where the amounts invested represent the redemption proceeds from investment companies distributed by an entity other than the distributor, if such redemption has occurred no more than 60 days prior to the purchase of shares of the fund and the shareholder paid an initial sales charge and was not subject to a deferred sales charge on the redeemed account. Shares are offered at net asset value to such persons because of anticipated economies in sales efforts and sales related expenses. The fund may terminate, or amend the terms of, offering shares of the fund at net asset value to such persons at any time. PFS may pay PFS Investment Registered
Representatives through whom purchases are made at net asset value an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than the distributor. Contact the sub-transfer agent at (800) 544-
5445 for further information and appropriate forms.

PFS Investments Accounts. The fund offers two Classes of shares to investors purchasing shares through PFS
Investments: Class A shares, Class B shares and Class 1 shares.

Initial purchases of shares of the fund must be made through a PFS Investments Registered Representative by completing the appropriate application.
The completed application should be forwarded to PFS Shareholder Services, P.O. Box 105033, Atlanta,
Georgia 30348. Checks drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check. Subsequent investments may be sent directly to PFS Shareholder Services. In processing applications and investments, the PFS
Shareholder Services acts as agent for the investor and for PFS Investments and also as agent for the distributor, in accordance with the terms of the prospectus. If Citi
Fiduciary Trust Company ceases to act as such, a successor company named by the fund will act in the same capacity so long as the account remains open.

Shares purchased will be held in the shareholder's account by PFS Shareholder Services. Share certificates are issued only upon a shareholder's written request to PFS
Shareholder Services. A shareholder who has insufficient funds to complete any purchase, will be charged a fee of $30 per returned purchase by PFS Shareholder Services.

Investors in Class A and Class B shares may open an account by making an initial investment of at least $1,000 for each account in each Class (except for Systematic Investment
Plan accounts), or $250 for an IRA or a Self-Employed
Retirement Plan in the fund. Subsequent investments of at least $50 may be made for each Class. For participants in retirement plans qualified under Section 403(b)(7) or
Section 401(a) of the Code, the minimum initial investment requirement for Class A and Class B shares and the subsequent investment requirement for each Class in the fund is $25. There are no minimum investment requirements in Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, Directors or
Trustees of any of the Smith Barney mutual funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Purchase orders received by the Transfer Agent or PFS Shareholder Services prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day.

Upon completion of certain automated systems, initial purchases of fund shares may be made by wire. The minimum investment that can be made by wire is $10,000. Before sending the wire, the PFS Investments Registered
Representative must contact PFS Shareholder Services at
(800) 665-8677 to obtain proper wire instructions. Once an account is open, a shareholder may make additional investments by wire. The shareholder should contact PFS
Shareholder Services at (800) 544-5445 to obtain proper wire instructions.

Upon completion of certain automated systems, shareholders who establish telephone transaction authority on their account and supply bank account information will be able to make additions to their accounts at any time. Shareholders should contact PFS Shareholder Services at (800) 544-5445 between 8:00 a.m. and 8:00 p.m. eastern time any day that the NYSE is open. If a shareholder does not wish to allow telephone subsequent investments by any person in his account, he should decline the telephone transaction option on the account application. The minimum telephone subsequent investment is $250 and can be up to a maximum of $10,000. By requesting a subsequent purchase by telephone, you authorize PFS Shareholder Services to transfer funds from the bank account provided for the amount of the purchase. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $30 by PFS Shareholder Services. A shareholder who places a stop payment on a transfer or the transfer is returned because the account has been closed, will also be charged a fee of up to $30 by PFS Shareholder Services. Subsequent investments by telephone may not be available if the shareholder cannot reach PFS Shareholder Services whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the fund's regular subsequent investment procedure described above.

PFS may pay its Registered Representatives an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than PFS Investments. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

In addition, Class A shares of the fund may be purchased at net asset value by the PFS Primerica Corporation Savings and Retirement Plan (the ''Primerica Plan'') for its participants, subject to the provisions of the Employee
Retirement Income Security Act of 1974, as amended
(''ERISA''). Class A shares so purchased are purchased for investment purposes and may not be resold except by redemption or repurchase by or on behalf of the Primerica
Plan. Class A shares are also offered at net asset value to accounts opened for shareholders by PFS Investments
Registered Representatives where the amounts invested represent the redemption proceeds from investment companies distributed by an entity other than PFS, if such redemption has occurred no more than 60 days prior to the purchase of shares of the trust, and the shareholder paid an initial sales charge and was not subject to a deferred sales charge on the redeemed account. Class A shares are offered at net asset value to such persons because of anticipated economies in sales efforts and sales related expenses. The fund may terminate, or amend the terms of, offering shares of the fund at net asset value to such persons at any time.
PFS may pay PFS Investments Registered Representatives, through whom purchases are made at net asset value, an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than PFS. Contact
PFS Shareholder Services at (800) 544-5445 for further information and appropriate forms.

An account transcript is available at a shareholder's request, which identifies every financial transaction in an account since it has opened. To defray administrative expenses involved with providing multiple years worth of information, there is a $15 charge for each Account
Transcript requested. Additional copies of tax forms are available at the shareholder's request. A $10 fee for each tax form will be assessed.

Additional information regarding PFS Shareholder Services may be obtained by contacting the Client Services
Department at (800) 544-5445.

General

Investors may purchase shares from a Service Agent. In addition, certain investors, including qualified retirement plans purchasing through certain Service Agents, may purchase shares directly from the fund. When purchasing shares of the fund, investors must specify whether the purchase is for Class A, Class B, Class L or Class Y shares. Service Agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at sub-transfer agent are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account in the fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or
Section 401(c) of the Code, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes in the fund is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class
A, Class B and Class L shares and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the fund through the Systematic
Investment Plan on a quarterly basis, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a unit investment trust
("UIT") sponsored by Salomon Smith Barney, and
Directors/Trustees of any of the Smith Barney mutual funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent.

Purchase orders received by the fund or a Service Agent prior to the close of regular trading on the New York Stock
Exchange ("NYSE"), on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the ''trade date''). Orders received by a Service Agent prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Service Agent, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment
Plan. Under the Systematic Investment Plan, Salomon Smith
Barney or the sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or the sub-transfer agent. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Service Agent.




Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney mutual funds (including retired Board Members and employees); the immediate families of such persons
(including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial
Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another Smith Barney mutual fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note:
subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from or proceeds from a sale of a UIT sponsored by Salomon Smith Barney; (i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement; and (j) purchases of Class A shares by
Section 403(b) or Section 401(a) or (k) accounts associated with Copeland Retirement Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the fund may be purchased by ''any person'' (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of other Smith Barney mutual funds that are offered with a sales charge as currently listed under ''Exchange
Privilege'' then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge.
The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares. A Letter of Intent for an amount of $25,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the ''Amount of Investment'' as referred to in the preceding sales charge table includes (i) all Class A shares of the fund and other
Smith Barney mutual funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned.
Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the options of the investor, up to 90 days before such date.
Please contact a Service Agent or the Transfer Agent to obtain a Letter of Intent application.

Letter of Intent - Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares (except purchases of Class Y shares by Smith Barney Allocation Series Inc., for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of $15,000,000 of Class Y shares of the fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund's Class A shares, which may include a deferred sales charge of 1.00%. Please contact a Service
Agent or the Transfer Agent for further information.

Deferred Sales Charge Provisions

''Deferred Sales Charge Shares'' are: (a) Class B shares;
(b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares that are redeemed will not be subject to a deferred sales charge to the extent that the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are Deferred Sales Charge Shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are Deferred Sales
Charge Shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase. In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month.
The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney
401(k) Program, as described below. See ''Purchase of Shares-Smith Barney 401(k) and ExecChoiceTM Programs.''




Year Since Purchase Payment Was
Made

Deferred Sales Charge

First

5.00%

Second

4.00

Third

3.00

Fourth

2.00

Fifth

1.00

Sixth and thereafter

0.00

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholders as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend
Shares) owned by the shareholder.

In determining the applicability of any deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that deferred sales charge shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney mutual funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon
Smith Barney.

To provide an example, assume an investor purchased 100
Class B shares of the fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.




Waivers of Deferred Sales Charge

The deferred sales charge will be waived on: (a) exchanges
(see ''Exchange Privilege''); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see ''Automatic Cash
Withdrawal Plan'') (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney mutual funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the Transfer Agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Smith Barney Retirement Programs

You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates.
The fund offers Class A and Class L shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must be of the same class.

For plans opened on or after March 1, 2000 that are not part of the Paychex offering, Class A shares may be purchased regardless of the amount invested.

For plans opened prior to March 1, 2000 and for plans that are part of the Paychex offering, the class of shares you may purchase depends on the amount of your initial investment:

Class A Shares. Class A shares may be purchased by plans investing at least $1 million.

Class L Shares. Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances:

If the plan was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney funds Class
L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program for 5 years.

If the plan was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney funds Class L shares
(other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about
March 31 of the following year.

For more information, call your Service Agent or the transfer agent.

Retirement Programs Opened On or After June 21, 1996. If, at the end of the fifth year after the date the participating plan enrolled in the Smith Barney 401(k)
Program or the ExecChoiceTM Program, a participating plan's total Class L holdings in all non-money market Smith Barney mutual funds equal at least $1,000,000, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund. (For participating plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan's holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Retirement Programs Opened Prior to June 21, 1996. In any year after the date a participating plan enrolled in the Smith Barney 401(k) Program, if a participating plan's total Class L holdings in all non-money market Smith Barney mutual funds equal at least $500,000 as of the calendar year-end, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class
A shares of the fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any participating plan in the Smith Barney 401(k) or the ExecChoiceTM Program, whether opened before or after June
21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund, regardless of asset size, at the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401(k) Program or ExecChoiceTM Program.
Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class L shares, but instead may acquire Class A shares of the same fund. Any Class L shares not converted will continue to be subject to the distribution fee.

Participating plans wishing to acquire shares of the fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact a Service Agent.

Retirement Programs Investing in Class B Shares: Class B shares of a fund are not available for purchase by participating plans opened on or after June 21, 1996, but may continue to be purchased by any participating plan in the Smith Barney 401 (k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a deferred sales charge of 3.00% of redemption proceeds if the participating plan terminates within 8 years of the date the participating plan first enrolled in the Smith Barney 401 (k) Program.

At the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401 (k)
Program, the participating plan will be offered the opportunity to exchange all of its Class B shares for Class
A shares of the same fund. Such participating plan will be notified of the pending exchange in writing approximately
60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a participating plan will not be eligible to acquire additional Class B shares, but instead may acquire Class A shares of the same fund.
If the participating plan elects not to exchange all of its Class B shares at that time, each Class B share held by the participating plan will have the same conversion feature as Class B shares held by other investors. See "Purchase of Shares-Deferred Sales Charge Alternatives."

No deferred sales charge is imposed on redemptions of Class
B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholders Class B shares above the purchase payments made during the preceding eight years. Whether or not the deferred sales charge applies to the redemption by a participating plan depends on the number of years since the participating plan first became enrolled in the Salomon
Smith Barney 401(k) Program, unlike the applicability of the deferred sales charge to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

The deferred sales charge will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a participating plan; as a result of
(a) the retirement of an employee in the participating plan; (b) the termination of employment of an employee in the participating plan; (c) the death or disability of an employee in the participating plan; (d) the attainment of age 59 1/2 by an employee in the participating plan; (e) hardship of an employee in the participating plan to the extent permitted under Section 401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the participating plan to an employee.

Determination of Public Offering Price

The fund offers its shares to the public on a continuous basis. The public offering price for a Class A and Class Y share of the fund is equal to the net asset value per share at the time of purchase, plus for Class A shares, an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class L share
(and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A deferred sales charge, however, is imposed on certain redemptions of Class L shares, and Class A shares when purchased in amounts exceeding $500,000. The method of computation of the public offering price is shown in each fund's financial statements, incorporated by reference in their entirety into this SAI.

REDEMPTION OF SHARES

The right of redemption of shares of the fund may be suspended or the date of payment postponed (a) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund's investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the fund's shareholders.
If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the Transfer Agent receives all required documents in proper form.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Transfer Agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds.
Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days or more.

Distribution in Kind

If the board of trustees of the trust determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

PFS Investments Accounts

Shareholders may redeem for cash some or all of their shares of the fund at any time by sending a written request in proper form directly to a sub-transfer agent, PFS
Shareholder Services, at P.O. Box 105033, Atlanta, Georgia
30348-5033. If you should have any questions concerning how to redeem your account after reviewing the information below, please contact PFS Shareholder Services at (800)
544-5445, Spanish-speaking representatives (800) 544-7278 or TDD Line for the Hearing Impaired (800) 824-1721.
The request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption exceed $50,000, or if the proceeds are not paid to the record owner(s) at the record address, if the shareholder(s) has had an address change within 45 days or less of the shareholder's redemption request, or if the shareholder(s) is a corporation, sole proprietor, partnership, trust or fiduciary, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank.

Generally, a properly completed redemption form with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. For example, in the case of shareholders holding certificates, the certificates for shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by PFS
Shareholder Services in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator. Additionally, if a shareholder requests a redemption from a Retirement Plan account (IRA or SEP), such request must state whether or not federal income tax is to be withheld from the proceeds of the redemption check. Redemption from a 403(b)(7) account requires completion of a special form. Please call PFS Shareholder
Services at (800) 544-5445 between 8:00 a.m. and 8:00 p.m.
eastern standard time to obtain the proper forms.

A shareholder may utilize PFS Shareholder Services
Telephone Redemption service to redeem his or her account as long as they have authorized the telephone redemption option. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline the telephone transaction option on the account application. The telephone redemption option can be used only if: (a) the redemption proceeds are to be mailed to the address of record and there has been no change of address of record within the preceding 45 days; (b) the shares to be redeemed are not in certificate form; (c); the person requesting the redemption can provide proper identification information; and (d) the proceeds of the redemption do not exceed $50,000. 403(b)(7) accounts and accounts not registered in the name of an individual(s) are not eligible for the telephone redemption option.
Telephone redemption requests can be made by contacting PFS
Shareholder Services at (800) 544-5445 between 8:00 a.m.
and 8:00 p.m. Eastern time any day that the NYSE is open.
Telephone redemption may not be available if the shareholder cannot reach PFS Shareholder Services whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the fund's regular redemption procedure described above.

Redemption proceeds can be sent by check to the address of record, by wire transfer to a bank account designated on the application or to a bank account designated on the application via the Automated Clearinghouse (ACH). A shareholder will be charged a $25 service fee for wire transfers and a nominal service fee for transfers made directly to the shareholder's bank by the ACH. PFS
Shareholder Services will process and mail a shareholder's redemption check usually within two to three business days after receiving the redemption request in good order. The shareholder may request the proceeds to be mailed by two-day air express for an $8 fee that will be deducted from the shareholder's account or by one-day air express for a $15 fee that will be deducted from the shareholder's account.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders of the fund who own shares of the fund with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly.
Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment. Any applicable deferred sales charge will not be waived on amounts withdrawn by shareholders that exceed
1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable deferred sales charge will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences). To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a fund, continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a fund.
Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal
Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders of a fund who wish to participate in the Withdrawal Plan and who hold their shares of the fund in certificate form must deposit their share certificates with the sub-transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund involved. A shareholder who purchases shares directly through the sub-transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Service Agent.

Additional Information Regarding Telephone Redemption And
Exchange Program

Neither the fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

VALUATION OF SHARES

The net asset value per share of the fund's Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther
King, Jr. Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the trust in valuing its assets.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the fund's board of trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the fund's board of trustees. Amortized cost involves valuing an instrument at its original cost to the fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the fund will be valued at fair value as determined in good faith by the fund's board of trustees.

EXCHANGE PRIVILEGE

Shareholders of any of the Smith Barney mutual funds may exchange all or part of their shares for shares of the same
Class of other Smith Barney mutual funds, on the basis of relative net asset value per share at the time of exchange as follows:

A. Class A and Class Y shares of the fund may be exchanged without a sales charge for the respective shares of any of the Smith Barney mutual funds.

B. Class B shares of any fund may be exchanged without a sales charge. Class B shares of the fund exchanged for Class B shares of another Smith Barney mutual fund will be subject to the higher applicable deferred sales charge of the two funds and, for purposes of calculating deferred sales charge rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

C. Class L shares of any fund may be exchanged without a sales charge. For purposes of deferred sales charge applicability, Class L shares of the fund exchanged for Class C shares of another Smith
Barney mutual fund will be deemed to have been owned since the date the shares being exchanged were deemed to be purchased.

The exchange privilege enables shareholders in any Smith
Barney mutual fund to acquire shares of the same Class in a fund with different investment objectives when they believe a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Service
Agent.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable deferred sales charge, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Salomon Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

Additional Information Regarding the Exchange Privilege.
Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the fund's performance and its shareholders. The manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the fund's other shareholders. In this event, the fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney mutual funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

PERFORMANCE DATA

From time to time, the fund may advertise its total return and average annual total return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class L and
Class Y shares of the fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting
100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical
Services, Inc. and other financial publications.

From time to time, the trust may quote a fund's yield or total return in advertisements or in reports and other communications to shareholders. The trust may include comparative performance information in advertising or marketing the fund's shares. Such performance information may be included in the following industry and financial publications - Barron's, Business Week, CDA Investment
Technologies, Inc., Changing Times, Forbes, Fortune,
Institutional Investor, Investor's Business Daily, Money,
Morningstar Mutual Fund Values, The New York Times, USA
Today and The Wall Street Journal. To the extent any advertisement or sales literature of the fund describes the expenses or performance of any Class, it will also disclose such information for the other Classes.

Average Annual Total Return

A fund's "average annual total return," as described below, is computed according to a formula prescribed by the SEC.
The formula can be expressed as follows:

P(1 + T)n = ERV

		Where:	P	= 	a hypothetical
initial payment of $1,000.

			T	= 	average annual total
return.

			n	= 	number of years.

			ERV	=	Ending Redeemable Value
of a hypothetical
$1,000 investment made
at the beginning of a
1-, 5- or 10-year
period at the end of a
1-, 5- or 10-year
period (or fractional
portion thereof),
assuming reinvestment
of all dividends and
distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A fund's net investment income changes in response to fluctuations in interest rates and the expenses of the fund.


Average Annual Total Return for the
fiscal year ended November 30, 2000



Class of Shares
1-Year
5-Year
10-
Year
Since
Inceptio
n1
Class A2
13.63%
N/A
N/A
30.66%
Class B3
13.68%
N/A
N/A
31.74%
Class L4
16.54%
N/A
N/A
32.07%
Class Y5
20.06%
N/A
N/A
27.15%
_______________________
	1	Class A, B and  L  commenced operations on September
1, 1998 and Class Y on December 3, 1998.
	2	The average annual total return figure assumes that
the maximum 5.00% sales charge has been deducted from
the investment at the time of purchase.  If the
maximum sales charge had not been deducted, the
average annual total return for Class A shares for
the same period would have been 19.59% and 33.68% for
one year and since inception of the fund,
respectively.
	3	The average annual total return figure assumes that
the maximum applicable deferred sales charge has been
deducted from the investment at the time of
redemption.  If the maximum deferred sales charge had
not been deducted, the average annual total return
for Class B shares for the same period would have
been 18.68% and 32.68% for one year and since
inception of the fund, respectively.
	4	The average annual total return figure assumes that
the maximum applicable initial and deferred sales
charges have been deducted from the investment at the
time of redemption.  If the maximum initial and
deferred sales charges had not been deducted, the
average annual total return for Class L shares for
the same period would have been 18.75% and 32.68% for
one year and since inception of the fund,
respectively.
	5	Class Y shares do not incur initial sales charges nor
deferred sales charges.




Aggregate Total Return

The fund's "aggregate total return," as described below, represents the cumulative change in the value of an investment in the fund for the specified period and is computed by the following formula:

ERV - P
P

	Where: 	P 	=	a hypothetical initial
payment of $10,000.

				ERV	=	Ending Redeemable Value of a
hypothetical $10,000
investment made at the
beginning of the 1-, 5- or
10-year period at the end of
the 1-, 5- or 10-year period
(or fractional portion
thereof), assuming
reinvestment of all dividends
and distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.


Aggregate Annual Total Return for
the fiscal year ended on November
30, 2000



Class of Shares
1-Year
5-Year
10-
Year
Since
Inceptio
n1
Class A2
13.63%
N/A
N/A
82.51%
Class B3
13.68%
N/A
N/A
85.91%
Class L4
16.54%
N/A
N/A
86.94%
Class Y5
20.06%
N/A
N/A
61.46%
_______________________
	1	Classes A, B and L commenced operations on September
1, 1998 and Class Y on December 3, 1998.
	2	The average annual total return figure assumes that
the maximum 5.00% sales charge has been deducted from
the investment at the time of purchase.  If the
maximum sales charge had not been deducted, the
average annual total return for Class A shares for
the same period would have been 19.59% and 92.11% for
one year and since inception of the fund,
respectively.
	3	The average annual total return figure assumes that
the maximum applicable deferred sales charge has been
deducted from the investment at the time of
redemption.  If the maximum deferred sales charge had
not been deducted, the average annual total return
for Class B shares for the same period would have
been 18.68% and 88.91% for one year and since
inception of the fund, respectively.
	4	The average annual total return figure assumes that
the maximum applicable initial and deferred sales
charges have been deducted from the investment at the
time of redemption.  If the maximum initial and
deferred sales charges had not been deducted, the
average annual total return for Class L shares for
the same period would have been 18.75% and 88.91% for
one year and since inception of the fund,
respectively.
	5	Class Y shares do not incur initial sales charges nor
deferred sales charges.

Performance will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class's performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The fund's policy is to distribute its net investment income and net realized capital gains, if any, annually.
The fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary and capital gains realized, in order to avoid a Federal excise tax liability.

If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares of the same Class at net asset value, with no additional sales charge or deferred sales charge. A shareholder may change the option at any time by notifying his Service Agent. Shareholders whose accounts are held directly at PFPC should notify PFPC in writing, requesting a change to this reinvestment option.

The per share dividends on Class B and Class L shares of the fund may be lower than the per share dividends on Class
A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class L shares. The per share dividends on Class A shares of the fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class L and Class Y shares.

Taxes

The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares of the fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in the fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, both of which are subject to change.

The Fund and Its Investments

The fund intends to continue to qualify to be treated as a regulated investment company during each taxable year under the Internal Revenue Code of 1986, as amended (the "Code").
To so qualify, the fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the fund's taxable year, (i) at least 50% of the market value of the fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

As a regulated investment company, the fund will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and its net realized long-term and short-term capital gains, if any, that it distributes to its shareholders, provided an amount equal to at least 90% of its investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) and its net tax-exempt income for the taxable year is distributed to its shareholders in compliance with the Code's timing and other requirements, but will be subject to tax at regular corporate rates on any taxable income or gain it does not distribute.

The Code imposes a 4% nondeductible excise tax on the fund to the extent it does not distribute by the end of any calendar year at least 98% of its ordinary income for that year and at least 98% of its net capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or net capital gains retained by the fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

If, in any taxable year, the fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits, would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. Moreover, if the fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, the fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e.
the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the fund had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

The fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the fund as a regulated investment company.

The fund's investment in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the fund.

Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by the fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries.
Tax conventions between certain countries and the United
States may reduce or eliminate such taxes in some cases.
The fund will not be eligible to elect to treat any foreign taxes paid by it as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by the fund will reduce the return from the fund's investments.

Passive Foreign Investment Companies. If the fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" (a "PFIC"), it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If the fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the fund would be required to obtain certain annual information from the PFIC in which it invests, which may be difficult or impossible to obtain.

Alternatively, the fund may make a mark-to-market election that will result in the fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the fund, unless revoked with the consent of the Internal Revenue Service ("IRS"). By making the election, the fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The fund may have to distribute this "phantom" income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.
The fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of United States Shareholders

Dividends and Distributions. Any dividend declared by the fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the fund not later than such December
31, provided such dividend is actually paid by the fund during January of the following calendar year. The fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The fund currently expects to distribute any such excess annually to its shareholders.
However, if the fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax
(currently at a rate of 35%) on the amount retained. In that event, the fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the fund on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and
(c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income.
Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the fund upon filing appropriate returns or claims for refund with the IRS.

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United
States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net realized long-term capital gains, if any, that the fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund. Dividends and distributions paid by the fund attributable to dividends on stock of U.S. corporations received by the fund, with respect to which the fund meets certain holding period requirements, will be eligible for the deduction for dividends received by corporations. Distributions in excess of the fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of the shareholder's basis in his shares of the fund, and as a capital gain thereafter
(if the shareholder holds his shares of the fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending
30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share during such six-month period. If a shareholder incurs a sales charge in acquiring shares of the fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced.
Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. The fund may be required to withhold, for United States federal income tax purposes, 31% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United
States federal income tax liabilities.

Notices. Shareholders will be notified annually by the fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "Taxes - Taxation of United States Shareholders -
Dividends and Distributions") made by the fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the fund to its shareholders during the preceding taxable year.

Other Taxation

Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

The foregoing is only a summary of certain material tax consequences affecting the fund and its shareholders.
Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund.

ADDITIONAL INFORMATION

The trust was organized on October 17, 1991 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust."
The trust offers shares of beneficial interest of seven separate funds with a par value of $.001 per share. The fund offers shares of beneficial interest currently classified into five Classes - A, B, L, Y and 1. Each
Class of the fund represents an identical interest in the fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges; if any, for each Class; (c) the distribution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The trust's board of trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

Under Massachusetts's law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. The Master Trust Agreement disclaims shareholder liability for acts or obligations of the fund, however, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the fund or a trustee. The Master Trust Agreement provides for indemnification from fund property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which management of the fund believes is remote. Upon payment of any liability incurred by the fund, a shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operation of the fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

The Master Trust Agreement of the fund permits the trustees of the fund to issue an unlimited number of full and fractional shares of a single class and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the fund. Each share in the fund represents an equal proportional interest in the fund with each other share. Shareholders of the fund are entitled upon its liquidation to share pro rata in its net assets available for distribution. No shareholder of the fund has any preemptive or conversion rights. Shares of the fund are fully paid and non-assessable.

Pursuant to the Master Trust Agreement, the fund's trustees may authorize the creation of additional series of shares
(the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances).

The fund does not hold annual shareholder meetings. There normally will be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees. Shareholders of record of no less than two-thirds of the outstanding shares of the trust may remove a trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the trust's outstanding shares and the trust will assist shareholders in calling such a meeting as required by the 1940 Act.

When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the fund will be voted on a fund-wide basis on all matters except matters affecting only the interests of one Class, in which case only shares of the affected Class would be entitled to vote.

The trust was organized as an unincorporated Massachusetts business trust on October 17, 1991 under the name Shearson
Lehman Brothers Intermediate-Term Trust.  On October 14,
1994 and August 16, 1995, the trust's name was changed to Smith Barney Income Trust and Smith Barney Investment
Trust, respectively. On August 16, 2000, the name of the Smith Barney Mid Cap Blend Fund changed to Smith Barney Mid
Cap Core Fund.

Annual and Semi-Annual Reports. The fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by the fund at the end of the period covered. In an effort to reduce the fund's printing and mailing costs, the fund consolidates the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the fund also consolidates the mailing of its prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed
Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Service
Agent or the Transfer Agent.

FINANCIAL STATEMENTS

The fund's annual report for the fiscal year ended November
30, 2000 was filed on February 9, 2001, Accession Number
50130-01-704.

OTHER INFORMATION

In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney mutual funds average 21 years in the industry and 15 years with the firm.

Smith Barney mutual funds offers more than 60 mutual funds.
We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

Style Pure Series - Our Style Pure Series funds stay fully invested within their asset class and investment style, enabling investors to make asset allocation decisions in conjunction with their Salomon Smith Barney Financial
Consultant.

Classic Investor Series - Our Classic Investor Series funds offer a range of equity and fixed income strategies that seek to capture opportunities across asset classes and investment styles using disciplined investment approaches.

The Smith Barney Allocation Series - As a fund of funds, investors can select a Smith Barney Allocation Series
Portfolio that may help their investment needs. As needs change, investors can easily choose another long-term, diversified investment from our Allocation Series family.

Special Discipline Series - Our Special Discipline Series funds are designed for investors who are looking beyond more traditional market categories: from natural resources to a roster of state-specific municipal funds.































SMITH BARNEY
INVESTMENT TRUST



Mid Cap Core Fund















March 30, 2001



SMITH BARNEY INVESTMENT TRUST
7 World Trade Center
New York, NY 10048

								SALOMON SMITH BARNEY
								A Member of
Citigroup [Symbol]





1

68